UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2011 – February 29, 2012

Item 1: Report(s) to Shareholders.

Semiannual report dated February 29, 2012, enclosed.

Schwab Bond Funds

Schwab Short-Term
Bond Market Fundtm

Schwab® Premier Income Fund

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab® Treasury Inflation
Protected Securities Fund

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This wrapper is not part of the shareholder report.

Schwab Bond Funds

Semiannual Report
February 29, 2012

Schwab Short-Term
Bond Market Fundtm

Schwab® Premier Income Fund

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab® Treasury Inflation
Protected Securities Fund

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Five smart, cost-effective ways for investors to use
bonds in an asset allocation strategy.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Short-Term Bond Market Fundtm (Ticker Symbol: SWBDX)	0.59%

Barclays Capital U.S. Government/Credit: 1-5 Years Index	0.76%
Fund Category: Morningstar Short-Term Bond	1.27%

Performance Details	page 6

Schwab® Premier Income Fund (Ticker Symbol: SWIIX)	1.65%

Barclays Capital U.S. Aggregate Intermediate Bond Index	1.76%
Fund Category: Morningstar Intermediate-Term Bond	3.11%

Performance Details	page 7

Schwab Total Bond Market Fundtm (Ticker Symbol: SWLBX)	2.60%

Barclays Capital U.S. Aggregate Bond Index	2.73%
Fund Category: Morningstar Intermediate-Term Bond	3.11%

Performance Details	page 8

Schwab GNMA Fundtm (Ticker Symbol: SWGSX)	1.59%

Barclays Capital GNMA Index	1.79%
Fund Category: Morningstar Intermediate Government	1.66%

Performance Details	page 9

Schwab® Treasury Inflation Protected Securities Fund (Ticker Symbol: SWRSX)	4.22%

Barclays Capital U.S. TIPS Index	4.45%
Fund Category: Morningstar Inflation Protected Bond	3.87%

Performance Details	page 10

Minimum Initial Investment[1]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Taxable Bond Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc., and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us with your investment needs, and for reading this important report concerning the Schwab Bond Funds.

U.S. bond sectors turned in mixed performances for the six months ended February 29, 2012, as an improving U.S. economy and a possible resolution to the sovereign debt crisis faced by Greece helped convince investors to favor riskier assets. The Barclays Capital U.S. Aggregate Bond Index (the Barclays Aggregate) generated a 2.73% total return in this environment. Lower credit-quality securities generally provided greater returns than higher credit-quality alternatives.

Starting in late summer, a series of events supported U.S. bond prices, while correspondingly driving down yields. A soft patch in U.S. economic data that fueled fears of recession provided one catalyst. The market’s response to Standard & Poor’s August downgrade of U.S. sovereign debt provided another catalyst. As a result, stocks sold off and bonds generally rallied in September, with long-term Treasuries performing particularly well in spite of S&P’s credit rating downgrade. Signs of slower economic growth in China and concerns that the euro zone’s sovereign debt crisis could spread to the “core” countries of France and Germany weighed on equities. Collectively, this drove up financial market volatility and enhanced the appeal of U.S. Treasury securities.

Investors’ risk preferences began to shift thereafter, however, helped by an improvement in U.S. economic prospects. The unemployment rate fell from 9.0% in September to an estimated 8.3% in February. Inflation-adjusted U.S. economic growth for the final quarter of 2011 was another plus for stocks and negative for Treasury bonds. This revealed that the U.S. economy accelerated to a 3.0% seasonally adjusted annual pace,* above expectations.

Worries about the still-fragile economy convinced the Federal Reserve to implement a variety of conventional and unconventional monetary operations. On the more conventional side, the Fed kept the federal funds rate target at a historically low 0-0.25%. On the less conventional side, the Fed began “Operation Twist” in late September, an attempt to further reduce long-term interest rates and help the

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

*	The figure cited represents the second estimate from the U.S. Bureau of Economic Analysis (BEA). The BEA provides three estimates of quarterly U.S. economic growth: an “initial” estimate, a “second” estimate, and a “final” estimate. Successive estimates are based upon more complete source data, and may result in a faster or slower estimated pace of inflation-adjusted, or “real,” economic activity.

Schwab Taxable Bond Funds 3

From the President continued

U.S. bond sectors turned in mixed performances for the six months, as an improving U.S. economy and a possible resolution to the sovereign debt crisis faced by Greece helped convince investors to favor riskier assets.

still-troubled U.S. housing sector. In addition, the Fed revised its outlook regarding short-term interest rates in late January, forecasting that rates are likely to remain exceptionally low at least through late 2014.

This collective backdrop paved the way for mixed but generally modest returns for fixed-income securities. For example, the U.S. Agency sector of the Barclays Aggregate generated a 1.2% total return for the six months. The U.S. MBS sector returned 1.6%, primarily representing the performance of mortgage-backed securities issued by Ginnie Mae, Freddie Mac, and Fannie Mae. The U.S. Treasury sector provided a 2.4% return, benefiting from “safe haven” demand for Treasuries during September and December in particular, when financial markets experienced bouts of pronounced volatility.

Several bond sectors provided comparatively solid returns. Treasury Inflation-Protected Securities (TIPS) returned 4.5%. TIPS performed well due to slightly faster inflation, and from falling real yields driven partially by TIPS’ high credit-quality allure. The Corporate sector of the Barclays Aggregate generated a 5.3% total return. Corporate bonds—which are affected by interest rates and credit-related factors—benefitted from solid corporate profits and from investors’ heightened appetites for risk.

Municipal bonds performed even better still, returning 5.7% based on the performance of the Barclays Capital Municipal Bond Index. Early 2011 concerns about a substantial increase in municipal defaults failed to materialize, and municipalities improved their balance sheets. Favorable supply/demand dynamics also enhanced the performance of municipal securities, as new issuance slowed to an estimated $285 billion in 2011 from $430 billion in 2010.

For details about the characteristics, investment performances, and objectives of the Schwab Bond Funds, please read the pages that follow this letter.

We also encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab Taxable Bond Funds

Fund Management

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Hung, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Alfonso Portillo, Jr., a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2007 and has worked in fixed-income and asset management since 1996.

Steven Chan, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1996 and has been performing portfolio analytics and operational support since 2004 prior to moving to his current role in 2007.

Brandon Matsui, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2010. Prior to joining the firm, he was an associate portfolio manager at a large financial services firm for one year. Prior to that, he was a risk analytics manager of institutional investor accounts at a large investment management firm for four years.

Schwab Taxable Bond Funds 5

Schwab Short-Term Bond Market Fund™

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3

Fund and Inception Date	6 months	1 Year	5 Years	10 Years

Fund: Schwab Short-Term Bond Market Fundtm (11/5/91)	0.59%	3.03%	1.38%	2.55%
Barclays Capital U.S. Government/Credit: 1-5 Years Index	0.76%	3.49%	4.72%	4.26%
Fund Category: Morningstar Short-Term Bond	1.27%	2.34%	3.51%	3.43%

Fund Expense Ratios4: Net 0.29%; Gross 0.62%

 Yields1

30-Day SEC Yield[3]	0.48%

30-Day SEC Yield-No Waiver[5]	0.16%

12-Month Distribution Yield[3]	1.33%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[6]

U.S. Government and Government Agencies	70.3%
Corporate Bonds	20.8%
Foreign Securities	7.7%
Other Investment Companies	1.1%
Municipal Bonds	0.1%

By Credit Quality[7]

AAA	76.1%
AA	5.7%
A	9.1%
BBB	7.6%
BB	0.2%
Short-Term Ratings	1.1%
Unrated Securities	0.2%

Weighted Average Maturity[8]	2.8 Yrs
Weighted Average Duration[8]	2.7 Yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[7]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[8]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

6 Schwab Taxable Bond Funds

Schwab® Premier Income Fund

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3,4

Fund and Inception Date	6 months	1 Year	3 Years	Since Inception

Fund: Schwab® Premier Income Fund (10/31/07)	1.65%	6.10%	9.96%	6.59%
Barclays Capital U.S. Aggregate Intermediate Bond Index	1.76%	6.44%	6.64%	6.01%
Fund Category: Morningstar Intermediate-Term Bond	3.11%	6.93%	10.36%	6.13%

Fund Expense Ratio5: 0.61%

 Yields1

30-Day SEC Yield[3]	1.51%

30-Day SEC Yield-No Waiver[6]	1.51%

12-Month Distribution Yield[3]	2.54%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[7]

Mortgage-Backed Securities	35.9%
U.S. Government and Government Agencies	29.2%
Corporate Bonds	17.6%
Foreign Securities	4.0%
Commercial Mortgage Backed Securities	2.3%
Other Investment Companies	0.5%
Municipal Bonds	0.2%
Short-Term Investments	10.3%

By Credit Quality[8]

AAA	78.8%
AA	3.2%
A	6.5%
BBB	9.7%
BB	0.7%
Short-Term Ratings	0.5%
Unrated Securities	0.6%

Weighted Average Maturity[9]	3.8 Yrs
Weighted Average Duration[9]	3.2 Yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	As stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[8]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[9]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

Schwab Taxable Bond Funds 7

Schwab Total Bond Market Fund™

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3

Fund and Inception Date	6 months	1 Year	5 Years	10 Years

Fund: Schwab Total Bond Market Fundtm (3/5/93)	2.60%	7.95%	3.38%	4.18%
Barclays Capital U.S. Aggregate Bond Index	2.73%	8.37%	6.36%	5.68%
Fund Category: Morningstar Intermediate-Term Bond	3.11%	6.93%	5.72%	5.26%

Fund Expense Ratios4: Net 0.29%; Gross 0.59%

 Yields1

30-Day SEC Yield[3]	2.02%

30-Day SEC Yield-No Waiver[5]	1.76%

12-Month Distribution Yield[3]	2.81%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[6]

U.S. Government and Government Agencies	38.0%
Mortgage-Backed Securities	29.5%
Corporate Bonds	19.0%
Foreign Securities	4.2%
Commercial Mortgage Backed Securities	1.9%
Other Investment Companies	0.5%
Municipal Bonds	0.9%
Asset-Backed Obligations	0.2%
Short-Term Investments	5.8%

By Credit Quality[7]

AAA	77.1%
AA	4.7%
A	8.6%
BBB	8.3%
BB	0.1%
Short-Term Ratings	0.5%
Unrated Securities	0.7%

Weighted Average Maturity[8]	6.2 Yrs
Weighted Average Duration[8]	4.4 Yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[7]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[8]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

8 Schwab Taxable Bond Funds

Schwab GNMA Fund™

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3,4

Fund and Inception Date	6 months	1 Year	5 Years	Since Inception

Fund: Schwab GNMA Fundtm (3/3/03)	1.59%	7.33%	6.34%	4.89%
Barclays Capital GNMA Index	1.79%	7.88%	6.77%	5.46%
Fund Category: Morningstar Intermediate Government	1.66%	6.81%	5.59%	4.27%

Fund Expense Ratios5: Net 0.55%; Gross 0.61%

 Yields1

30-Day SEC Yield[3]	2.53%

30-Day SEC Yield-No Waiver[6]	2.50%

12-Month Distribution Yield[3]	3.89%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[7]

Mortgage-Backed Securities	94.3%
Other Investment Companies	0.1%
Short-Term Investments	5.6%

By Credit Quality[8]

AAA	98.6%
Short-Term Ratings	0.1%
Unrated Securities	1.3%

Weighted Average Maturity[9]	4.5 Yrs
Weighted Average Duration[9]	3.0 Yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[8]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[9]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

Schwab Taxable Bond Funds 9

Schwab® Treasury Inflation Protected Securities Fund

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3,4

Fund and Inception Date	6 months	1 Year	5 Years	Since Inception

Fund: Schwab® Treasury Inflation Protected Securities Fund (3/31/06)	4.22%	13.98%	7.12%	6.76%
Barclays Capital U.S. TIPS Index	4.45%	14.57%	7.89%	7.52%
Fund Category: Morningstar Inflation Protected Bond	3.87%	11.94%	6.60%	6.39%

Fund Expense Ratios5: Net 0.29%; Gross 0.63%

 Yields1

30-Day SEC Yield[3]	-2.60%

30-Day SEC Yield-No Waiver[6]	-2.93%

12-Month Distribution Yield[3]	3.47%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[7]

U.S. Government Securities	98.9%
Other Investment Companies	1.1%

By Credit Quality[8]

AAA	98.9%
Short-Term Ratings	1.1%

Weighted Average Maturity[9]	9.3 Yrs
Weighted Average Duration[9]	8.1 Yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[8]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[9]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

10 Schwab Taxable Bond Funds

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2011 and held through February 29, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/11	at 2/29/12	9/1/11–2/29/12

Schwab Short-Term Bond Market Fundtm
Actual Return	0.29%	$1,000	$1,005.90	$1.45
Hypothetical 5% Return	0.29%	$1,000	$1,023.42	$1.46

Schwab® Premier Income Fund
Actual Return	0.61%	$1,000	$1,016.50	$3.06
Hypothetical 5% Return	0.61%	$1,000	$1,021.83	$3.07

Schwab Total Bond Market Fundtm
Actual Return	0.29%	$1,000	$1,026.00	$1.46
Hypothetical 5% Return	0.29%	$1,000	$1,023.42	$1.46

Schwab GNMA Fundtm
Actual Return	0.55%	$1,000	$1,015.90	$2.76
Hypothetical 5% Return	0.55%	$1,000	$1,022.13	$2.77

Schwab® Treasury Inflation Protected Securities Fund
Actual Return	0.29%	$1,000	$1,042.20	$1.47
Hypothetical 5% Return	0.29%	$1,000	$1,023.42	$1.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Taxable Bond Funds 11

Schwab Short-Term Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/11–		9/1/10–	9/1/09–	9/1/08–	9/1/07–	9/1/06–
	2/29/12*		8/31/11	8/31/10	8/31/09	8/31/08	8/31/07

Per-Share Data ($)

Net asset value at beginning of period	9.27		9.19	8.93	9.30	9.84	9.91

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.12	0.18	0.29	0.44	0.49
Net realized and unrealized gains (losses)	0.00	[1]	0.08	0.26	(0.37)	(0.54)	(0.07)

Total from investment operations	0.05		0.20	0.44	(0.08)	(0.10)	0.42
Less distributions:
Distributions from net investment income	(0.05)		(0.12)	(0.18)	(0.29)	(0.44)	(0.49)

Net asset value at end of period	9.27		9.27	9.19	8.93	9.30	9.84

Total return (%)	0.59	[2]	2.23	4.92	(0.85)	(1.11)	4.33

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[3]	0.49 [4]	0.55	0.55	0.55	0.56 [5]
Gross operating expenses	0.61	[3]	0.62	0.62	0.62	0.59	0.58
Net investment income (loss)	1.17	[3]	1.34	1.95	3.23	4.62	4.94
Portfolio turnover rate[6]	52	[2]	94	173	231	351	225
Net assets, end of period ($ x 1,000,000)	356		267	258	261	346	569

* Unaudited.

1 Amount less than $0.01.
2 Not annualized
3 Annualized.
4 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended rate. Please see financial note 4 for more information.
5 The ratio of net operating expenses would have been 0.55%, if interest expense had not been included.
6 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

12 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

70.6%		U.S. Government and Government Agencies	247,984,018	251,316,589
7.7%		Foreign Securities	27,016,453	27,440,298
20.9%		Corporate Bonds	72,531,249	74,292,801
0.1%		Municipal Bonds	484,188	504,598
1.1%		Other Investment Company	3,967,407	3,967,407

100.4%		Total Investments	351,983,315	357,521,693
(0	.4)%	Other Assets and Liabilities, Net		(1,353,722)

100.0%		Net Assets		356,167,971

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 70.6% of net assets

U.S. Government Agency Securities 12.9%
Fannie Mae
1.50%, 06/26/13	1,500,000	1,524,693
0.50%, 08/09/13	2,000,000	2,005,924
1.00%, 09/23/13	2,500,000	2,525,790
0.55%, 10/18/13 (b)	3,000,000	3,001,137
0.75%, 12/06/13 (b)	500,000	500,123
2.75%, 02/05/14	250,000	261,698
0.85%, 10/24/14 (b)	750,000	751,424
0.63%, 10/30/14	1,000,000	1,006,443
2.63%, 11/20/14	1,000,000	1,055,990
0.75%, 12/19/14	1,750,000	1,764,101
0.38%, 03/16/15	500,000	497,790
2.38%, 04/11/16	2,000,000	2,130,334
1.25%, 09/28/16	1,000,000	1,015,618
Federal Farm Credit Bank
0.62%, 05/01/14 (b)	1,000,000	1,000,042
4.88%, 12/16/15	150,000	171,795
Federal Home Loan Bank
3.63%, 05/29/13	1,000,000	1,041,853
1.88%, 06/21/13	1,500,000	1,531,616
3.63%, 10/18/13	1,500,000	1,579,887
0.38%, 11/27/13	1,000,000	1,000,536
0.38%, 01/29/14	1,500,000	1,500,096
5.50%, 08/13/14	3,000,000	3,366,705
Freddie Mac
3.50%, 05/29/13	1,000,000	1,040,556
3.75%, 06/28/13	1,000,000	1,047,079
0.38%, 10/30/13	1,000,000	1,002,821
0.40%, 02/27/14 (b)	2,000,000	2,000,222
0.65%, 06/27/14 (b)	1,500,000	1,501,601
3.00%, 07/28/14	1,500,000	1,598,044
1.00%, 07/30/14	1,000,000	1,016,671
0.75%, 10/17/14 (b)	250,000	250,143
0.63%, 12/29/14	2,500,000	2,518,525
1.75%, 09/10/15	500,000	520,316
2.50%, 05/27/16	2,000,000	2,136,226
2.00%, 08/25/16	2,000,000	2,096,764

		45,962,563

U.S. Treasury Obligations 57.7%
U.S. Treasury Bond
10.63%, 08/15/15	2,000,000	2,693,438
U.S. Treasury Notes
0.75%, 03/31/13	2,000,000	2,011,954
1.75%, 04/15/13	2,000,000	2,034,532
0.63%, 04/30/13	1,500,000	1,507,266
3.13%, 04/30/13	1,200,000	1,240,640
1.38%, 05/15/13	2,000,000	2,027,734
0.50%, 05/31/13	4,500,000	4,515,822
3.50%, 05/31/13	2,500,000	2,601,855
3.38%, 06/30/13	1,000,000	1,041,680
0.38%, 07/31/13	1,000,000	1,001,875
3.38%, 07/31/13	1,000,000	1,044,180
0.75%, 08/15/13	7,500,000	7,554,495
4.25%, 08/15/13	2,000,000	2,116,250
0.13%, 08/31/13	3,000,000	2,994,141
3.13%, 08/31/13	2,500,000	2,606,935
0.75%, 09/15/13	2,250,000	2,266,787
3.13%, 09/30/13	2,000,000	2,090,392
0.50%, 10/15/13	4,000,000	4,015,156
0.25%, 10/31/13	1,000,000	999,688
2.75%, 10/31/13	6,000,000	6,245,862
4.25%, 11/15/13	3,700,000	3,949,606
2.00%, 11/30/13	2,000,000	2,059,766
0.13%, 12/31/13	5,000,000	4,985,355
1.50%, 12/31/13	6,500,000	6,644,475
0.25%, 01/31/14	1,500,000	1,498,887
4.00%, 02/15/14	1,000,000	1,072,266
0.25%, 02/28/14	3,000,000	2,997,423
1.25%, 03/15/14	2,250,000	2,293,067
1.75%, 03/31/14	2,000,000	2,059,532
1.88%, 04/30/14	1,000,000	1,033,281
1.00%, 05/15/14	700,000	710,227
2.25%, 05/31/14	5,000,000	5,213,675
2.63%, 06/30/14	1,250,000	1,316,211
2.63%, 07/31/14	1,000,000	1,054,453
0.50%, 08/15/14	4,700,000	4,715,421
2.38%, 08/31/14	2,475,000	2,597,589
0.25%, 09/15/14	9,000,000	8,970,471
2.38%, 09/30/14	1,600,000	1,681,750
0.50%, 10/15/14	4,500,000	4,513,360
2.38%, 10/31/14	1,000,000	1,052,031
4.25%, 11/15/14	3,000,000	3,309,609
2.13%, 11/30/14	2,000,000	2,092,970
0.25%, 12/15/14	3,000,000	2,987,343
2.63%, 12/31/14	2,500,000	2,654,298
2.25%, 01/31/15	5,000,000	5,262,500
0.25%, 02/15/15	3,000,000	2,985,468
2.38%, 02/28/15	3,000,000	3,171,330
2.50%, 04/30/15	2,500,000	2,658,595
2.13%, 05/31/15	2,500,000	2,631,055

See financial notes 13

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.88%, 06/30/15	2,350,000	2,456,117
1.75%, 07/31/15	1,500,000	1,562,109
1.25%, 09/30/15	1,000,000	1,024,297
1.25%, 10/31/15	10,000,000	10,239,850
1.38%, 11/30/15	1,000,000	1,028,594
2.13%, 12/31/15	750,000	793,242
2.00%, 01/31/16	335,000	352,745
2.13%, 02/29/16	1,000,000	1,058,281
2.63%, 02/29/16	750,000	808,652
2.25%, 03/31/16	1,000,000	1,064,063
2.38%, 03/31/16	1,500,000	1,603,359
2.00%, 04/30/16	2,000,000	2,107,188
1.75%, 05/31/16	4,000,000	4,174,688
3.25%, 05/31/16	1,000,000	1,106,094
1.50%, 06/30/16	3,500,000	3,614,573
1.50%, 07/31/16	1,100,000	1,135,836
1.00%, 08/31/16	4,500,000	4,546,759
3.00%, 08/31/16	1,000,000	1,098,828
1.00%, 09/30/16	2,000,000	2,019,688
3.13%, 10/31/16	4,500,000	4,978,827
4.63%, 11/15/16	3,500,000	4,114,961
2.75%, 11/30/16	3,000,000	3,268,593
3.25%, 12/31/16	8,000,000	8,913,752
0.88%, 02/28/17	1,500,000	1,500,234

		205,354,026

Total U.S. Government and Government Agencies
(Cost $247,984,018)		251,316,589

Foreign Securities 7.7% of net assets

Foreign Agencies 2.5%

Canada 0.2%
Export Development Canada
3.50%, 05/16/13	575,000	596,152
2.25%, 05/28/15	175,000	184,278

		780,430

Cayman Islands 0.1%
Petrobras International Finance Co.
7.75%, 09/15/14	100,000	113,750
2.88%, 02/06/15	300,000	307,812

		421,562

Germany 1.4%
Kreditanstalt Fuer Wiederaufbau
1.38%, 07/15/13 (d)	350,000	354,024
1.38%, 01/13/14 (d)	725,000	735,073
3.50%, 03/10/14 (d)	250,000	263,614
2.63%, 03/03/15 (d)	850,000	893,460
2.63%, 02/16/16 (d)	725,000	766,581
2.00%, 06/01/16 (d)	950,000	983,907
4.88%, 01/17/17 (d)	950,000	1,105,258

		5,101,917

Japan 0.2%
Japan Finance Corp.
2.25%, 07/13/16	650,000	666,856

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15	650,000	699,563

Norway 0.0%
Statoilhydro A.S.A.
3.88%, 04/15/14	150,000	160,466

Republic of Korea 0.3%
Export-Import Bank of Korea
8.13%, 01/21/14	200,000	220,804
5.88%, 01/14/15	250,000	271,538
4.00%, 01/11/17	400,000	413,988

		906,330

Sweden 0.1%
Svensk Exportkredit AB
3.25%, 09/16/14	200,000	210,213

		8,947,337

Foreign Local Government 0.8%

Canada 0.8%
Hydro Quebec
2.00%, 06/30/16	500,000	515,717
Province of British Columbia
4.30%, 05/30/13	475,000	497,477
Province of Nova Scotia
5.13%, 01/26/17	100,000	117,171
Province of Ontario
1.38%, 01/27/14	450,000	457,363
4.10%, 06/16/14	350,000	377,902
1.88%, 09/15/15	550,000	564,998
2.30%, 05/10/16	300,000	311,482

		2,842,110

Sovereign 1.0%

Brazil 0.2%
Federative Republic of Brazil
10.25%, 06/17/13	550,000	618,200

Canada 0.1%
Canada Government International Bond
2.38%, 09/10/14	500,000	525,500

Italy 0.2%
Republic of Italy
3.13%, 01/26/15	800,000	780,082
4.75%, 01/25/16	100,000	100,604

		880,686

Mexico 0.2%
Mexico (United Mexican States)
5.88%, 01/15/14	125,000	135,187
6.63%, 03/03/15	125,000	143,000
5.63%, 01/15/17	300,000	347,250

		625,437

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	250,000	289,500

Republic of Korea 0.2%
Republic of Korea
5.13%, 12/07/16	500,000	560,392

		3,499,715

Supranational 3.4%
Asian Development Bank
1.63%, 07/15/13	600,000	609,836

14 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
2.75%, 05/21/14	150,000	157,436
2.63%, 02/09/15	525,000	554,954
European Bank for Reconstruction & Development
1.63%, 09/03/15	600,000	615,911
European Investment Bank
1.88%, 06/17/13	1,200,000	1,218,349
3.13%, 06/04/14	750,000	785,732
1.13%, 08/15/14	300,000	302,021
1.63%, 09/01/15	900,000	913,804
2.25%, 03/15/16	500,000	516,414
2.50%, 05/16/16	750,000	780,239
5.13%, 09/13/16	350,000	405,937
4.88%, 01/17/17	700,000	807,976
Inter-American Development Bank
3.00%, 04/22/14	1,250,000	1,318,305
International Bank for Reconstruction & Development
1.75%, 07/15/13	1,050,000	1,068,797
2.38%, 05/26/15	500,000	527,165
2.13%, 03/15/16	850,000	892,049
Nordic Investment Bank
3.63%, 06/17/13	650,000	676,211

		12,151,136

Total Foreign Securities
(Cost $27,016,453)		27,440,298

Corporate Bonds 20.9% of net assets

Finance 9.0%

Banking 6.6%
American Express Bank FSB
5.50%, 04/16/13	500,000	524,936
American Express Credit Corp.
2.80%, 09/19/16	500,000	518,594
Bank of America Corp.
7.38%, 05/15/14	750,000	811,051
4.50%, 04/01/15	1,050,000	1,066,678
Bank of Nova Scotia
3.40%, 01/22/15	275,000	292,520
2.05%, 10/07/15	300,000	308,556
Barclays Bank PLC
5.20%, 07/10/14	500,000	531,209
BB&T Corp.
3.38%, 09/25/13	200,000	207,595
5.20%, 12/23/15	175,000	193,393
3.20%, 03/15/16 (b)	100,000	106,018
BNP Paribas
3.25%, 03/11/15	200,000	202,672
3.60%, 02/23/16	300,000	302,428
Capital One Financial Corp.
7.38%, 05/23/14	150,000	167,022
2.13%, 07/15/14	250,000	250,795
Citigroup, Inc.
5.50%, 04/11/13	400,000	415,122
5.13%, 05/05/14	700,000	738,707
5.00%, 09/15/14	500,000	520,835
4.45%, 01/10/17	800,000	845,278
Credit Suisse USA, Inc.
5.00%, 05/15/13	100,000	103,973
5.50%, 08/15/13	600,000	630,836
5.13%, 08/15/15	500,000	543,655
Deutsche Bank AG
4.88%, 05/20/13	550,000	571,013
3.45%, 03/30/15	250,000	258,659
Fifth Third Bancorp
3.63%, 01/25/16	300,000	317,225
HSBC Bank USA
4.63%, 04/01/14	200,000	211,540
JPMorgan Chase & Co.
4.75%, 05/01/13	950,000	992,211
3.15%, 07/05/16	1,000,000	1,030,672
KeyCorp
3.75%, 08/13/15	250,000	263,657
Merrill Lynch & Co., Inc.
5.45%, 07/15/14	200,000	208,174
6.05%, 05/16/16	350,000	361,723
Morgan Stanley
4.75%, 04/01/14	150,000	151,836
6.00%, 05/13/14	300,000	314,516
2.88%, 07/28/14	525,000	521,370
3.80%, 04/29/16	750,000	732,233
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/49 (a)(b)	275,000	290,358
PNC Funding Corp.
4.25%, 09/21/15	300,000	330,284
Rabobank Nederland
1.85%, 01/10/14	275,000	277,167
3.38%, 01/19/17	150,000	154,590
Royal Bank of Canada
2.63%, 12/15/15	300,000	314,661
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	400,000	401,590
State Street Corp.
2.88%, 03/07/16	450,000	470,390
The Bank of New York Mellon Corp.
4.30%, 05/15/14	200,000	214,532
2.95%, 06/18/15	450,000	475,071
The Goldman Sachs Group, Inc.
6.00%, 05/01/14	100,000	107,524
5.13%, 01/15/15	500,000	531,803
5.35%, 01/15/16	475,000	503,814
3.63%, 02/07/16	500,000	502,262
Toronto-Dominion Bank
2.50%, 07/14/16	250,000	259,755
UBS AG
2.25%, 08/12/13	500,000	501,716
US Bancorp
2.00%, 06/14/13	500,000	509,030
2.20%, 11/15/16 (b)	250,000	256,861
Wells Fargo & Co.
3.75%, 10/01/14	100,000	106,765
5.00%, 11/15/14	375,000	402,557
4.75%, 02/09/15	250,000	269,120
3.68%, 06/15/16 (a)	750,000	804,490
Westpac Banking Corp.
4.20%, 02/27/15	500,000	534,865

		23,435,907

Brokerage 0.2%
BlackRock, Inc.
3.50%, 12/10/14	300,000	321,447
Jefferies Group, Inc.
5.50%, 03/15/16	65,000	65,000
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	105,003
TD Ameritrade Holding Co.
4.15%, 12/01/14	150,000	159,558

		651,008

See financial notes 15

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Finance Company 0.8%
General Electric Capital Corp.
2.15%, 01/09/15	1,000,000	1,026,623
4.38%, 09/21/15	250,000	273,856
3.35%, 10/17/16	250,000	266,975
2.90%, 01/09/17	350,000	365,955
HSBC Finance Corp.
4.75%, 07/15/13	300,000	310,918
5.00%, 06/30/15	400,000	424,235
SLM Corp.
5.38%, 05/15/14	100,000	103,754

		2,772,316

Insurance 1.0%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	250,000	263,554
American International Group, Inc.
4.25%, 05/15/13 (a)	125,000	127,708
5.05%, 10/01/15	100,000	105,707
4.88%, 09/15/16	350,000	368,488
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	800,000	890,374
Cigna Corp.
2.75%, 11/15/16	500,000	511,068
MetLife, Inc.
2.38%, 02/06/14	325,000	333,938
Principal Financial Group, Inc.
7.88%, 05/15/14	200,000	225,021
Prudential Financial, Inc.
5.10%, 09/20/14	400,000	434,042
Travelers Property Casualty Corp.
5.00%, 03/15/13	400,000	417,604

		3,677,504

Other Financial 0.1%
CME Group, Inc.
5.40%, 08/01/13	250,000	266,018

Real Estate Investment Trust 0.3%
Health Care REIT, Inc.
3.63%, 03/15/16	475,000	484,732
Simon Property Group LP
5.25%, 12/01/16 (b)	300,000	340,230
2.80%, 01/30/17 (b)	500,000	520,467

		1,345,429

		32,148,182

Industrial 10.4%

Basic Industry 1.0%
Alcoa, Inc.
5.55%, 02/01/17	150,000	166,312
ArcelorMittal USA, Inc.
3.75%, 03/01/16	500,000	502,023
Barrick Gold Corp.
1.75%, 05/30/14	200,000	204,130
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	500,000	501,974
EI Du Pont de Nemours & Co.
1.75%, 03/25/14	150,000	153,749
5.25%, 12/15/16	250,000	294,326
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15	200,000	200,488
International Paper Co.
5.30%, 04/01/15	150,000	164,465
Monsanto Co.
2.75%, 04/15/16	200,000	211,159
Praxair, Inc.
4.38%, 03/31/14	250,000	269,509
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	300,000	307,171
The Dow Chemical Co.
5.90%, 02/15/15	550,000	621,229

		3,596,535

Capital Goods 0.9%
3M Co.
4.38%, 08/15/13	150,000	158,565
1.38%, 09/29/16	100,000	101,445
Bemis Co., Inc.
5.65%, 08/01/14	50,000	54,914
Boeing Capital Corp.
2.13%, 08/15/16 (b)	300,000	312,770
Caterpillar Financial Services Corp.
1.38%, 05/20/14	275,000	279,327
2.05%, 08/01/16	400,000	413,673
CRH America, Inc.
5.30%, 10/15/13	200,000	209,997
6.00%, 09/30/16	75,000	81,859
Emerson Electric Co.
5.63%, 11/15/13	100,000	108,412
5.13%, 12/01/16	200,000	230,367
General Dynamics Corp.
2.25%, 07/15/16	100,000	104,231
Honeywell International, Inc.
3.88%, 02/15/14	150,000	159,163
John Deere Capital Corp.
4.90%, 09/09/13	350,000	373,396
Lockheed Martin Corp.
2.13%, 09/15/16	100,000	101,844
Northrop Grumman Corp.
3.70%, 08/01/14	225,000	237,055
Tyco International Finance S.A.
6.00%, 11/15/13	200,000	216,842
Waste Management, Inc.
5.00%, 03/15/14	50,000	53,925

		3,197,785

Communications 1.9%
America Movil Sab De CV
2.38%, 09/08/16	250,000	256,520
AT&T, Inc.
0.88%, 02/13/15	250,000	249,638
1.60%, 02/15/17	500,000	501,183
CBS Corp.
8.20%, 05/15/14	200,000	228,504
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14	500,000	544,063
Comcast Corp.
5.30%, 01/15/14	500,000	540,546
Deutsche Telekom International Finance
5.25%, 07/22/13	250,000	263,195
DIRECTV Holdings LLC
4.75%, 10/01/14	100,000	109,029
3.13%, 02/15/16	300,000	313,435
Embarq Corp.
7.08%, 06/01/16	350,000	390,202
France Telecom S.A.
4.38%, 07/08/14	200,000	214,011
NBCUniversal Media LLC
2.10%, 04/01/14	175,000	178,481

16 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
3.65%, 04/30/15	200,000	214,695
News America, Inc.
5.30%, 12/15/14	100,000	111,091
Telecom Italia Capital S.A.
5.25%, 11/15/13	350,000	356,125
Telefonica Emisiones S.A.U.
3.73%, 04/27/15	150,000	150,805
3.99%, 02/16/16	275,000	276,914
Time Warner Cable, Inc.
6.20%, 07/01/13	150,000	160,680
7.50%, 04/01/14	100,000	113,129
3.50%, 02/01/15	150,000	159,622
Verizon Communications, Inc.
5.25%, 04/15/13	650,000	683,970
2.00%, 11/01/16	250,000	255,826
Vodafone Group PLC
4.15%, 06/10/14	175,000	187,609
2.88%, 03/16/16	225,000	238,052
5.63%, 02/27/17	150,000	177,986

		6,875,311

Consumer Cyclical 1.1%
CVS Caremark Corp.
4.88%, 09/15/14	500,000	549,878
Daimler Finance North America LLC
2.30%, 01/09/15	250,000	254,460
eBay, Inc.
1.63%, 10/15/15	125,000	127,831
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	425,000	467,823
McDonald’s Corp.
4.30%, 03/01/13	125,000	129,533
PACCAR, Inc.
6.88%, 02/15/14	150,000	167,558
Target Corp.
5.88%, 07/15/16	250,000	296,582
The Walt Disney Co.
0.88%, 12/01/14	150,000	150,813
1.35%, 08/16/16	150,000	151,623
Time Warner, Inc.
3.15%, 07/15/15	400,000	425,139
Toyota Motor Credit Corp.
2.80%, 01/11/16	350,000	366,956
Viacom, Inc.
1.25%, 02/27/15	100,000	100,219
2.50%, 12/15/16	150,000	154,784
Wal-Mart Stores, Inc.
3.20%, 05/15/14	350,000	370,787
2.80%, 04/15/16	225,000	241,083

		3,955,069

Consumer Non-Cyclical 2.9%
Abbott Laboratories
5.88%, 05/15/16	300,000	353,825
Altria Group, Inc.
4.13%, 09/11/15	625,000	685,613
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 01/15/15	300,000	327,131
2.88%, 02/15/16	475,000	505,371
Aristotle Holding, Inc.
2.10%, 02/12/15 (c)	250,000	252,170
2.65%, 02/15/17 (c)	750,000	751,719
Colgate-Palmolive Co.
1.25%, 05/01/14	125,000	127,072
Diageo Capital PLC
7.38%, 01/15/14	200,000	224,058
General Mills, Inc.
5.25%, 08/15/13	250,000	266,221
Johnson & Johnson
1.20%, 05/15/14	150,000	152,699
2.15%, 05/15/16	50,000	52,461
Kellogg Co.
4.25%, 03/06/13	150,000	155,396
4.45%, 05/30/16	100,000	111,626
Kraft Foods, Inc.
2.63%, 05/08/13	350,000	357,387
McKesson Corp.
5.25%, 03/01/13	100,000	104,289
3.25%, 03/01/16	250,000	265,878
Medtronic, Inc.
2.63%, 03/15/16	200,000	210,769
Merck & Co., Inc.
2.25%, 01/15/16	300,000	312,658
Newell Rubbermaid, Inc.
5.50%, 04/15/13	400,000	418,622
Novartis Capital Corp.
4.13%, 02/10/14	350,000	374,163
2.90%, 04/24/15	150,000	160,049
PepsiCo, Inc.
0.88%, 10/25/13	450,000	451,823
Pfizer, Inc.
4.50%, 02/15/14	250,000	269,574
5.35%, 03/15/15	200,000	227,522
Philip Morris International, Inc.
2.50%, 05/16/16	200,000	210,358
Procter & Gamble Co.
4.95%, 08/15/14	200,000	221,823
1.80%, 11/15/15	350,000	362,780
Reynolds American, Inc.
7.25%, 06/01/13	150,000	159,533
Safeway, Inc.
6.25%, 03/15/14	200,000	220,832
Sanofi
1.20%, 09/30/14	300,000	305,152
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	200,000	203,741
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	500,000	510,622
The Coca-Cola Co.
1.50%, 11/15/15	450,000	462,357
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	250,000	259,893
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	200,000	213,668

		10,248,855

Energy 1.1%
Anadarko Petroleum Corp.
5.95%, 09/15/16	400,000	463,556
Apache Corp.
6.00%, 09/15/13	250,000	270,876
BP Capital Markets PLC
5.25%, 11/07/13	850,000	913,495
3.13%, 10/01/15	125,000	133,956
2.25%, 11/01/16	100,000	103,488
Chevron Corp.
3.95%, 03/03/14	100,000	106,888
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13	275,000	289,847
Encana Corp.
4.75%, 10/15/13	125,000	131,449

See financial notes 17

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Marathon Petroleum Corp.
3.50%, 03/01/16	250,000	259,434
Petrohawk Energy Corp.
10.50%, 08/01/14 (b)	200,000	223,250
Shell International Finance BV
4.00%, 03/21/14	50,000	53,443
3.10%, 06/28/15	300,000	323,286
Total Capital S.A.
3.00%, 06/24/15	300,000	319,796
2.30%, 03/15/16	100,000	104,353
Transocean, Inc.
4.95%, 11/15/15	100,000	108,242

		3,805,359

Technology 1.3%
Agilent Technologies, Inc.
2.50%, 07/15/13	425,000	432,341
5.50%, 09/14/15	100,000	113,003
Cisco Systems, Inc.
2.90%, 11/17/14	100,000	106,356
5.50%, 02/22/16	250,000	293,294
Dell, Inc.
2.30%, 09/10/15	50,000	51,896
Google, Inc.
1.25%, 05/19/14	250,000	254,794
Hewlett-Packard Co.
6.13%, 03/01/14	500,000	546,634
2.63%, 12/09/14	250,000	259,395
Intel Corp.
1.95%, 10/01/16	350,000	364,025
International Business Machines Corp.
6.50%, 10/15/13	675,000	739,603
Microsoft Corp.
1.63%, 09/25/15	400,000	413,042
Oracle Corp.
3.75%, 07/08/14	150,000	161,057
5.25%, 01/15/16	250,000	290,141
Xerox Corp.
5.65%, 05/15/13	350,000	367,653

		4,393,234

Transportation 0.2%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14	150,000	166,475
CSX Corp.
6.25%, 04/01/15	250,000	288,828
Ryder System, Inc.
3.15%, 03/02/15	300,000	311,344

		766,647

		36,838,795

Utilities 1.5%

Electric 1.0%
Carolina Power & Light Co.
5.13%, 09/15/13	250,000	267,075
Commonwealth Edison Co.
1.63%, 01/15/14	50,000	50,829
1.95%, 09/01/16 (b)	100,000	101,510
Consumers Energy Co.
5.38%, 04/15/13	250,000	263,123
Dominion Resources, Inc.
1.80%, 03/15/14	250,000	255,905
5.15%, 07/15/15	300,000	338,441
Duke Energy Carolinas LLC
5.75%, 11/15/13	350,000	379,866
Exelon Corp.
4.90%, 06/15/15	400,000	436,015
National Rural Utilities Cooperative Finance Corp.
5.50%, 07/01/13	150,000	159,714
3.05%, 03/01/16	150,000	159,269
Pacific Gas & Electric Corp.
6.25%, 12/01/13	300,000	328,855
PSEG Power LLC
5.50%, 12/01/15	150,000	169,425
Southern California Edison Co.
5.75%, 03/15/14	200,000	220,061
The Southern Co.
2.38%, 09/15/15	500,000	513,325

		3,643,413

Natural Gas 0.5%
Energy Transfer Partners LP
5.95%, 02/01/15	200,000	219,246
Enterprise Products Operating LLC
9.75%, 01/31/14	225,000	258,875
5.60%, 10/15/14	150,000	165,379
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	200,000	211,302
Plains All American Pipeline LP
3.95%, 09/15/15	150,000	159,414
Sempra Energy
6.50%, 06/01/16	200,000	237,740
TransCanada PipeLines Ltd.
3.40%, 06/01/15	100,000	107,248
Williams Partners LP
7.25%, 02/01/17	250,000	303,207

		1,662,411

		5,305,824

Total Corporate Bonds
(Cost $72,531,249)		74,292,801

Municipal Bonds 0.1% of net assets

Fixed-Rate Obligations 0.1%
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14	475,000	504,598

Total Municipal Bonds
(Cost $484,188)		504,598

	Number	Value
Security	of Shares	($)

Other Investment Company 1.1% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund	3,967,407	3,967,407

Total Other Investment Company
(Cost $3,967,407)		3,967,407

End of Investments.

18 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

At 02/29/12, the tax basis cost of the fund’s investments was $352,124,832, and the unrealized appreciation and depreciation were $5,629,225 and ($232,364), respectively, with a net unrealized appreciation of $5,396,861.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,003,889 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.

The following is a summary of the inputs used to value the funds’ investments as of February 29, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government and Government Agencies(a)	$—	$251,316,589	$—	$251,316,589
Foreign Securities(a)	—	27,440,298	—	27,440,298
Corporate Bonds(a)	—	74,292,801	—	74,292,801
Municipal Bonds(a)	—	504,598	—	504,598
Other Investment Company(a)	3,967,407	—	—	3,967,407

Total	$3,967,407	$353,554,286	$—	$357,521,693

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2012.

See financial notes 19

 Schwab Short-Term Bond Market Fund

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $351,983,315)		$357,521,693
Receivables:
Investments sold		10,593,166
Interest		1,923,073
Fund shares sold		436,879
Due from investment adviser		704
Prepaid expenses	+	2,025

Total assets		370,477,540

Liabilities

Payables:
Investments bought		13,954,456
Shareholder services fees		2,355
Fund shares redeemed		238,512
Distributions to shareholders		92,643
Trustees’ fees		455
Accrued expenses	+	21,148

Total liabilities		14,309,569

Net Assets

Total assets		370,477,540
Total liabilities	−	14,309,569

Net assets		$356,167,971

Net Assets by Source
Capital received from investors		408,412,738
Net investment income not yet distributed		1
Net realized capital losses		(57,783,146)
Net unrealized capital gains		5,538,378

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$356,167,971		38,402,531		$9.27

20 See financial notes

 Schwab Short-Term Bond Market Fund

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Interest		$2,344,820
Securities on loan	+	119

Total investment income		2,344,939

Expenses

Investment adviser and administrator fees		482,151
Shareholder service fees		386,666
Portfolio accounting fees		38,415
Professional fees		19,812
Registration fees		17,258
Shareholder reports		15,819
Transfer agent fees		11,053
Trustees’ fees		6,355
Custodian fees		5,869
Interest expense		2
Other expenses	+	2,837

Total expenses		986,237
Expense reduction by CSIM and/or Schwab	−	520,586
Custody credits	−	9

Net expenses	−	465,642

Net investment income		1,879,297

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,222,213
Net realized gains on futures contracts	+	5,984

Net realized gains		1,228,197
Net unrealized losses on investments	+	(814,545)

Net realized and unrealized gains		413,652

Increase in net assets resulting from operations		$2,292,949

See financial notes 21

 Schwab Short-Term Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			9/1/10-8/31/11
Net investment income		$1,879,297	$3,407,208
Net realized gains		1,228,197	4,038,754
Net unrealized losses	+	(814,545)	(1,650,129)

Increase in net assets from operations		2,292,949	5,795,833

Distributions to shareholders

Distributions from net investment income		($1,879,296)	($3,407,208)

Transactions in Fund Shares

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,791,332	$155,190,295	13,687,968	$125,666,291
Shares reinvested		144,356	1,335,218	237,525	2,180,816
Shares redeemed	+	(7,305,256)	(67,606,689)	(13,254,636)	(121,646,463)

Net transactions in fund shares		9,630,432	$88,918,824	670,857	$6,200,644

Shares Outstanding and Net Assets

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,772,099	$266,835,494	28,101,242	$258,246,225
Total increase	+	9,630,432	89,332,477	670,857	8,589,269

End of period		38,402,531	$356,167,971	28,772,099	$266,835,494

Net investment income not yet distributed			$1		$—

22 See financial notes

Schwab® Premier Income Fund

Financial Statements

Financial Highlights

	9/1/11–		9/1/10–	9/1/09–	9/1/08–	10/31/07[2]–
	2/29/12*		8/31/11	8/31/10	8/31/09[1]	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.54		10.43	9.89	9.95	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.32	0.50	0.71	0.44
Net realized and unrealized gains (losses)	0.08		0.16	0.58	(0.07)	(0.03)

Total from investment operations	0.17		0.48	1.08	0.64	0.41
Less distributions:
Distributions from net investment income	(0.11)		(0.36)	(0.54)	(0.70)	(0.46)
Distributions from net realized gains	(0.11)		(0.01)	—	—	—

Total distributions	(0.22)		(0.37)	(0.54)	(0.70)	(0.46)

Net asset value at end of period	10.49		10.54	10.43	9.89	9.95

Total return (%)	1.65	[3]	4.75	11.16	7.03	4.13	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.61	[4]	0.61	0.62	0.63	0.54	[4]
Gross operating expenses	0.62	[4]	0.61	0.63	0.75	0.74	[4]
Net investment income (loss)	1.77	[4]	3.13	4.71	7.90	5.53	[4]
Portfolio turnover rate[5]	160	[3]	294	173	496	374	[3]
Net assets, end of period ($ x 1,000,000)	434		431	459	261	47

* Unaudited.

1 Effective on August 10, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares. The figures in Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

See financial notes 23

 Schwab Premier Income Fund

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

19.3%		Corporate Bonds	80,514,206	83,624,350
39.1%		Mortgage-Backed Securities	165,313,537	169,910,440
2.6%		Commercial Mortgage Backed Securities	10,381,007	11,129,206
31.9%		U.S. Government and Government Agencies	133,999,322	138,310,469
0.2%		Municipal Bonds	785,765	796,734
4.3%		Foreign Securities	18,390,641	18,831,598
0.5%		Other Investment Company	2,202,310	2,202,310
11.3%		Short-Term Investments	48,999,384	48,999,033

109.2%		Total Investments	460,586,172	473,804,140
(1	.5)%	TBA Sale Commitments	(6,712,500)	(6,678,752)
(7	.6)%	Other Assets and Liabilities, Net		(33,040,834)

100.0%		Net Assets		434,084,554

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 19.3% of net assets

Finance 7.4%

Banking 4.8%
American Express Co.
5.50%, 09/12/16	500,000	561,677
Bank of America Corp.
7.38%, 05/15/14	500,000	540,701
5.63%, 10/14/16	750,000	783,773
7.63%, 06/01/19	500,000	566,126
5.00%, 05/13/21	500,000	498,798
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 02/23/17	900,000	905,470
Barclays Bank PLC
5.13%, 01/08/20	500,000	529,505
BNP Paribas
5.00%, 01/15/21	300,000	307,494
Citigroup, Inc.
5.00%, 09/15/14	1,750,000	1,822,922
5.38%, 08/09/20	500,000	545,323
Credit Suisse USA, Inc.
5.30%, 08/13/19	1,000,000	1,067,521
Deutsche Bank Financial LLC
5.38%, 03/02/15	500,000	515,715
Fifth Third Bancorp
3.63%, 01/25/16	600,000	634,449
HSBC Bank PLC
1.63%, 08/12/13 (c)	1,000,000	998,146
JPMorgan Chase & Co.
4.75%, 05/01/13	500,000	522,217
3.70%, 01/20/15	700,000	743,676
6.00%, 01/15/18	500,000	580,051
Macquarie Group Ltd.
6.25%, 01/14/21 (c)	300,000	299,930
Morgan Stanley
4.75%, 04/01/14	1,000,000	1,012,242
6.63%, 04/01/18	250,000	265,398
Rabobank Nederland
2.13%, 10/13/15	1,000,000	1,001,027
3.38%, 01/19/17	1,000,000	1,030,602
Sumitomo Mitsui Banking Corp.
1.95%, 01/14/14 (c)	1,000,000	1,009,275
The Goldman Sachs Group, Inc.
3.63%, 02/07/16	850,000	853,845
6.15%, 04/01/18	500,000	542,561
UBS AG
4.88%, 08/04/20	500,000	520,387
US Bancorp
3.00%, 03/15/22 (b)	700,000	702,878
Wachovia Corp.
5.75%, 02/01/18	500,000	580,940
Wells Fargo & Co.
4.75%, 02/09/15	1,000,000	1,076,478

		21,019,127

Brokerage 0.1%
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	315,010

Finance Company 0.6%
Capital One Financial Corp.
4.75%, 07/15/21	500,000	528,139
General Electric Capital Corp.
3.75%, 11/14/14	500,000	534,820
5.63%, 05/01/18	1,000,000	1,155,949
SLM Corp.
7.25%, 01/25/22	350,000	370,343

		2,589,251

Insurance 1.1%
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	1,000,000	1,190,710
Cigna Corp.
5.13%, 06/15/20	1,000,000	1,075,488
4.00%, 02/15/22 (b)	250,000	261,210
Lincoln National Corp.
6.25%, 02/15/20	500,000	574,001
Metlife, Inc.
6.75%, 06/01/16	1,000,000	1,197,944
Prudential Financial, Inc.
4.50%, 11/16/21	375,000	402,975

		4,702,328

Real Estate Investment Trust 0.8%
Digital Realty Trust LP
4.50%, 07/15/15	725,000	757,019
Federal Realty Investment Trust
5.95%, 08/15/14	500,000	539,529

24 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Simon Property Group LP
2.80%, 01/30/17 (b)	300,000	312,280
Ventas Realty LP
3.13%, 11/30/15	500,000	514,205
WEA Finance LLC / WT Finance Aust Pty Ltd.
7.50%, 06/02/14 (c)	1,000,000	1,108,841

		3,231,874

		31,857,590

Industrial 10.2%

Basic Industry 1.1%
Alcoa, Inc.
6.75%, 07/15/18	500,000	576,521
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	500,000	501,975
Monsanto Co.
2.75%, 04/15/16	400,000	422,319
Rio Tinto Finance (USA) Ltd.
2.50%, 05/20/16	750,000	784,534
The Dow Chemical Co.
7.60%, 05/15/14	500,000	568,548
Vale Overseas Ltd.
4.38%, 01/11/22	500,000	520,630
Valspar Corp.
4.20%, 01/15/22 (b)	750,000	781,203
Xstrata Canada Financial Corp.
2.85%, 11/10/14 (c)	500,000	510,689

		4,666,419

Capital Goods 1.1%
Allied Waste North America, Inc.
6.88%, 06/01/17 (b)	1,000,000	1,049,900
Caterpillar Financial Services Corp.
1.38%, 05/20/14	250,000	253,934
General Electric Co.
5.25%, 12/06/17	500,000	590,856
Goodrich Corp.
6.80%, 02/01/18	1,450,000	1,785,826
John Deere Capital Corp.
2.95%, 03/09/15	500,000	532,767
Lockheed Martin Corp.
2.13%, 09/15/16	300,000	305,533
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	100,000	128,753

		4,647,569

Communications 2.0%
America Movil Sab De CV
2.38%, 09/08/16	750,000	769,561
AT&T, Inc.
0.88%, 02/13/15	1,000,000	998,553
Cellco Partnership / Verizon Wireless Capital LLC
8.50%, 11/15/18	500,000	695,059
Comcast Cable Communications LLC
8.88%, 05/01/17	500,000	653,258
NBCUniversal Media LLC
4.38%, 04/01/21	250,000	274,371
Qwest Corp.
8.38%, 05/01/16	500,000	588,056
Telecom Italia Capital S.A.
5.25%, 11/15/13	250,000	254,375
Telefonica Emisiones S.A.U.
2.58%, 04/26/13	1,500,000	1,500,075
The Interpublic Group of Cos, Inc.
10.00%, 07/15/17 (b)	1,000,000	1,150,000
Time Warner Cable, Inc.
4.00%, 09/01/21 (b)	500,000	524,073
Verizon Communications, Inc.
1.25%, 11/03/14	500,000	506,892
6.35%, 04/01/19	500,000	619,601
4.60%, 04/01/21	250,000	283,641

		8,817,515

Consumer Cyclical 1.2%
International Game Technology
5.50%, 06/15/20	100,000	105,763
JC Penney Corp., Inc.
9.00%, 08/01/12	1,500,000	1,550,625
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	500,000	575,988
3.88%, 01/15/22 (b)	500,000	515,106
Marriott International, Inc.
3.00%, 03/01/19 (b)	650,000	650,482
McDonald’s Corp.
2.63%, 01/15/22	200,000	201,611
PACCAR, Inc.
6.88%, 02/15/14	200,000	223,411
Target Corp.
6.00%, 01/15/18	500,000	613,182
The Walt Disney Co.
0.88%, 12/01/14	350,000	351,896
Time Warner, Inc.
3.15%, 07/15/15	500,000	531,424
Viacom, Inc.
3.88%, 12/15/21	150,000	158,412

		5,477,900

Consumer Non-Cyclical 2.4%
Anheuser-Busch InBev Worldwide, Inc.
6.88%, 11/15/19	750,000	970,915
Aristotle Holding, Inc.
2.10%, 02/12/15 (c)	250,000	252,170
3.90%, 02/15/22 (c)	500,000	512,348
Boston Scientific Corp.
5.13%, 01/12/17	250,000	272,636
6.00%, 01/15/20	150,000	175,547
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/19	500,000	533,750
HJ Heinz Co.
5.35%, 07/15/13	1,000,000	1,063,918
PepsiCo, Inc.
7.90%, 11/01/18	107,000	146,153
Philip Morris International, Inc.
5.65%, 05/16/18	500,000	600,369
Reynolds American, Inc.
7.63%, 06/01/16	1,000,000	1,207,097
Sanofi
1.20%, 09/30/14	700,000	712,022
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	750,000	776,945
The Coca-Cola Co.
3.15%, 11/15/20	1,000,000	1,066,453
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	500,000	519,787
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	500,000	534,171
6.13%, 08/15/19	1,000,000	1,174,138

		10,518,419

See financial notes 25

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Energy 1.3%
Anadarko Petroleum Corp.
8.70%, 03/15/19	500,000	666,557
BP Capital Markets PLC
2.25%, 11/01/16	500,000	517,438
3.56%, 11/01/21	250,000	267,041
ConocoPhillips
6.00%, 01/15/20	600,000	756,238
Marathon Petroleum Corp.
3.50%, 03/01/16	250,000	259,435
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	250,000	279,172
Petrohawk Energy Corp.
10.50%, 08/01/14 (b)	2,000,000	2,232,500
Transocean, Inc.
6.38%, 12/15/21	500,000	591,181

		5,569,562

Technology 0.8%
Google, Inc.
2.13%, 05/19/16	350,000	366,174
Hewlett-Packard Co.
3.30%, 12/09/16	500,000	529,370
IBM Corp.
5.70%, 09/14/17	500,000	608,281
Oracle Corp.
3.88%, 07/15/20	500,000	561,520
Seagate Technology International
10.00%, 05/01/14 (b)(c)	483,000	553,035
Xerox Corp.
5.63%, 12/15/19	750,000	827,983

		3,446,363

Transportation 0.3%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14	100,000	110,983
3.60%, 09/01/20 (b)	250,000	264,010
ERAC USA Finance LLC
2.25%, 01/10/14 (c)	575,000	575,967
Union Pacific Corp.
5.75%, 11/15/17	200,000	238,981

		1,189,941

		44,333,688

Utilities 1.7%

Electric 1.0%
Commonwealth Edison Co.
1.63%, 01/15/14	350,000	355,805
1.95%, 09/01/16 (b)	350,000	355,285
Dominion Resources, Inc.
6.40%, 06/15/18	1,000,000	1,239,673
Duke Energy Corp.
5.05%, 09/15/19	500,000	575,804
Nevada Power Co.
7.13%, 03/15/19	500,000	631,545
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	500,000	528,379
The Southern Co.
2.38%, 09/15/15	500,000	513,326

		4,199,817

Natural Gas 0.7%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18	250,000	291,329
Energy Transfer Partners LP
8.50%, 04/15/14	401,000	456,164
Enterprise Products Operating LP
3.20%, 02/01/16	500,000	527,831
TransCanada PipeLines Ltd.
3.40%, 06/01/15	500,000	536,239
Williams Partners LP
7.25%, 02/01/17	300,000	363,849
4.13%, 11/15/20 (b)	1,000,000	1,057,843

		3,233,255

		7,433,072

Total Corporate Bonds
(Cost $80,514,206)		83,624,350

Mortgage-Backed Securities 39.1% of net assets

Collateralized Mortgage Obligations 1.5%
ABN Amro Mortgage Corp.
Series 2003-9 Class A1
4.50%, 08/25/18 (b)	80,367	81,902
Banc of America Mortgage Securities, Inc.
Series 2004-4 Class 2A1
5.50%, 05/25/34 (b)	21,374	21,340
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)	1,049,498	1,069,999
CS First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)	1,967,306	2,017,545
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)	623,877	653,506
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)	78,639	80,575
Sequoia Mortgage Trust
4.13%, 02/25/41 (b)	2,133,414	2,192,153
WAMU Mortgage Pass-Through Certificates
Series 2003-S9 Class A6
5.25%, 10/25/33 (b)	282,184	281,697

		6,398,717

U.S. Government Agency Mortgages 37.6%
Fannie Mae
4.86%, 11/01/12 (b)	361,319	363,846
6.00%, 02/01/15 to 07/01/37 (b)	10,492,186	11,544,094
7.00%, 11/01/16 to 01/01/35 (b)	640,449	743,492
4.50%, 08/01/18 to 09/01/19 (b)	531,826	565,189
6.50%, 12/01/19 to 08/01/26 (b)	545,286	601,446
5.50%, 10/01/22 to 05/01/27 (b)	4,130,204	4,528,254
5.00%, 08/01/23 to 07/01/35 (b)	7,819,023	8,470,247
4.00%, 10/25/31 to 09/01/40 (b)	8,267,941	8,743,241
Fannie Mae REMICS
4.00%, 10/25/17 (b)	1,605,945	1,625,261
Fannie Mae TBA
3.50%, 03/01/27 to 03/01/42 (b)	11,500,000	12,011,015
4.00%, 03/01/27 to 04/01/42 (b)	5,300,000	5,603,406
4.50%, 03/01/27 to 03/01/42 (b)	19,000,000	20,267,657
5.00%, 03/01/42 (b)	500,000	539,922
6.00%, 03/01/42 (b)	2,000,000	2,200,313

26 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Freddie Mac
4.50%, 01/01/13 to 12/01/39 (b)	5,954,101	6,314,933
6.50%, 10/01/13 to 04/01/26 (b)	853,174	944,079
6.00%, 06/01/16 to 08/01/22 (b)	519,477	569,575
3.75%, 11/15/17 (b)	631,127	635,652
5.50%, 02/01/23 to 10/01/33 (b)	11,273,610	12,291,687
5.00%, 01/01/24 (b)	1,012,603	1,107,535
4.00%, 10/01/40 to 10/01/41 (b)	5,805,154	6,103,121
Freddie Mac TBA
4.00%, 03/01/27 (b)	1,500,000	1,586,016
Ginnie Mae
4.00%, 12/15/24 to 11/15/40 (b)	6,287,610	6,783,020
7.63%, 08/15/28 (b)	173,490	195,644
7.38%, 09/15/28 to 02/15/30 (b)	417,057	485,231
7.13%, 02/15/29 to 03/15/29 (b)	277,078	322,372
7.00%, 04/15/29 to 05/15/29 (b)	251,242	296,697
5.50%, 02/15/33 to 08/20/34 (b)	12,073,735	13,500,931
5.00%, 02/20/33 to 11/15/34 (b)	17,324,641	19,203,538
4.50%, 09/20/41 to 11/20/41 (b)	11,627,059	12,717,903
Ginnie Mae TBA
3.50%, 03/01/42 to 04/01/42 (b)	1,500,000	1,569,375
4.00%, 03/01/42 (b)	1,000,000	1,077,031

		163,511,723

Total Mortgage-Backed Securities
(Cost $165,313,537)		169,910,440

Commercial Mortgage Backed Securities 2.6% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class A2
5.33%, 09/10/45 (b)	151,087	152,959
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	3,000,000	3,358,353
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.23%, 07/15/44 (a)(b)	2,905,000	2,935,964
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	1,000,000	1,114,748
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
3.97%, 03/12/39 (b)	148,540	149,073
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)	1,875,000	1,893,536
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	86,696	87,884
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	539,822	550,208
LB-UBS Commercial Mortgage Trust
5.32%, 06/15/29 (a)(b)	100,000	107,954
Series 2006-C3 Class A3
5.69%, 03/15/32 (a)(b)	760,000	778,527

Total Commercial Mortgage Backed Securities
(Cost $10,381,007)		11,129,206

U.S. Government and Government Agencies 31.9% of net assets

U.S. Government Agency Securities 5.9%
Fannie Mae
2.63%, 11/20/14	1,000,000	1,055,990
1.63%, 10/26/15	7,000,000	7,234,920
2.38%, 04/11/16	2,000,000	2,130,334
Federal Farm Credit Bank
3.00%, 09/22/14	1,000,000	1,061,659
Federal Home Loan Bank
0.38%, 01/29/14	6,000,000	6,000,384
Freddie Mac
2.50%, 05/27/16	7,500,000	8,010,848

		25,494,135

U.S. Treasury Obligations 26.0%
U.S. Treasury Notes
1.50%, 12/31/13	8,000,000	8,177,816
1.00%, 01/15/14	5,000,000	5,065,625
0.25%, 01/31/14	10,000,000	9,992,580
0.63%, 07/15/14	4,300,000	4,327,210
2.63%, 07/31/14	1,600,000	1,687,125
2.38%, 09/30/14	1,850,000	1,944,524
2.38%, 10/31/14	3,400,000	3,576,905
4.25%, 11/15/14	5,000,000	5,516,015
2.63%, 12/31/14	3,000,000	3,185,157
0.25%, 01/15/15	5,000,000	4,977,735
2.00%, 04/30/16	5,000,000	5,267,970
1.75%, 05/31/16	4,600,000	4,800,891
1.50%, 07/31/16	2,550,000	2,633,074
1.00%, 08/31/16	4,000,000	4,041,564
2.38%, 07/31/17	6,800,000	7,298,311
1.88%, 10/31/17	3,000,000	3,135,468
2.88%, 03/31/18	2,000,000	2,204,532
2.38%, 05/31/18	5,000,000	5,355,470
1.75%, 10/31/18	2,000,000	2,055,938
3.75%, 11/15/18	5,000,000	5,792,970
1.38%, 12/31/18	4,500,000	4,506,327
3.50%, 05/15/20	5,500,000	6,297,929
2.63%, 11/15/20	2,000,000	2,143,282
3.13%, 05/15/21	5,000,000	5,552,345
2.13%, 08/15/21	1,250,000	1,275,195
2.00%, 02/15/22	2,000,000	2,004,376

		112,816,334

Total U.S. Government and Government Agencies
(Cost $133,999,322)		138,310,469

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14	750,000	796,734

Total Municipal Bonds
(Cost $785,765)		796,734

Foreign Securities 4.3% of net assets

Foreign Agencies 1.7%

Canada 0.2%
Export Development Canada
3.50%, 05/16/13	1,000,000	1,036,785

See financial notes 27

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Cayman Islands 0.4%
Petrobras International Finance Co.
2.88%, 02/06/15	600,000	615,623
5.88%, 03/01/18	1,000,000	1,116,621

		1,732,244

Germany 0.2%
Kreditanstalt Fuer Wiederaufbau
3.50%, 03/10/14	750,000	790,844

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15	500,000	538,125
5.50%, 01/21/21	500,000	550,900

		1,089,025

Norway 0.2%
Statoil ASA
3.13%, 08/17/17	750,000	807,429

Republic of Korea 0.5%
Export-Import Bank of Korea
4.00%, 01/11/17	1,000,000	1,034,970
Korea Development Bank
5.30%, 01/17/13	1,000,000	1,032,742

		2,067,712

		7,524,039

Foreign Local Government 0.3%

Canada 0.3%
Hydro Quebec
2.00%, 06/30/16	700,000	722,004
Province of British Columbia Canada
2.85%, 06/15/15	500,000	534,543

		1,256,547

Sovereign 0.9%

Brazil 0.4%
Brazilian Government International Bond
6.00%, 01/17/17	500,000	593,000
4.88%, 01/22/21	1,000,000	1,137,500

		1,730,500

Italy 0.1%
Republic of Italy
3.13%, 01/26/15	500,000	487,552

Mexico 0.2%
United Mexican States
3.63%, 03/15/22	750,000	766,875

Republic of Korea 0.2%
Republic of Korea
5.13%, 12/07/16	750,000	840,587

		3,825,514

Supranational 1.4%
European Investment Bank
3.13%, 06/04/14	2,500,000	2,619,107
2.50%, 05/16/16	2,000,000	2,080,638
Inter-American Development Bank
1.75%, 08/24/18	1,000,000	1,016,802
International Bank for Reconstruction & Development
1.75%, 07/15/13	500,000	508,951

		6,225,498

Total Foreign Securities
(Cost $18,390,641)		18,831,598

	Number	Value
Security	of Shares	($)

Other Investment Company 0.5% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund	2,202,310	2,202,310

Total Other Investment Company
(Cost $2,202,310)		2,202,310

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 11.3% of net assets

U.S. Government Agency Security 4.6%
Federal Home Loan Bank
0.02%, 03/23/12 (d)	20,000,000	19,999,756

U.S. Treasury Obligations 6.7%
U.S. Treasury Bills
0.05%, 03/08/12 (d)	10,000,000	9,999,913
0.05%, 03/15/12 (d)	6,000,000	5,999,883
0.01%, 03/29/12 (d)	10,000,000	9,999,961
0.02%, 05/17/12 (d)	3,000,000	2,999,520

		28,999,277

Total Short-Term Investments
(Cost $48,999,384)		48,999,033

End of Investments.

At 02/29/12, the tax basis cost of the fund’s investments was $460,606,026 and the unrealized appreciation and depreciation were $13,408,262 and ($210,148), respectively, with a net unrealized appreciation of $13,198,114.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitment 1.5% of net assets

U.S. Government Agency Mortgage 1.5%
Ginnie Mae TBA
5.50%, 03/01/42 (b)	6,000,000	6,678,752

Total TBA Sale Commitment
(Proceeds $6,712,500)		6,678,752

28 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,820,401 or 1.3% of net assets.
(d)	The rate shown is the purchase yield.

The following is a summary of the inputs used to value the funds’ investments as of February 29, 2012 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds(a)	$—	$83,624,350	$—	$83,624,350
Mortgage-Backed Securities(a)	—	169,910,440	—	169,910,440
Commercial Mortgage Backed Securities	—	11,129,206	—	11,129,206
U.S. Government and Government Agencies(a)	—	138,310,469	—	138,310,469
Foreign Securities(a)	—	18,831,598	—	18,831,598
Municipal Bonds(a)	—	796,734	—	796,734
Other Investment Company(a)	2,202,310	—	—	2,202,310
Short-Term Investments(a)	—	48,999,033	—	48,999,033

Total	$2,202,310	$471,601,830	$—	$473,804,140

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitment	$—	($6,678,752)	$—	($6,678,752)

(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2012.

See financial notes 29

 Schwab Premier Income Fund

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $460,586,172)		$473,804,140
Receivables:
Investments sold		15,174,644
Interest		2,206,557
Fund shares sold		508,456
TBA sale commitment		6,712,500
Prepaid expenses	+	3,683

Total assets		498,409,980

Liabilities

TBA sale commitments, at value (proceeds $6,712,500)		6,678,752
Payables:
Investments bought		56,783,004
Investment adviser and administrator fees		10,665
Shareholder services fees		8,870
Distributions to shareholders		412,908
Fund shares redeemed		356,062
Interest for TBA sale commitments		16,500
Trustees’ fees		483
Accrued expenses	+	58,182

Total liabilities		64,325,426

Net Assets

Total assets		498,409,980
Total liabilities	−	64,325,426

Net assets		$434,084,554

Net Assets by Source
Capital received from investors		418,619,225
Distributions in excess of net investment income		(694,618)
Net realized capital gains		2,908,231
Net unrealized capital gains		13,251,716

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$434,084,554		41,386,908		$10.49

30 See financial notes

 Schwab Premier Income Fund

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Interest		$5,002,460
Dividends	+	104,057

Total investment income		5,106,517

Expenses

Investment adviser and administrator fees		643,368
Shareholder service fees		534,027
Portfolio accounting fees		37,623
Professional fees		31,768
Registration fees		24,672
Shareholder reports		17,878
Custodian fees		13,388
Transfer agent fees		8,424
Trustees’ fees		7,103
Interest expense		81
Other expenses	+	4,438

Total expenses		1,322,770
Expense reduction by CSIM and/or Schwab	−	8,424

Net expenses	−	1,314,346

Net investment income		3,792,171

Realized and Unrealized Gains (Losses)

Net realized gains on investments		3,028,272
Net realized losses on TBA sale commitments	+	(99,844)

Net realized gains		2,928,428
Net unrealized gains on investments		86,056
Net unrealized gains on TBA sale commitments	+	33,748

Net unrealized gains	+	119,804

Net realized and unrealized gains		3,048,232

Increase in net assets resulting from operations		$6,840,403

See financial notes 31

 Schwab Premier Income Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			9/1/10-8/31/11
Net investment income		$3,792,171	$13,640,533
Net realized gains		2,928,428	8,758,857
Net unrealized gains (losses)	+	119,804	(2,884,729)

Increase in net assets from operations		6,840,403	19,514,661

Distributions to shareholders

Distributions from net investment income		(4,423,349)	(15,207,419)
Distributions from net realized gains	+	(4,641,034)	(498,951)

Total distributions		($9,064,383)	($15,706,370)

Transactions in Fund Shares

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,459,280	$67,760,793	17,089,354	$177,155,960
Shares reinvested		410,707	4,295,405	739,178	7,664,954
Shares redeemed	+	(6,340,471)	(66,519,415)	(20,951,819)	(216,572,990)

Net transactions in fund shares		529,516	$5,536,783	(3,123,287)	($31,752,076)

Shares Outstanding and Net Assets

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,857,392	$430,771,751	43,980,679	$458,715,536
Total increase (decrease)	+	529,516	3,312,803	(3,123,287)	(27,943,785)

End of period		41,386,908	$434,084,554	40,857,392	$430,771,751

Distributions in excess of net investment income			($694,618)		($63,440)

32 See financial notes

Schwab Total Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/11–		9/1/10–		9/1/09–	9/1/08–	9/1/07–	9/1/06–
	2/29/12*		8/31/11		8/31/10	8/31/09	8/31/08	8/31/07

Per-Share Data ($)

Net asset value at beginning of period	9.51		9.42		8.96	9.16	9.72	9.76

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.26		0.29	0.37	0.48	0.51
Net realized and unrealized gains (losses)	0.12		0.10		0.48	(0.20)	(0.56)	(0.04)

Total from investment operations	0.25		0.36		0.77	0.17	(0.08)	0.47
Less distributions:
Distributions from net investment income	(0.14)		(0.27)		(0.31)	(0.37)	(0.48)	(0.51)

Net asset value at end of period	9.62		9.51		9.42	8.96	9.16	9.72

Total return (%)	2.60	[1]	3.93		8.76	2.04	(0.91)	4.90

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[2]	0.49	[3]	0.55	0.55	0.52	0.53
Gross operating expenses	0.55	[2]	0.59	[4]	0.58 [4]	0.63	0.52	0.53
Net investment income (loss)	2.73	[2]	2.78		3.21	4.18	5.03	5.16
Portfolio turnover rate[5]	81	[1]	166		155	472	433	311
Net assets, end of period ($ x 1,000,000)	995		936		929	912	1,260	1,534

* Unaudited.

1 Not annualized
2 Annualized.
3 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended rate. Please see financial note 4 for more information.
4 The ratio of gross operating expenses would have been 0.55%, if certain non-routine expenses (litigation fees) had not been incurred.
5 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

See financial notes 33

 Schwab Total Bond Market Fund

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

31.3%		Mortgage-Backed Securities	296,147,263	311,177,311
20.1%		Corporate Bonds	185,589,524	200,309,180
40.3%		U.S. Government and Government Agencies	378,510,290	401,195,294
2.0%		Commercial Mortgage Backed Securities	17,610,819	19,924,837
0.3%		Asset-Backed Obligations	2,408,102	2,458,354
4.4%		Foreign Securities	42,276,805	44,140,686
0.9%		Municipal Bonds	7,980,192	9,279,089
0.6%		Other Investment Company	5,544,000	5,544,000
6.1%		Short-Term Investments	60,999,167	60,999,167

106.0%		Total Investments	997,066,162	1,055,027,918
(0	.2)%	TBA Sale Commitments	(1,626,680)	(1,633,594)
(5	.8)%	Other Assets and Liabilities, Net		(58,515,419)

100.0%		Net Assets		994,878,905

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 31.3% of net assets

U.S. Government Agency Mortgages 31.3%
Fannie Mae
5.50%, 12/01/13 to 11/01/38 (b)	28,887,946	31,676,244
5.00%, 12/01/17 to 12/01/39 (b)	23,321,542	25,226,197
4.50%, 04/01/18 to 12/01/39 (b)	25,065,835	26,811,177
4.00%, 07/01/18 to 01/01/41 (b)	20,467,266	21,635,139
6.00%, 09/01/24 to 12/01/37 (b)	13,908,076	15,386,956
3.50%, 03/01/26 to 01/01/31 (b)	2,757,249	2,894,807
6.50%, 08/01/26 to 11/01/37 (b)	5,696,610	6,467,524
2.07%, 03/01/34 (a)(b)	1,229,334	1,294,120
2.43%, 03/01/35 (a)(b)	608,529	639,005
3.04%, 08/01/35 (a)(b)	2,128,987	2,233,950
7.00%, 04/01/37 (b)	1,466,643	1,699,541
3.64%, 03/01/40 (a)(b)	769,485	807,280
3.36%, 04/01/40 (a)(b)	782,098	820,665
Fannie Mae TBA
3.50%, 03/01/27 to 04/01/42 (b)	11,500,000	11,975,938
4.00%, 03/01/27 to 04/01/42 (b)	7,500,000	7,907,969
4.50%, 03/01/27 to 03/01/42 (b)	6,500,000	6,932,031
5.00%, 03/01/42 (b)	1,000,000	1,079,844
6.00%, 03/01/42 (b)	500,000	550,078
Freddie Mac
6.00%, 04/01/15 to 10/01/38 (b)	4,351,761	4,814,234
4.50%, 06/01/19 to 02/01/40 (b)	17,235,967	18,372,099
5.00%, 06/01/23 to 04/01/40 (b)	10,230,695	11,035,139
4.00%, 07/01/24 to 10/01/41 (b)	12,506,374	13,166,414
5.53%, 05/01/37 (a)(b)	1,083,993	1,144,632
3.20%, 11/01/37 (a)(b)	1,757,469	1,869,027
5.50%, 10/01/38 to 10/01/39 (b)	1,204,884	1,311,206
3.00%, 05/01/41 (a)(b)	728,107	761,807
Freddie Mac TBA
3.50%, 03/01/27 to 04/01/42 (b)	8,500,000	8,864,921
4.00%, 03/01/27 to 03/01/42 (b)	2,500,000	2,639,296
4.50%, 03/01/42 (b)	4,000,000	4,249,375
5.00%, 03/01/42 (b)	3,000,000	3,230,157
5.50%, 03/01/42 (b)	1,500,000	1,627,266
Ginnie Mae
5.00%, 10/20/21 to 08/20/40 (b)	10,699,007	11,847,254
4.50%, 05/15/24 to 11/20/41 (b)	19,644,277	21,487,948
3.50%, 02/15/26 (b)	450,112	481,569
4.00%, 06/15/26 to 11/20/41 (b)	10,605,192	11,444,947
6.00%, 05/15/32 to 08/15/38 (b)	2,974,618	3,361,908
5.50%, 04/15/33 to 11/15/38 (b)	6,020,483	6,713,057
7.00%, 06/15/33 (b)	349,596	418,892
6.50%, 10/20/37 to 08/15/39 (b)	1,469,001	1,686,355
3.00%, 10/20/40 to 01/20/41 (a)(b)	1,002,890	1,053,139
Ginnie Mae TBA
3.50%, 03/01/42 to 04/01/42 (b)	3,000,000	3,142,031
4.00%, 03/01/42 to 04/01/42 (b)	2,000,000	2,151,250
4.50%, 03/01/42 to 04/01/42 (b)	2,500,000	2,724,219
5.00%, 03/01/42 (b)	4,000,000	4,417,501
6.00%, 03/01/42 (b)	1,000,000	1,123,203

Total Mortgage-Backed Securities
(Cost $296,147,263)		311,177,311

Corporate Bonds 20.1% of net assets

Finance 6.7%

Banking 4.4%
American Express Bank
7.00%, 03/19/18	300,000	369,929
American Express Bank FSB
5.50%, 04/16/13	750,000	787,404
American Express Credit Co.
7.30%, 08/20/13	750,000	815,524
Bank of America Corp.
4.50%, 04/01/15	400,000	406,354
5.63%, 10/14/16	500,000	522,515
5.65%, 05/01/18	1,000,000	1,038,831
5.00%, 05/13/21	1,750,000	1,745,793
6.00%, 10/15/36	1,000,000	969,081
Bank of Nova Scotia
2.38%, 12/17/13	200,000	206,555
3.40%, 01/22/15	100,000	106,371

34 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Barclays Bank PLC
5.00%, 09/22/16	450,000	485,006
6.75%, 05/22/19	100,000	115,036
BB&T Capital Trust IV
6.82%, 06/12/57 (a)(b)	500,000	508,125
BNP Paribas
3.25%, 03/11/15	300,000	304,009
5.00%, 01/15/21	250,000	256,245
Capital One Financial Corp.
6.15%, 09/01/16	650,000	696,968
Citigroup, Inc.
5.50%, 04/11/13	150,000	155,671
6.38%, 08/12/14	1,550,000	1,682,401
4.45%, 01/10/17	500,000	528,298
6.00%, 08/15/17	700,000	780,542
4.50%, 01/14/22	500,000	514,686
6.13%, 08/25/36	550,000	542,986
5.88%, 01/30/42	500,000	534,461
Credit Suisse USA, Inc.
5.50%, 05/01/14	1,050,000	1,124,453
5.30%, 08/13/19	650,000	693,889
Deutsche Bank AG
3.88%, 08/18/14	800,000	836,194
6.00%, 09/01/17	450,000	515,401
Fifth Third Bancorp
3.63%, 01/25/16	300,000	317,224
8.25%, 03/01/38	200,000	257,368
Goldman Sachs Capital l
6.35%, 02/15/34	200,000	187,814
HSBC Bank USA
5.88%, 11/01/34	1,000,000	1,034,055
HSBC Holdings PLC
7.63%, 05/17/32	150,000	169,046
JPMorgan Chase & Co.
3.70%, 01/20/15	1,200,000	1,274,873
6.00%, 01/15/18	2,500,000	2,900,255
4.25%, 10/15/20	1,000,000	1,036,323
5.50%, 10/15/40	100,000	108,411
Key Bank NA
5.80%, 07/01/14	350,000	378,974
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	450,000	490,375
Morgan Stanley
6.00%, 05/13/14	1,000,000	1,048,386
5.45%, 01/09/17	1,200,000	1,235,890
6.63%, 04/01/18	500,000	530,795
7.30%, 05/13/19	250,000	270,206
6.25%, 08/09/26	250,000	254,946
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/49 (a)(b)	250,000	263,962
National City Corp.
6.88%, 05/15/19	100,000	116,778
PNC Funding Corp.
4.25%, 09/21/15	600,000	660,568
Rabobank Nederland
2.13%, 10/13/15	200,000	200,205
3.38%, 01/19/17	350,000	360,711
4.50%, 01/11/21	300,000	315,598
Royal Bank of Canada
2.63%, 12/15/15	500,000	524,435
Royal Bank of Scotland Group PLC
3.95%, 09/21/15	700,000	705,638
6.13%, 01/11/21	250,000	272,097
State Street Corp.
2.88%, 03/07/16	350,000	365,859
The Bank of New York Mellon Corp.
2.95%, 06/18/15	500,000	527,857
The Goldman Sachs Group, Inc.
3.63%, 02/07/16	1,400,000	1,406,334
5.63%, 01/15/17	250,000	263,705
5.95%, 01/18/18	1,000,000	1,082,038
5.95%, 01/15/27	450,000	440,332
6.75%, 10/01/37	800,000	804,125
UBS AG
3.88%, 01/15/15	950,000	985,962
5.88%, 12/20/17	150,000	166,611
US Bancorp
2.20%, 11/15/16 (b)	750,000	770,584
3.00%, 03/15/22 (b)	200,000	200,822
Wachovia Bank NA
4.88%, 02/01/15	1,600,000	1,731,784
6.60%, 01/15/38	250,000	305,294
Wells Fargo & Co.
5.63%, 12/11/17	1,350,000	1,564,973
Wells Fargo Capital X
5.95%, 12/15/36	200,000	203,000
Westpac Banking Corp.
2.10%, 08/02/13	300,000	303,943
4.20%, 02/27/15	550,000	588,351

		43,869,235

Brokerage 0.1%
BlackRock, Inc.
3.50%, 12/10/14	200,000	214,298
5.00%, 12/10/19	300,000	343,010
Jefferies Group, Inc.
5.50%, 03/15/16	125,000	125,000
6.45%, 06/08/27	75,000	71,250
Nomura Holdings, Inc.
5.00%, 03/04/15	150,000	157,505
6.70%, 03/04/20	200,000	217,083
TD Ameritrade Holding Co.
4.15%, 12/01/14	200,000	212,744

		1,340,890

Finance Company 0.7%
Capital One Capital III
7.69%, 08/15/36	350,000	357,437
General Electric Capital Corp.
2.15%, 01/09/15	850,000	872,630
5.00%, 01/08/16	1,000,000	1,114,301
2.90%, 01/09/17	250,000	261,397
5.40%, 02/15/17	500,000	574,565
5.63%, 09/15/17	200,000	230,851
5.63%, 05/01/18	650,000	751,367
4.38%, 09/16/20	300,000	320,536
5.30%, 02/11/21	150,000	165,566
6.75%, 03/15/32	600,000	731,279
6.88%, 01/10/39	150,000	185,783
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)(b)	500,000	451,250
HSBC Finance Corp.
4.75%, 07/15/13	375,000	388,647
5.00%, 06/30/15	100,000	106,059
5.50%, 01/19/16	200,000	215,335

		6,727,003

Insurance 1.1%
Aetna, Inc.
3.95%, 09/01/20	600,000	642,343

See financial notes 35

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
American International Group, Inc.
5.60%, 10/18/16	925,000	993,587
6.40%, 12/15/20	150,000	167,560
Berkshire Hathaway, Inc.
3.20%, 02/11/15	700,000	750,191
4.25%, 01/15/21	1,000,000	1,097,254
Chubb Corp.
5.75%, 05/15/18	400,000	480,513
6.00%, 05/11/37	100,000	126,220
Cigna Corp.
2.75%, 11/15/16	500,000	511,069
4.00%, 02/15/22 (b)	500,000	522,420
CNA Financial Corp.
7.35%, 11/15/19	625,000	730,759
Genworth Financial, Inc.
8.63%, 12/15/16	300,000	335,015
Hartford Financial Services Group, Inc.
6.30%, 03/15/18	200,000	216,298
6.00%, 01/15/19	100,000	106,865
Lincoln National Corp.
6.25%, 02/15/20	300,000	344,401
MetLife, Inc.
6.82%, 08/15/18	600,000	735,252
4.75%, 02/08/21	200,000	222,224
Prudential Financial, Inc.
4.75%, 09/17/15	200,000	218,064
4.50%, 11/16/21	550,000	591,029
5.80%, 11/16/41	850,000	954,979
The Allstate Corp.
7.45%, 05/16/19	425,000	540,205
Travelers Co., Inc.
5.90%, 06/02/19	300,000	360,518
6.75%, 06/20/36	150,000	201,527
UnitedHealth Group, Inc.
5.80%, 03/15/36	350,000	424,761

		11,273,054

Other Financial 0.0%
CME Group, Inc.
5.40%, 08/01/13	350,000	372,424

Real Estate Investment Trust 0.4%
Boston Properties LP
4.13%, 05/15/21	300,000	318,329
Digital Realty Trust LP
5.88%, 02/01/20	350,000	381,652
Duke Realty LP
7.38%, 02/15/15	400,000	446,382
HCP, Inc.
6.70%, 01/30/18	500,000	583,479
Health Care REIT, Inc.
3.63%, 03/15/16	400,000	408,195
Kimco Realty Corp.
4.30%, 02/01/18	250,000	256,416
ProLogis, Inc.
6.63%, 05/15/18	337,000	378,366
Regency Centers LP
4.80%, 04/15/21	150,000	157,887
Simon Property Group LP
5.25%, 12/01/16 (b)	300,000	340,230
2.80%, 01/30/17 (b)	200,000	208,187

		3,479,123

		67,061,729

Industrial 11.1%

Basic Industry 1.1%
Alcoa, Inc.
5.55%, 02/01/17	300,000	332,624
5.90%, 02/01/27	450,000	465,709
ArcelorMittal
9.85%, 06/01/19	150,000	182,184
7.00%, 10/15/39	600,000	594,291
Barrick Gold Corp.
6.95%, 04/01/19	500,000	627,100
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14	500,000	504,806
3.25%, 11/21/21	500,000	517,192
4.13%, 02/24/42	250,000	252,496
Cliffs Natural Resources, Inc.
4.80%, 10/01/20	150,000	158,945
6.25%, 10/01/40	375,000	409,126
EI Du Pont de Nemours & Co.
4.75%, 03/15/15	750,000	836,173
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17 (b)	500,000	523,400
International Paper Co.
7.95%, 06/15/18	200,000	251,038
4.75%, 02/15/22 (b)	150,000	163,732
7.30%, 11/15/39	400,000	516,356
Lubrizol Corp.
8.88%, 02/01/19	200,000	273,506
Monsanto Co.
2.75%, 04/15/16	400,000	422,319
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/19	375,000	465,598
Praxair, Inc.
4.38%, 03/31/14	350,000	377,313
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14	250,000	292,002
2.50%, 05/20/16	600,000	627,628
3.50%, 11/02/20	250,000	261,762
7.13%, 07/15/28	200,000	271,383
The Dow Chemical Co.
7.60%, 05/15/14	200,000	227,419
5.90%, 02/15/15	100,000	112,951
4.13%, 11/15/21 (b)	350,000	373,205
7.38%, 11/01/29	325,000	429,334
Vale Overseas Ltd.
6.88%, 11/10/39	400,000	494,778
Valspar Corp.
4.20%, 01/15/22 (b)	150,000	156,241

		11,120,611

Capital Goods 1.0%
3M Co.
4.38%, 08/15/13	350,000	369,986
Allied Waste North America, Inc.
6.88%, 06/01/17 (b)	500,000	524,950
Black & Decker Corp.
8.95%, 04/15/14	250,000	285,867
Boeing Capital Corp.
3.25%, 10/27/14	550,000	584,997
Boeing Co.
6.88%, 03/15/39	400,000	588,314
Caterpillar Financial Services Corp.
6.13%, 02/17/14	200,000	220,910
5.85%, 09/01/17	900,000	1,081,867

36 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
CRH America, Inc.
5.30%, 10/15/13	200,000	209,997
Deere & Co.
5.38%, 10/16/29	550,000	677,566
General Electric Co.
5.25%, 12/06/17	1,975,000	2,333,883
Honeywell International, Inc.
5.00%, 02/15/19	750,000	879,217
5.38%, 03/01/41	400,000	497,307
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	150,000	185,312
L-3 Communications Corp.
4.75%, 07/15/20	250,000	259,384
Lockheed Martin Corp.
4.25%, 11/15/19	100,000	109,232
6.15%, 09/01/36	200,000	246,720
5.50%, 11/15/39	100,000	114,745
Raytheon Co.
3.13%, 10/15/20	200,000	208,020
4.88%, 10/15/40	250,000	279,864
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	250,000	321,882
Waste Management, Inc.
7.00%, 07/15/28	200,000	255,905

		10,235,925

Communications 2.2%
America Movil, S.A.B. de CV
5.00%, 10/16/19	450,000	513,847
AT&T Corp.
8.00%, 11/15/31	800,000	1,155,488
AT&T, Inc.
0.88%, 02/13/15	250,000	249,638
3.00%, 02/15/22	500,000	501,619
5.35%, 09/01/40	275,000	311,027
CBS Corp.
5.75%, 04/15/20	275,000	317,262
7.88%, 07/30/30	325,000	433,839
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14	650,000	707,282
Comcast Cable Communications Holdings
8.38%, 03/15/13	150,000	161,768
Comcast Cable Communications LLC
8.88%, 05/01/17	500,000	653,258
Comcast Corp.
5.30%, 01/15/14	500,000	540,546
5.90%, 03/15/16	600,000	698,462
6.50%, 11/15/35	175,000	218,057
Deutsche Telekom International Finance BV
6.00%, 07/08/19	650,000	765,792
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	522,391
6.00%, 08/15/40 (b)	350,000	402,983
Discovery Communications, Inc.
5.63%, 08/15/19	200,000	234,761
France Telecom S.A.
4.38%, 07/08/14	225,000	240,763
8.50%, 03/01/31	200,000	292,918
5.38%, 01/13/42	950,000	1,038,206
Grupo Televisa S.A.
6.63%, 03/18/25	400,000	488,150
NBCUniversal Media LLC
3.65%, 04/30/15	525,000	563,574
4.38%, 04/01/21	275,000	301,808
5.95%, 04/01/41	150,000	182,918
New Cingular Wireless Services, Inc.
8.75%, 03/01/31	400,000	598,248
News America, Inc.
6.15%, 03/01/37	600,000	694,326
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	985,270
Qwest Corp.
8.38%, 05/01/16	725,000	852,680
Telecom Italia Capital S.A.
5.25%, 11/15/13	650,000	661,375
Telefonica Emisiones S.A.U.
2.58%, 04/26/13	512,000	512,026
6.42%, 06/20/16	100,000	107,817
5.13%, 04/27/20	400,000	395,574
7.05%, 06/20/36	100,000	106,509
Time Warner Cable, Inc.
5.85%, 05/01/17	600,000	706,808
8.25%, 04/01/19	200,000	259,753
6.75%, 06/15/39	400,000	500,275
Time Warner Entertainment Co. LP
8.38%, 07/15/33	150,000	197,232
Verizon Communications, Inc.
4.60%, 04/01/21	1,200,000	1,361,477
5.85%, 09/15/35	650,000	785,425
6.40%, 02/15/38	400,000	502,937
Vodafone Group PLC
4.63%, 07/15/18	825,000	932,670

		21,656,759

Consumer Cyclical 1.2%
CVS Caremark Corp.
3.25%, 05/18/15	600,000	638,624
4.75%, 05/18/20 (b)	425,000	483,610
Daimler Finance North America LLC
2.30%, 01/09/15	250,000	254,460
eBay, Inc.
1.63%, 10/15/15	400,000	409,059
Historic TW, Inc.
6.88%, 06/15/18	300,000	370,889
Home Depot, Inc.
4.40%, 04/01/21 (b)	350,000	402,081
5.88%, 12/16/36	150,000	188,265
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	500,000	550,380
6.90%, 04/01/29	100,000	119,623
5.13%, 01/15/42 (b)	500,000	512,888
Marriott International, Inc.
3.00%, 03/01/19 (b)	250,000	250,185
McDonald’s Corp.
2.63%, 01/15/22	600,000	604,832
3.70%, 02/15/42	250,000	244,362
Nordstrom, Inc.
6.25%, 01/15/18	300,000	365,538
PACCAR, Inc.
6.88%, 02/15/14	750,000	837,791
Target Corp.
3.88%, 07/15/20	700,000	773,758
6.35%, 11/01/32	625,000	801,493
The Walt Disney Co.
5.63%, 09/15/16	450,000	536,401
4.13%, 12/01/41	100,000	102,917
Time Warner, Inc.
4.88%, 03/15/20	400,000	450,658
5.38%, 10/15/41	100,000	111,468

See financial notes 37

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Toyota Motor Credit Corp.
3.40%, 09/15/21	500,000	515,961
VF Corp.
6.45%, 11/01/37	50,000	64,229
Viacom, Inc.
1.25%, 02/27/15	400,000	400,875
2.50%, 12/15/16	400,000	412,758
4.50%, 02/27/42	150,000	149,582
Wal-Mart Stores, Inc.
4.55%, 05/01/13	300,000	314,424
5.80%, 02/15/18	300,000	368,308
3.25%, 10/25/20	325,000	347,690
5.88%, 04/05/27	275,000	338,720
5.25%, 09/01/35	100,000	118,465
6.50%, 08/15/37	150,000	204,862
6.20%, 04/15/38	125,000	165,444

		12,410,600

Consumer Non-Cyclical 2.7%
Abbott Laboratories
4.13%, 05/27/20	225,000	257,392
6.00%, 04/01/39	375,000	486,661
Altria Group, Inc.
9.70%, 11/10/18	500,000	681,412
9.95%, 11/10/38	200,000	313,593
AmerisourceBergen Corp.
3.50%, 11/15/21 (b)	500,000	524,542
Amgen, Inc.
5.70%, 02/01/19	500,000	580,847
Anheuser-Busch Cos., Inc.
6.80%, 08/20/32	600,000	781,627
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	175,000	195,918
4.38%, 02/15/21	150,000	170,970
8.20%, 01/15/39	150,000	236,423
Archer-Daniels-Midland Co.
4.48%, 03/01/21	300,000	343,063
Aristotle Holding, Inc.
2.10%, 02/12/15 (c)	500,000	504,339
2.65%, 02/15/17 (c)	250,000	250,573
6.13%, 11/15/41 (c)	250,000	282,416
Covidien International Finance
6.00%, 10/15/17	400,000	484,988
Diageo Capital PLC
7.38%, 01/15/14	750,000	840,219
Genentech, Inc.
5.25%, 07/15/35	350,000	406,812
General Mills, Inc.
5.70%, 02/15/17	500,000	591,849
GlaxoSmithKline Capital, Inc.
4.85%, 05/15/13	550,000	579,091
6.38%, 05/15/38	400,000	552,740
HJ Heinz Co.
5.35%, 07/15/13	500,000	531,959
Hospira, Inc.
6.05%, 03/30/17	230,000	257,588
Johnson & Johnson
3.55%, 05/15/21	200,000	222,677
4.95%, 05/15/33	100,000	116,838
4.85%, 05/15/41	300,000	355,435
Kellogg Co.
4.25%, 03/06/13	150,000	155,396
7.45%, 04/01/31	250,000	339,156
Kimberly-Clark Corp.
7.50%, 11/01/18	325,000	431,089
Koninklijke Philips Electronics NV
4.63%, 03/11/13	300,000	312,513
Kraft Foods, Inc.
4.13%, 02/09/16	850,000	929,344
5.38%, 02/10/20	750,000	875,908
Lorillard Tobacco Co.
6.88%, 05/01/20	100,000	119,050
Mead Johnson Nutrition Co.
3.50%, 11/01/14	300,000	312,328
5.90%, 11/01/39	350,000	406,380
Medco Health Solutions, Inc.
6.13%, 03/15/13	375,000	394,585
Merck & Co., Inc.
5.00%, 06/30/19	500,000	599,950
3.88%, 01/15/21 (b)	700,000	787,792
Novartis Capital Corp.
1.90%, 04/24/13	300,000	305,257
PepsiCo, Inc.
5.00%, 06/01/18	350,000	413,540
4.88%, 11/01/40	500,000	572,604
Pfizer, Inc.
5.35%, 03/15/15	650,000	739,448
7.20%, 03/15/39	100,000	151,306
Philip Morris International, Inc.
2.90%, 11/15/21	600,000	607,497
Procter & Gamble Co.
4.95%, 08/15/14	750,000	831,838
4.70%, 02/15/19	650,000	767,827
Reynolds American, Inc.
7.25%, 06/01/13	150,000	159,533
6.75%, 06/15/17	100,000	119,249
7.25%, 06/15/37	50,000	60,252
Safeway, Inc.
6.25%, 03/15/14	250,000	276,041
7.25%, 02/01/31	150,000	179,475
Sanofi
2.63%, 03/29/16	700,000	736,619
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	250,000	258,982
Teva Pharmaceutical Finance Co. LLC
5.55%, 02/01/16	250,000	285,098
6.15%, 02/01/36	350,000	444,446
The Coca-Cola Co.
3.15%, 11/15/20	1,150,000	1,226,421
The Kroger Co.
3.90%, 10/01/15	200,000	218,495
5.40%, 07/15/40 (b)	50,000	54,974
Thermo Fisher Scientific
3.20%, 03/01/16	1,000,000	1,069,594
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	300,000	320,503
6.13%, 08/15/19	300,000	352,241
Wyeth
5.50%, 03/15/13	250,000	263,188
Zimmer Holdings, Inc.
5.75%, 11/30/39	400,000	458,093

		27,085,984

Energy 1.4%
Anadarko Petroleum Corp.
8.70%, 03/15/19	500,000	666,557
6.45%, 09/15/36	100,000	122,854
Apache Corp.
6.90%, 09/15/18	150,000	190,621
6.00%, 01/15/37	150,000	194,802

38 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Baker Hughes, Inc.
7.50%, 11/15/18	1,000,000	1,328,927
5.13%, 09/15/40	150,000	179,218
BP Capital Markets PLC
5.25%, 11/07/13	850,000	913,495
3.56%, 11/01/21	500,000	534,081
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	299,509
6.25%, 03/15/38	200,000	258,220
Chevron Corp.
3.95%, 03/03/14	225,000	240,497
ConocoPhillips
6.00%, 01/15/20	750,000	945,298
6.50%, 02/01/39	200,000	283,735
Devon Financing Corp ULC
7.88%, 09/30/31	200,000	288,634
Encana Corp.
5.80%, 05/01/14	500,000	542,796
Halliburton Co.
7.45%, 09/15/39	225,000	331,188
Hess Corp.
7.30%, 08/15/31	500,000	663,953
Nabors Industries, Inc.
6.15%, 02/15/18	350,000	405,482
Nexen, Inc.
6.20%, 07/30/19	125,000	148,704
5.88%, 03/10/35	300,000	325,001
Noble Energy, Inc.
8.25%, 03/01/19	100,000	127,074
6.00%, 03/01/41 (b)	250,000	298,605
Occidental Petroleum Corp.
4.13%, 06/01/16	200,000	224,987
Petrohawk Energy Corp.
10.50%, 08/01/14 (b)	300,000	334,875
Shell International Finance BV
5.20%, 03/22/17	700,000	824,693
6.38%, 12/15/38	250,000	351,341
Suncor Energy, Inc.
6.50%, 06/15/38	500,000	649,740
Total Capital S.A.
2.30%, 03/15/16	150,000	156,529
4.13%, 01/28/21	350,000	393,566
Transocean, Inc.
6.00%, 03/15/18	300,000	337,316
Valero Energy Corp.
6.13%, 06/15/17	250,000	291,175
10.50%, 03/15/39	200,000	294,742
XTO Energy, Inc.
6.75%, 08/01/37	300,000	460,677

		13,608,892

Technology 1.0%
Agilent Technologies, Inc.
6.50%, 11/01/17	550,000	657,957
Cisco Systems, Inc.
5.50%, 02/22/16	850,000	997,200
4.45%, 01/15/20	550,000	638,787
Google, Inc.
3.63%, 05/19/21	500,000	554,581
Hewlett-Packard Co.
6.13%, 03/01/14	850,000	929,279
4.65%, 12/09/21	350,000	378,148
Intel Corp.
1.95%, 10/01/16	500,000	520,036
International Business Machines Corp.
7.63%, 10/15/18	700,000	949,409
5.60%, 11/30/39	500,000	644,565
Microsoft Corp.
2.95%, 06/01/14	100,000	105,733
3.00%, 10/01/20	500,000	539,122
4.50%, 10/01/40	675,000	757,291
Oracle Corp.
3.75%, 07/08/14	800,000	858,971
5.38%, 07/15/40	400,000	488,329
Xerox Corp.
5.65%, 05/15/13	300,000	315,131
6.35%, 05/15/18	300,000	345,962

		9,680,501

Transportation 0.5%
Burlington Northern Santa Fe Corp.
5.65%, 05/01/17	800,000	938,060
Canadian National Railway Co.
1.45%, 12/15/16 (b)	500,000	501,146
CSX Corp.
3.70%, 10/30/20 (b)	500,000	518,673
4.40%, 03/01/43 (b)	500,000	501,081
FedEx Corp.
8.00%, 01/15/19	200,000	263,008
Ryder System, Inc.
3.15%, 03/02/15	400,000	415,125
Southwest Airlines Co.
5.25%, 10/01/14	500,000	534,349
Union Pacific Corp.
4.16%, 07/15/22 (b)	500,000	552,597
United Parcel Service, Inc.
6.20%, 01/15/38	200,000	273,005

		4,497,044

		110,296,316

Utilities 2.3%

Electric 1.5%
Alabama Power Co.
4.10%, 01/15/42	100,000	100,737
Appalachian PWR Co.
6.38%, 04/01/36	100,000	124,707
7.00%, 04/01/38	300,000	408,290
Commonwealth Edison Co.
1.63%, 01/15/14	400,000	406,634
1.95%, 09/01/16 (b)	500,000	507,551
Cons Edison Co. of New York, Inc.
5.30%, 03/01/35	650,000	759,312
Dominion Resources, Inc.
4.45%, 03/15/21	450,000	504,972
5.25%, 08/01/33 (b)	500,000	558,002
Duke Energy Carolinas LLC
4.30%, 06/15/20	1,000,000	1,137,656
6.45%, 10/15/32	350,000	446,164
Exelon Generation Co., LLC
5.20%, 10/01/19	200,000	225,244
First Energy Corp.
7.38%, 11/15/31	450,000	575,771
Florida Power & Light Co.
6.20%, 06/01/36	500,000	673,747
Florida Power Corp.
4.55%, 04/01/20	750,000	852,817
Georgia Power Co.
4.75%, 09/01/40	200,000	219,693

See financial notes 39

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	1,000,000	1,061,793
Ohio Edison Co.
8.25%, 10/15/38	500,000	741,863
Pacific Gas & Electric Co.
4.80%, 03/01/14	156,000	168,365
3.50%, 10/01/20 (b)	200,000	211,352
6.05%, 03/01/34	300,000	377,309
5.80%, 03/01/37	400,000	494,379
Pacificorp
5.65%, 07/15/18	250,000	301,755
5.50%, 01/15/19	250,000	298,715
6.00%, 01/15/39	500,000	650,175
PSEG Power LLC
5.13%, 04/15/20	650,000	723,906
Public Service Co. of Colorado
5.50%, 04/01/14	250,000	274,501
San Diego Gas & Electric Co.
4.50%, 08/15/40	550,000	610,747
Southern California Edison Co.
5.75%, 03/15/14	350,000	385,106
4.50%, 09/01/40	375,000	413,013
The Southern Co.
2.38%, 09/15/15	800,000	821,321
Westar Energy, Inc.
4.13%, 03/01/42	100,000	100,137

		15,135,734

Natural Gas 0.8%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	500,000	585,270
Energy Transfer Partners LP
9.00%, 04/15/19	187,000	234,445
5.20%, 02/01/22 (b)	500,000	539,256
Enterprise Products Operating LP
6.30%, 09/15/17	1,000,000	1,183,703
4.85%, 08/15/42 (b)	900,000	913,365
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	478,366
6.95%, 01/15/38	250,000	297,459
ONEOK Partners LP
6.65%, 10/01/36	250,000	303,644
Plains All American Pipeline LP
3.95%, 09/15/15	250,000	265,690
Sempra Energy
6.15%, 06/15/18	775,000	930,888
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	575,000	653,610
TransCanada PipeLines Ltd.
6.50%, 08/15/18	325,000	406,540
6.20%, 10/15/37	150,000	191,036
Williams Partners LP
7.25%, 02/01/17	250,000	303,208
4.13%, 11/15/20	500,000	528,921

		7,815,401

		22,951,135

Total Corporate Bonds
(Cost $185,589,524)		200,309,180

U.S. Government and Government Agencies 40.3% of net assets

U.S. Government Agency Securities 5.6%
Egypt Government AID Bonds
4.45%, 09/15/15	1,000,000	1,128,763
Fannie Mae
1.50%, 06/26/13	2,000,000	2,032,924
1.00%, 09/23/13	2,500,000	2,525,790
0.55%, 10/18/13 (b)	500,000	500,190
0.75%, 12/06/13 (b)	250,000	250,062
2.75%, 02/05/14	2,250,000	2,355,282
0.85%, 10/24/14 (b)	3,750,000	3,757,117
4.38%, 10/15/15	2,000,000	2,264,150
1.25%, 09/28/16	3,000,000	3,046,854
5.38%, 06/12/17	1,000,000	1,217,792
6.63%, 11/15/30	500,000	735,015
Federal Farm Credit Bank
0.33%, 02/03/14 (b)	1,000,000	998,002
0.62%, 05/01/14 (b)	500,000	500,021
4.88%, 01/17/17	500,000	590,130
Federal Home Loan Bank
0.50%, 08/28/13	1,000,000	1,002,915
3.63%, 10/18/13	3,000,000	3,159,774
0.38%, 11/27/13	750,000	750,402
0.38%, 01/29/14	1,750,000	1,750,112
5.50%, 08/13/14	1,000,000	1,122,235
5.38%, 05/18/16	1,000,000	1,186,190
5.00%, 11/17/17	1,000,000	1,207,288
5.38%, 05/15/19	500,000	626,539
5.50%, 07/15/36	500,000	643,801
Freddie Mac
3.75%, 06/28/13	1,250,000	1,308,849
0.38%, 10/30/13	1,000,000	1,002,821
0.65%, 06/27/14 (b)	2,000,000	2,002,134
3.00%, 07/28/14	2,500,000	2,663,407
1.00%, 07/30/14	1,000,000	1,016,671
0.75%, 10/17/14 (b)	1,250,000	1,250,715
0.63%, 12/29/14	2,500,000	2,518,525
4.75%, 11/17/15	2,000,000	2,304,980
2.00%, 08/25/16	2,000,000	2,096,764
1.60%, 11/02/16 (b)	750,000	754,195
4.88%, 06/13/18	2,000,000	2,413,630
2.38%, 01/13/22	1,500,000	1,520,323
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	1,146,147

		55,350,509

U.S. Treasury Obligations 34.7%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,272,266
8.13%, 08/15/19	1,000,000	1,477,735
6.00%, 02/15/26	5,000,000	7,102,345
6.13%, 11/15/27	1,000,000	1,458,906
5.25%, 11/15/28	1,000,000	1,351,094
5.25%, 02/15/29	1,250,000	1,692,188
6.25%, 05/15/30	1,000,000	1,514,063
5.38%, 02/15/31	500,000	696,797
4.50%, 02/15/36	2,750,000	3,497,227
4.75%, 02/15/37	850,000	1,121,735
5.00%, 05/15/37	1,000,000	1,366,406
4.38%, 02/15/38	1,000,000	1,254,219
4.50%, 05/15/38	1,000,000	1,278,750

40 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
3.50%, 02/15/39	1,000,000	1,088,438
4.25%, 05/15/39	1,500,000	1,848,750
4.50%, 08/15/39	500,000	640,547
4.38%, 11/15/39	500,000	628,438
4.63%, 02/15/40	2,500,000	3,266,408
4.38%, 05/15/40	1,750,000	2,201,173
3.88%, 08/15/40	6,300,000	7,304,062
4.25%, 11/15/40	1,650,000	2,035,688
4.75%, 02/15/41	1,450,000	1,934,164
4.38%, 05/15/41	1,250,000	1,574,414
3.75%, 08/15/41	2,470,000	2,803,065
3.13%, 02/15/42	1,300,000	1,309,953
U.S. Treasury Notes
1.38%, 03/15/13	9,500,000	9,616,156
0.75%, 03/31/13	7,000,000	7,041,839
2.50%, 03/31/13	1,000,000	1,024,844
1.75%, 04/15/13	1,000,000	1,017,266
3.13%, 04/30/13	1,000,000	1,033,867
1.38%, 05/15/13	575,000	582,974
3.50%, 05/31/13	1,000,000	1,040,742
3.38%, 07/31/13	2,000,000	2,088,360
0.75%, 08/15/13	3,750,000	3,777,247
4.25%, 08/15/13	2,000,000	2,116,250
0.75%, 09/15/13	4,500,000	4,533,574
3.13%, 09/30/13	2,000,000	2,090,392
0.50%, 10/15/13	750,000	752,842
2.75%, 10/31/13	1,745,000	1,816,505
0.50%, 11/15/13	3,000,000	3,011,367
4.25%, 11/15/13	2,000,000	2,134,922
2.00%, 11/30/13	1,250,000	1,287,354
1.50%, 12/31/13	3,500,000	3,577,794
1.75%, 01/31/14	6,000,000	6,165,936
4.00%, 02/15/14	1,000,000	1,072,266
1.88%, 02/28/14	6,000,000	6,186,564
1.75%, 03/31/14	2,700,000	2,780,368
1.25%, 04/15/14	4,350,000	4,434,960
1.88%, 04/30/14	2,000,000	2,066,562
4.75%, 05/15/14	1,000,000	1,097,031
2.25%, 05/31/14	700,000	729,915
0.75%, 06/15/14	4,000,000	4,037,188
2.63%, 06/30/14	850,000	895,024
0.63%, 07/15/14	1,000,000	1,006,328
2.63%, 07/31/14	3,500,000	3,690,585
0.50%, 08/15/14	3,750,000	3,762,304
4.25%, 08/15/14	1,000,000	1,094,844
2.38%, 08/31/14	2,575,000	2,702,542
0.25%, 09/15/14	7,000,000	6,977,033
0.50%, 10/15/14	1,000,000	1,002,969
2.38%, 10/31/14	2,600,000	2,735,281
0.38%, 11/15/14	4,750,000	4,747,031
4.25%, 11/15/14	4,750,000	5,240,214
2.13%, 11/30/14	3,500,000	3,662,697
0.25%, 12/15/14	4,500,000	4,481,014
2.63%, 12/31/14	1,530,000	1,624,430
2.25%, 01/31/15	2,050,000	2,157,625
0.25%, 02/15/15	9,500,000	9,453,982
4.00%, 02/15/15	2,000,000	2,209,062
2.38%, 02/28/15	1,425,000	1,506,382
2.50%, 04/30/15	3,300,000	3,509,345
4.13%, 05/15/15	1,000,000	1,115,703
2.13%, 05/31/15	2,000,000	2,104,844
1.75%, 07/31/15	500,000	520,703
4.25%, 08/15/15	1,000,000	1,126,719
1.25%, 09/30/15	2,000,000	2,048,594
4.50%, 11/15/15	1,000,000	1,143,672
1.38%, 11/30/15	1,000,000	1,028,594
2.13%, 12/31/15	2,700,000	2,855,671
2.00%, 01/31/16	2,250,000	2,369,180
4.50%, 02/15/16	1,000,000	1,150,625
2.13%, 02/29/16	1,000,000	1,058,281
2.63%, 04/30/16	1,000,000	1,079,219
5.13%, 05/15/16	1,000,000	1,183,360
3.25%, 05/31/16	1,000,000	1,106,094
3.25%, 06/30/16	1,000,000	1,107,031
1.50%, 07/31/16	1,000,000	1,032,578
3.25%, 07/31/16	1,850,000	2,051,476
4.88%, 08/15/16	1,000,000	1,180,703
1.00%, 08/31/16	1,500,000	1,515,587
3.00%, 08/31/16	2,100,000	2,307,539
1.00%, 09/30/16	5,250,000	5,301,681
3.00%, 09/30/16	1,000,000	1,099,844
1.00%, 10/31/16	2,000,000	2,018,438
4.63%, 11/15/16	1,000,000	1,175,703
2.75%, 11/30/16	5,000,000	5,447,655
0.88%, 12/31/16	3,750,000	3,756,739
3.25%, 12/31/16	2,000,000	2,228,438
3.13%, 01/31/17	3,700,000	4,102,664
0.88%, 02/28/17	3,500,000	3,500,546
3.25%, 03/31/17	2,000,000	2,233,438
3.13%, 04/30/17	7,250,000	8,057,693
4.50%, 05/15/17	3,000,000	3,545,157
2.38%, 07/31/17	3,500,000	3,756,483
4.25%, 11/15/17	3,000,000	3,532,032
2.63%, 01/31/18	2,000,000	2,174,844
3.50%, 02/15/18	1,000,000	1,137,422
2.88%, 03/31/18	3,000,000	3,306,798
3.88%, 05/15/18	3,000,000	3,488,907
4.00%, 08/15/18	2,000,000	2,347,500
1.50%, 08/31/18	2,000,000	2,028,282
1.38%, 09/30/18	2,000,000	2,009,688
1.75%, 10/31/18	4,000,000	4,111,876
3.75%, 11/15/18	3,000,000	3,475,782
1.38%, 11/30/18	3,250,000	3,258,632
1.38%, 12/31/18	2,000,000	2,002,812
2.75%, 02/15/19	2,500,000	2,730,078
3.63%, 08/15/19	3,000,000	3,457,968
3.38%, 11/15/19	3,000,000	3,404,766
3.63%, 02/15/20	5,000,000	5,771,485
2.63%, 08/15/20	5,875,000	6,309,662
3.63%, 02/15/21	2,000,000	2,308,282
3.13%, 05/15/21	6,600,000	7,329,095
2.13%, 08/15/21	5,500,000	5,610,858
2.00%, 11/15/21	8,150,000	8,192,021
2.00%, 02/15/22	1,250,000	1,252,735

		345,844,785

Total U.S. Government and Government Agencies
(Cost $378,510,290)		401,195,294

Commercial Mortgage Backed Securities 2.0% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class AJ
4.77%, 07/10/43 (a)(b)	1,100,000	1,048,051
Series 2006-1 Class A2
5.33%, 09/10/45 (b)	624,324	632,062
Series 2006-3 Class AM
5.86%, 07/10/44 (a)(b)	800,000	784,572

See financial notes 41

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	1,000,000	1,133,116
Bear Stearns Commercial Mortgage Securities
4.83%, 11/11/41 (b)	750,000	815,432
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	3,737,000	4,183,388
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.23%, 07/15/44 (a)(b)	3,000,000	3,031,977
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AM
5.43%, 02/15/39 (a)(b)	650,000	695,193
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	1,500,000	1,672,121
GS Mortgage Securities Corp II
Series 2006-GG6 Class A4
5.55%, 04/10/38 (a)(b)	1,100,000	1,229,939
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class AJ
5.33%, 12/15/44 (a)(b)	1,025,000	1,049,607
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	73,612	75,028
Series 2007-LD12 Class A3
5.99%, 02/15/51 (a)(b)	2,000,000	2,156,866
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.27%, 01/12/44 (a)(b)	700,000	756,204
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23 Class A5
5.42%, 01/15/45 (a)(b)	600,000	661,281

Total Commercial Mortgage Backed Securities
(Cost $17,610,819)		19,924,837

Asset-Backed Obligations 0.3% of net assets

Chase Issuance Trust
Series 2007-A17 Class A
5.12%, 10/15/14 (b)	1,400,000	1,441,861
Citibank Credit Card Issuance Trust
4.85%, 03/10/17 (b)	700,000	784,618
Nissan Auto Receivables Owner Trust
Series 2008-B Class A4
5.05%, 11/17/14 (b)	228,285	231,875

Total Asset-Backed Obligations
(Cost $2,408,102)		2,458,354

Foreign Securities 4.4% of net assets

Foreign Agencies 1.4%

Canada 0.2%
Export Development Canada
3.50%, 05/16/13	850,000	881,267
2.25%, 05/28/15	200,000	210,604
Pemex Project Funding Master Trust
6.63%, 06/15/35	600,000	690,000

		1,781,871

Cayman Islands 0.1%
Petrobras International Finance Co.
3.88%, 01/27/16	100,000	104,795
5.75%, 01/20/20	400,000	442,000
5.38%, 01/27/21	400,000	432,047

		978,842

Germany 0.7%
Kreditanstalt Fuer Wiederaufbau
1.38%, 07/15/13 (d)	525,000	531,036
3.50%, 03/10/14 (d)	1,700,000	1,792,579
1.25%, 10/26/15 (d)	1,400,000	1,409,223
2.63%, 02/16/16 (d)	1,000,000	1,057,353
4.88%, 01/17/17 (d)	850,000	988,915
4.00%, 01/27/20 (d)	350,000	396,397
2.75%, 09/08/20 (d)	1,500,000	1,551,654

		7,727,157

Mexico 0.1%
Petroleos Mexicanos
4.88%, 03/15/15	425,000	457,406
5.50%, 01/21/21	700,000	771,260

		1,228,666

Norway 0.1%
Statoil ASA
2.90%, 10/15/14	150,000	157,939
3.13%, 08/17/17	200,000	215,314
5.10%, 08/17/40	250,000	299,005

		672,258

Republic of Korea 0.2%
Export-Import Bank of Korea
8.13%, 01/21/14	600,000	662,413
4.00%, 01/11/17	600,000	620,982
Korea Development Bank
8.00%, 01/23/14	450,000	496,388

		1,779,783

		14,168,577

Foreign Local Government 0.5%

Canada 0.5%
Province of Ontario
4.10%, 06/16/14	1,575,000	1,700,559
4.40%, 04/14/20	975,000	1,120,670
Province of Quebec
5.13%, 11/14/16	450,000	524,737
7.50%, 09/15/29	775,000	1,167,712

		4,513,678

Sovereign 1.1%

Brazil 0.3%
Brazilian Government International Bond
6.00%, 01/17/17	850,000	1,008,100
8.88%, 04/15/24	1,175,000	1,797,750

		2,805,850

Canada 0.1%
Canada Government International Bond
2.38%, 09/10/14	900,000	945,899

Chile 0.0%
Republic of Chile
3.88%, 08/05/20	200,000	219,000

Colombia 0.1%
Colombia Government International Bond
7.38%, 09/18/37	750,000	1,056,750

42 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Italy 0.1%
Republic of Italy
2.13%, 09/16/13	300,000	295,985
3.13%, 01/26/15	850,000	828,838
6.88%, 09/27/23	250,000	264,125

		1,388,948

Mexico 0.2%
Mexico (United Mexican States)
6.63%, 03/03/15	500,000	572,000
United Mexican States
3.63%, 03/15/22	500,000	511,250
6.75%, 09/27/34	750,000	982,500
6.05%, 01/11/40	150,000	183,375

		2,249,125

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	550,000	636,900
6.70%, 01/26/36	200,000	261,600

		898,500

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	650,000	826,475

Republic of Korea 0.1%
Republic of Korea
5.75%, 04/16/14	500,000	540,303

South Africa 0.0%
Republic of South Africa
6.88%, 05/27/19	150,000	183,938

		11,114,788

Supranational 1.4%
Asian Development Bank
2.50%, 03/15/16	2,000,000	2,133,262
European Bank for Reconstruction & Development
2.50%, 03/15/16	500,000	529,201
European Investment Bank
1.63%, 03/15/13	1,400,000	1,413,920
1.25%, 02/14/14	500,000	504,461
3.13%, 06/04/14	1,000,000	1,047,643
1.63%, 09/01/15	400,000	406,135
2.50%, 05/16/16	800,000	832,255
2.88%, 09/15/20	800,000	819,769
4.88%, 02/15/36	450,000	491,004
Inter-American Development Bank
3.00%, 04/22/14	1,550,000	1,634,698
3.88%, 09/17/19	1,000,000	1,150,371
International Bank for Reconstruction & Development
1.75%, 07/15/13	775,000	788,874
3.50%, 10/08/13	300,000	315,625
1.13%, 08/25/14	325,000	330,961
2.38%, 05/26/15	550,000	579,882
2.13%, 03/15/16	800,000	839,575
International Finance Corp.
2.25%, 04/11/16	500,000	526,007

		14,343,643

Total Foreign Securities
(Cost $42,276,805)		44,140,686

Municipal Bonds 0.9% of net assets

Fixed-Rate Obligations 0.9%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2009F2
6.26%, 04/01/49	1,050,000	1,402,359
California
GO Bonds
7.50%, 04/01/34	1,000,000	1,290,410
7.55%, 04/01/39	1,000,000	1,324,990
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	1,000,000	1,265,350
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,000,000	952,080
Metropolitan Government Nashville & Davidson County
GO (Build America Bonds) Series 2010
5.71%, 07/01/34	200,000	237,962
New Jersey State Turnpike Authority
7.41%, 01/01/40	100,000	143,953
7.10%, 01/01/41	840,000	1,169,280
State of Connecticut
5.09%, 10/01/30	100,000	111,699
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14	1,300,000	1,381,006

Total Municipal Bonds
(Cost $7,980,192)		9,279,089

	Number	Value
Security	of Shares	($)

Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund	5,544,000	5,544,000

Total Other Investment Company
(Cost $5,544,000)		5,544,000

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 6.1% of net assets

U.S. Government Agency Securities 2.2%
Fannie Mae
0.03%, 04/02/12 (e)	6,000,000	5,999,840
Federal Home Loan Bank
0.03%, 03/21/12 (e)	10,000,000	9,999,861
Freddie Mac
0.02%, 03/05/12 (e)	6,000,000	5,999,987

		21,999,688

U.S. Treasury Obligations 3.9%
U.S. Treasury Bills
0.05%, 03/15/12 (e)	24,000,000	23,999,537

See financial notes 43

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)
0.01%, 03/29/12 (e)	15,000,000	14,999,942

		38,999,479

Total Short-Term Investments
(Cost $60,999,167)		60,999,167

End of Investments.

At 02/29/12, the tax basis cost of the fund’s investments was $997,638,755 and the unrealized appreciation and depreciation were $57,669,940 and ($280,777), respectively, with a net unrealized appreciation of $57,389,163.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitment 0.2% of net assets

U.S. Government Agency Mortgage 0.2%
Fannie Mae TBA
5.50%, 03/01/42 (b)	1,500,000	1,633,594

Total TBA Sale Commitment
(Proceeds $1,626,680)		1,633,594

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,690,938 or 0.2% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the purchase yield.

The following is a summary of the inputs used to value the funds’ investments as of February 29, 2012 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities(a)	$—	$311,177,311	$—	$311,177,311
Corporate Bonds(a)	—	200,309,180	—	200,309,180
U.S. Government and Government Agencies(a)	—	401,195,294	—	401,195,294
Commercial Mortgage Backed Securities	—	19,924,837	—	19,924,837
Asset-Backed Obligations	—	2,458,354	—	2,458,354
Foreign Securities(a)	—	44,140,686	—	44,140,686
Municipal Bonds(a)	—	9,279,089	—	9,279,089
Other Investment Company(a)	5,544,000	—	—	5,544,000
Short-Term Investments(a)	—	60,999,167	—	60,999,167

Total	$5,544,000	$1,049,483,918	$—	$1,055,027,918

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitment	$—	($1,633,594)	$—	($1,633,594)

(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2012.

44 See financial notes

 Schwab Total Bond Market Fund

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $997,066,162)		$1,055,027,918
Receivables:
Investments sold		20,091,094
Interest		6,065,888
Fund shares sold		1,542,280
Due from investment adviser		19
TBA sale commitment		1,626,680
Prepaid expenses	+	10,353

Total assets		1,084,364,232

Liabilities

TBA sale commitments, at value (proceeds $1,626,680)		1,633,594
Payables:
Investments bought		86,847,674
Shareholder services fees		15,158
Distributions to shareholders		676,919
Fund shares redeemed		237,399
Interest for TBA sale commitments		2,521
Trustees’ fees		720
Accrued expenses	+	71,342

Total liabilities		89,485,327

Net Assets

Total assets		1,084,364,232
Total liabilities	−	89,485,327

Net assets		$994,878,905

Net Assets by Source
Capital received from investors		1,077,864,957
Distributions in excess of net investment income		(586,315)
Net realized capital losses		(140,354,579)
Net unrealized capital gains		57,954,842

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$994,878,905		103,452,478		$9.62

See financial notes 45

 Schwab Total Bond Market Fund

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Interest		$14,086,964
Securities on loan	+	150

Total investment income		14,087,114

Expenses

Investment adviser and administrator fees		1,226,638
Shareholder service fees		1,152,568
Portfolio accounting fees		71,857
Professional fees		32,755
Shareholder reports		29,442
Custodian fees		27,428
Registration fees		16,306
Transfer agent fees		14,505
Trustees’ fees		9,890
Interest expense		77
Other expenses	+	9,503

Total expenses		2,590,969
Expense reduction by CSIM and/or Schwab	−	1,237,182
Custody credits	−	8

Net expenses	−	1,353,779

Net investment income		12,733,335

Realized and Unrealized Gains (Losses)

Net realized gains on investments		9,056,839
Net realized losses on futures contracts		(16,589)
Net realized losses on TBA sale commitments	+	(25,527)

Net realized gains		9,014,723
Net unrealized gains on investments		2,772,628
Net unrealized losses on TBA sale commitments	+	(4,823)

Net unrealized gains	+	2,767,805

Net realized and unrealized gains		11,782,528

Increase in net assets resulting from operations		$24,515,863

46 See financial notes

 Schwab Total Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			9/1/10-8/31/11
Net investment income		$12,733,335	$26,284,313
Net realized gains		9,014,723	14,055,679
Net unrealized gains (losses)	+	2,767,805	(1,700,429)

Increase in net assets from operations		24,515,863	38,639,563

Distributions to shareholders

Distributions from net investment income		($13,319,650)	($27,550,995)

Transactions in Fund Shares

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,213,784	$221,556,204	28,286,533	$262,695,064
Shares reinvested		975,627	9,342,501	2,121,863	19,731,762
Shares redeemed	+	(19,111,092)	(183,000,583)	(30,729,361)	(287,177,460)

Net transactions in fund shares		5,078,319	$47,898,122	(320,965)	($4,750,634)

Shares Outstanding and Net Assets

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		98,374,159	$935,784,570	98,695,124	$929,446,636
Total increase (decrease)	+	5,078,319	59,094,335	(320,965)	6,337,934

End of period		103,452,478	$994,878,905	98,374,159	$935,784,570

Distributions in excess of net investment income			($586,315)		$—

See financial notes 47

Schwab GNMA Fund™

Financial Statements

Financial Highlights

	9/1/11–		9/1/10–	9/1/09–	9/1/08–	9/1/07–	9/1/06–
	2/29/12*		8/31/11	8/31/10	8/31/09[1]	8/31/08	8/31/07

Per-Share Data ($)

Net asset value at beginning of period	10.63		10.40	10.06	9.67	9.45	9.44

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.23	0.29	0.39	0.42	0.46
Net realized and unrealized gains (losses)	0.04		0.37	0.40	0.41	0.24	0.03

Total from investment operations	0.17		0.60	0.69	0.80	0.66	0.49
Less distributions:
Distributions from net investment income	(0.13)		(0.31)	(0.35)	(0.41)	(0.44)	(0.48)
Distributions from net realized gains	(0.14)		(0.06)	—	—	—	—

Total distributions	(0.27)		(0.37)	(0.35)	(0.41)	(0.44)	(0.48)

Net asset value at end of period	10.53		10.63	10.40	10.06	9.67	9.45

Total return (%)	1.59	[2]	5.95	7.00	8.39	7.06	5.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	[3]	0.55	0.55	0.55	0.55	0.55
Gross operating expenses	0.59	[3]	0.61	0.63	0.68	0.81	0.95
Net investment income (loss)	2.46	[3]	2.24	2.66	3.56	4.22	4.87
Portfolio turnover rate[4]	371	[2]	641	264	614	518	186
Net assets, end of period ($ x 1,000,000)	629		506	578	279	59	22

* Unaudited.

1 Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Not annualized.
3 Annualized.
4 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

48 See financial notes

 Schwab GNMA Fund

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

106.7%		Mortgage-Backed Securities	652,912,258	670,947,067
0.1%		Other Investment Company	809,898	809,898
6.4%		Short-Term Investments	39,999,629	39,999,629

113.2%		Total Investments	693,721,785	711,756,594
(13	.2)%	Other Assets and Liabilities, Net		(83,195,693)

100.0%		Net Assets		628,560,901

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 106.7% of net assets

U.S. Government Agency Mortgages 106.7%
Fannie Mae
5.45%, 12/01/31 to 07/01/32 (b)	379,848	418,345
5.49%, 09/01/29 to 09/01/31 (b)	234,147	258,166
5.50%, 09/01/17 (b)	261,593	282,668
5.81%, 12/01/31 to 01/01/32 (b)	209,582	232,317
6.10%, 02/01/29 (b)	16,726	17,761
6.50%, 04/01/31 (b)	241,229	272,228
7.17%, 11/01/30 (b)	24,573	24,668
Fannie Mae Grantor Trust
6.50%, 07/25/42 (b)	126,053	145,318
Fannie Mae REMICS
3.50%, 07/25/17 to 07/25/33 (b)	3,104,779	3,130,047
3.75%, 05/25/33 (b)	3,486,082	3,586,770
4.00%, 10/25/17 (b)	2,424,059	2,453,216
4.50%, 03/25/17 (b)	595,254	602,487
5.00%, 06/25/17 to 09/25/18 (b)	499,161	502,296
7.00%, 09/25/22 (b)	145,465	166,555
Fannie Mae TBA
3.50%, 03/01/27 (b)	5,000,000	5,246,093
4.00%, 03/01/27 (b)	5,000,000	5,295,312
Fannie Mae Whole Loan
6.50%, 02/25/44 (b)	121,015	138,202
Freddie Mac REMICS
2.00%, 06/15/14 (b)	1,975,173	1,981,517
3.50%, 11/15/17 (b)	1,043,319	1,050,132
4.00%, 09/15/17 to 03/15/33 (b)	4,119,185	4,181,776
4.50%, 08/15/16 to 03/15/33 (b)	4,566,550	4,619,847
5.00%, 03/15/18 to 08/15/31 (b)	2,283,389	2,305,790
6.50%, 03/15/14 (b)(c)	114,961	5,366
Ginnie Mae
1.63%, 07/20/24 to 07/20/32 (a)(b)	222,648	230,139
2.00%, 02/20/32 to 04/20/37 (a)(b)	327,812	338,816
2.13%, 08/20/33 (a)(b)	87,859	90,965
2.38%, 06/20/27 to 04/20/32 (a)(b)	363,196	376,079
3.50%, 02/20/16 (a)(b)	43,595	45,669
3.50%, 02/20/34 (b)	23,317	23,321
4.00%, 12/15/24 to 11/20/41 (b)	47,913,770	51,469,016
4.25%, 06/16/24 to 07/16/32 (b)	91,273	91,596
4.50%, 12/15/17 to 11/20/41 (b)	69,891,699	76,091,670
4.63%, 07/20/40 to 12/20/40 (b)	7,929,848	8,675,044
4.75%, 06/16/31 (b)	1,597,836	1,616,914
5.00%, 11/15/17 to 04/20/40 (b)	118,155,204	130,799,570
5.25%, 08/20/31 (b)	238,112	238,543
5.45%, 07/15/31 to 02/15/33 (b)	6,517,705	7,217,555
5.49%, 10/20/28 to 08/15/32 (b)	4,935,267	5,494,373
5.50%, 09/20/13 to 08/20/35 (b)	40,095,575	44,728,185
5.81%, 06/20/31 to 02/20/32 (b)	734,841	821,016
5.90%, 07/15/31 to 05/15/32 (b)	437,426	489,955
6.00%, 04/20/13 to 11/15/39 (b)	25,358,614	28,593,672
6.05%, 09/15/31 (b)	66,079	74,646
6.10%, 07/20/28 to 09/15/31 (b)	2,402,344	2,710,937
6.15%, 04/20/29 to 04/20/30 (b)	1,149,258	1,296,370
6.25%, 10/20/28 to 03/20/30 (b)	2,050,854	2,313,113
6.50%, 09/20/13 to 10/20/37 (b)	12,988,350	15,003,613
7.00%, 06/15/12 to 04/15/39 (b)	3,895,979	4,566,100
7.10%, 12/15/30 (b)	63,448	73,995
7.17%, 04/20/30 to 03/20/31 (b)	586,043	671,693
7.50%, 06/15/17 to 11/15/37 (b)	424,304	493,989
8.00%, 07/15/26 to 02/15/30 (b)	78,720	88,261
8.50%, 08/20/25 to 01/20/30 (b)	15,429	18,401
9.00%, 09/20/15 to 09/20/30 (b)	442,918	500,337
13.00%, 07/20/14 (b)	13	14
Ginnie Mae I
3.50%, 01/15/26 (b)	2,264,380	2,422,634
4.00%, 06/15/25 to 11/15/41 (b)	19,971,935	21,545,539
4.38%, 05/15/29 to 04/15/32 (b)	501,212	546,211
4.50%, 09/15/41 (b)	14,409,488	15,780,539
4.75%, 06/15/28 (b)	169,632	187,736
5.00%, 06/15/27 to 10/15/34 (b)	10,235,325	11,336,502
5.13%, 03/15/31 (b)	326,089	361,162
5.25%, 04/15/31 to 11/15/31 (b)	474,923	526,005
5.45%, 05/15/29 to 02/15/30 (b)	985,224	1,091,553
5.50%, 06/15/32 to 10/15/32 (b)	529,574	593,325
6.00%, 09/15/32 (b)	2,705,892	3,056,711
Ginnie Mae II
3.50%, 12/20/41 (b)	3,984,821	4,185,976
4.00%, 09/20/25 to 01/20/42 (b)	30,546,179	32,962,197
4.25%, 09/20/41 (b)	378,446	408,761
4.50%, 05/20/40 to 01/20/42 (b)	68,323,548	74,733,688
Ginnie Mae TBA
3.50%, 03/01/42 to 04/01/42 (b)	21,500,000	22,516,797
4.00%, 03/01/42 to 04/01/42 (b)	14,000,000	15,068,161
4.50%, 03/01/42 to 04/01/42 (b)	36,000,000	39,236,875
5.50%, 03/01/42 (b)	2,000,000	2,226,251

Total Mortgage-Backed Securities
(Cost $652,912,258)		670,947,067

See financial notes 49

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	809,898	809,898

Total Other Investment Company
(Cost $809,898)		809,898

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 6.4% of net assets

U.S. Government Agency Security 4.8%
Federal Home Loan Bank
0.01%, 03/23/12 (d)	30,000,000	29,999,633

U.S. Treasury Obligation 1.6%
U.S. Treasury Bill
0.01%, 03/15/12 (d)	10,000,000	9,999,996

Total Short-Term Investments
(Cost $39,999,629)		39,999,629

End of Investments.

At 02/29/12, the tax basis cost of the fund’s investments was $693,743,618 and the unrealized appreciation and depreciation were $18,387,786 and ($374,810), respectively, with a net unrealized appreciation of $18,012,976.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(d)	The rate shown is the purchase yield.

The following is a summary of the inputs used to value the funds’ investments as of February 29, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Mortgage-Backed Securities(a)	$—	$670,947,067	$—	$670,947,067
Other Investment Company(a)	809,898	—	—	809,898
Short-Term Investments(a)	—	39,999,629	—	39,999,629

Total	$809,898	$710,946,696	$—	$711,756,594

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2012.

50 See financial notes

 Schwab GNMA Fund

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $693,721,785)		$711,756,594
Receivables:
Investments sold		19,888,781
Fund shares sold		6,595,359
Interest		2,277,778
Prepaid expenses	+	3,290

Total assets		740,521,802

Liabilities

Payables:
Investments bought		109,732,033
Investment adviser and administrator fees		12,714
Shareholder services fees		14,480
Fund shares redeemed		1,666,028
Distributions to shareholders		517,226
Trustees’ fees		473
Accrued expenses	+	17,947

Total liabilities		111,960,901

Net Assets

Total assets		740,521,802
Total liabilities	−	111,960,901

Net assets		$628,560,901

Net Assets by Source
Capital received from investors		608,393,065
Net realized capital gains		2,133,027
Net unrealized capital gains		18,034,809

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$628,560,901		59,674,152		$10.53

See financial notes 51

 Schwab GNMA Fund

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Interest		$8,780,431

Expenses

Investment adviser and administrator fees		840,481
Shareholder service fees		722,259
Portfolio accounting fees		47,385
Custodian fees		26,928
Professional fees		25,183
Shareholder reports		23,861
Registration fees		21,469
Transfer agent fees		12,949
Trustees’ fees		7,537
Interest expense		220
Other expenses	+	4,750

Total expenses		1,733,022
Expense reduction by CSIM and/or Schwab	−	128,744
Custody credits	−	7

Net expenses	−	1,604,271

Net investment income		7,176,160

Realized and Unrealized Gains (Losses)

Net realized gains on investments		2,138,339
Net unrealized gains on investments	+	277,728

Net realized and unrealized gains		2,416,067

Increase in net assets resulting from operations		$9,592,227

52 See financial notes

 Schwab GNMA Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			9/1/10-8/31/11
Net investment income		$7,176,160	$10,870,071
Net realized gains		2,138,339	13,489,924
Net unrealized gains	+	277,728	974,436

Increase in net assets from operations		9,592,227	25,334,431

Distributions to shareholders

Distributions from net investment income		(7,176,160)	(14,779,835)
Distributions from net realized gains	+	(8,190,929)	(3,027,623)

Total distributions		($15,367,089)	($17,807,458)

Transactions in Fund Shares

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,028,143	$244,252,644	26,638,969	$276,300,953
Shares reinvested		1,056,343	11,161,915	1,233,163	12,718,042
Shares redeemed	+	(11,984,054)	(126,676,980)	(35,894,585)	(369,032,189)

Net transactions in fund shares		12,100,432	$128,737,579	(8,022,453)	($80,013,194)

Shares Outstanding and Net Assets

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		47,573,720	$505,598,184	55,596,173	$578,084,405
Total increase (decrease)	+	12,100,432	122,962,717	(8,022,453)	(72,486,221)

End of period		59,674,152	$628,560,901	47,573,720	$505,598,184

See financial notes 53

Schwab® Treasury Inflation Protected Securities Fund

Financial Statements

Financial Highlights

	9/1/11–		9/1/10–		9/1/09–	9/1/08–	9/1/07–	9/1/06–
	2/29/12*		8/31/11		8/31/10	8/31/09[1]	8/31/08	8/31/07

Per-Share Data ($)

Net asset value at beginning of period	11.58		10.90		10.05	10.35	9.90	10.01

Income (loss) from investment operations:
Net investment income (loss)	0.03	[2]	0.46	[2]	0.23 [2]	0.03 [2]	0.63	0.45
Net realized and unrealized gains (losses)	0.45		0.62		0.77	(0.20)	0.45	(0.11)

Total from investment operations	0.48		1.08		1.00	(0.17)	1.08	0.34
Less distributions:
Distributions from net investment income	(0.23)		(0.40)		(0.15)	(0.02)	(0.63)	(0.45)
Distributions from net realized gains	(0.02)		—		—	(0.07)	(0.00)[3]	—
Return of capital	—		—		—	(0.04)	—	—

Total distributions	(0.25)		(0.40)		(0.15)	(0.13)	(0.63)	(0.45)

Net asset value at end of period	11.81		11.58		10.90	10.05	10.35	9.90

Total return (%)	4.22	[4]	10.20		9.93	(1.54)	11.02	3.51

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[5]	0.45	[6]	0.50	0.50	0.50	0.50
Gross operating expenses	0.63	[5]	0.63		0.62	0.59	0.59	0.71
Net investment income (loss)	0.57	[5]	4.14		2.16	0.30	6.50	5.16
Portfolio turnover rate	15	[4]	37		67	78	63	35
Net assets, end of period ($ x 1,000,000)	328		235		204	278	259	119

* Unaudited.

1 Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Calculated based on the average shares outstanding during the period.
3 Amount less than $0.01.
4 Not annualized
5 Annualized.
6 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended rate. Please see financial note 4 for more information.

54 See financial notes

 Schwab Treasury Inflation Protected Securities Fund

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

99.2%		U.S. Government Securities	290,332,425	325,342,970
1.1%		Other Investment Company	3,727,733	3,727,733

100.3%		Total Investments	294,060,158	329,070,703
(0	.3)%	Other Assets and Liabilities, Net		(1,007,767)

100.0%		Net Assets		328,062,936

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.2% of net assets

U.S. Treasury Obligations 99.2%
U.S. Treasury Inflation Protected Securities
0.63%, 04/15/13	6,940,451	7,177,953
1.88%, 07/15/13	10,690,694	11,340,474
2.00%, 01/15/14	10,260,056	11,032,741
1.25%, 04/15/14	6,931,768	7,397,513
2.00%, 07/15/14	9,937,706	10,892,620
1.63%, 01/15/15	8,746,688	9,588,557
0.50%, 04/15/15	9,476,977	10,095,918
1.88%, 07/15/15	8,354,202	9,371,075
2.00%, 01/15/16	8,187,156	9,320,586
0.13%, 04/15/16	16,870,983	17,943,809
2.50%, 07/15/16	8,269,834	9,744,180
2.38%, 01/15/17	7,162,640	8,478,775
2.63%, 07/15/17	6,098,090	7,410,155
1.63%, 01/15/18	6,463,773	7,510,064
1.38%, 07/15/18	6,384,294	7,390,842
2.13%, 01/15/19	5,991,919	7,262,386
1.88%, 07/15/19	6,764,828	8,137,885
1.38%, 01/15/20	8,140,668	9,483,878
1.25%, 07/15/20	12,521,994	14,503,975
1.13%, 01/15/21	14,340,854	16,391,166
0.63%, 07/15/21	15,220,608	16,742,669
0.13%, 01/15/22	6,481,783	6,754,212
2.38%, 01/15/25	11,254,808	14,636,540
2.00%, 01/15/26	8,187,156	10,290,191
2.38%, 01/15/27	6,491,075	8,541,865
1.75%, 01/15/28	6,571,503	8,071,646
3.63%, 04/15/28	7,674,664	11,640,316
2.50%, 01/15/29	6,307,156	8,573,822
3.88%, 04/15/29	9,060,953	14,368,678
3.38%, 04/15/32	2,543,011	4,003,259
2.13%, 02/15/40	4,490,035	6,187,134
2.13%, 02/15/41	8,038,721	11,132,342
0.75%, 02/15/42	3,895,008	3,925,744

Total U.S. Government Securities
(Cost $290,332,425)		325,342,970

	Number	Value
Security	of Shares	($)

Other Investment Company 1.1% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund	3,727,733	3,727,733

Total Other Investment Company
(Cost $3,727,733)		3,727,733

End of Investments.

At 02/29/12, the tax basis cost of the fund’s investments was $295,431,513 and the unrealized appreciation and depreciation were $33,642,536 and ($3,346), respectively, with a net unrealized appreciation of $33,639,190.

The following is a summary of the inputs used to value the funds’ investments as of February 29, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$325,342,970	$—	$325,342,970
Other Investment Company(a)	3,727,733	—	—	3,727,733

Total	$3,727,733	$325,342,970	$—	$329,070,703

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2012.

See financial notes 55

 Schwab Treasury Inflation Protected Securities Fund

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $294,060,158)		$329,070,703
Receivables:
Investments sold		11,962,055
Fund shares sold		1,008,069
Interest		791,613
Due from investment adviser		790
Prepaid expenses	+	4,398

Total assets		342,837,628

Liabilities

Payables:
Investments bought		14,582,800
Shareholder services fees		6,609
Fund shares redeemed		184,869
Trustees’ fees	+	414

Total liabilities		14,774,692

Net Assets

Total assets		342,837,628
Total liabilities	−	14,774,692

Net assets		$328,062,936

Net Assets by Source
Capital received from investors		294,828,317
Distributions in excess of net investment income		(448,551)
Net realized capital losses		(1,327,375)
Net unrealized capital gains		35,010,545

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$328,062,936		27,782,263		$11.81

56 See financial notes

 Schwab Treasury Inflation Protected Securities Fund

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Interest		$1,172,864

Expenses

Investment adviser and administrator fees		409,530
Shareholder service fees		338,182
Professional fees		26,471
Portfolio accounting fees		22,186
Shareholder reports		22,014
Registration fees		14,999
Transfer agent fees		9,012
Trustees’ fees		6,082
Custodian fees		2,811
Other expenses	+	4,675

Total expenses		855,962
Expense reduction by CSIM and/or Schwab	−	460,549

Net expenses	−	395,413

Net investment income		777,451

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(156,799)
Net unrealized gains on investments	+	10,464,898

Net realized and unrealized gains		10,308,099

Increase in net assets resulting from operations		$11,085,550

See financial notes 57

 Schwab Treasury Inflation Protected Securities Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			9/1/10-8/31/11
Net investment income		$777,451	$8,631,094
Net realized gains (losses)		(156,799)	2,776,285
Net unrealized gains	+	10,464,898	8,828,143

Increase in net assets from operations		11,085,550	20,235,522

Distributions to shareholders

Distributions from net investment income		(5,330,880)	(7,539,702)
Distributions from net realized gains	+	(445,270)	—

Total distributions		($5,776,150)	($7,539,702)

Transactions in Fund Shares

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,949,003	$128,075,159	7,902,310	$87,904,504
Shares reinvested		374,682	4,317,693	512,054	5,581,641
Shares redeemed	+	(3,818,223)	(44,468,422)	(6,860,593)	(75,512,517)

Net transactions in fund shares		7,505,462	$87,924,430	1,553,771	$17,973,628

Shares Outstanding and Net Assets

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,276,801	$234,829,106	18,723,030	$204,159,658
Total increase	+	7,505,462	93,233,830	1,553,771	30,669,448

End of period		27,782,263	$328,062,936	20,276,801	$234,829,106

Distributions in excess of net investment income / Net investment income not yet distributed			($448,551)		$4,104,878

58 See financial notes

 Schwab Bond Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)	Schwab Tax-Free Bond Fund
Schwab Short-Term Bond Market Fund	Schwab California Tax-Free Bond Fund
Schwab Premier Income Fund	Schwab 1000 Index Fund
Schwab Total Bond Market Fund	Schwab Global Real Estate Fund
Schwab GNMA Fund
Schwab Treasury Inflation Protected Securities Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 10) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 59

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended February 29, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Inflation Indexed Bonds: The Schwab Treasury Inflation Protected Securities Fund invests in inflation indexed bonds. Inflation indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

TBA Commitments: The funds may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in

60

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Security Valuation section. The funds use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. The initial collateral received by a fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains or losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The Schwab Short Term Bond Fund, Schwab Premier Income Fund, Schwab Total Bond Fund and the Schwab GNMA Fund declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Fund declares and pays distributions from net investment income, if any, quarterly. All the funds declare distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

 61

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk Factors:

The funds invest mainly in corporate bonds, mortgage-backed and assets-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the fund will fluctuate, which means that the shareholder could lose money.

Interest rate risk. Interest rates will rise and fall over time. During periods when interest rates are low, a fund’s yield and total return also may be low. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

62

 Schwab Bond Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Liquidity risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

Prepayment and extension risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.

High yield risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign investment risk. The funds’ investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Derivatives risk. The funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds.

Securities lending risk. Securities lending risk involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

					Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
% of Average Daily Net Assets	Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

First $500 million	0.30%	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%	0.22%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds) and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of

 63

 Schwab Bond Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees, to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses. The expense limitation, effective June 16, 2011, as a percentage of average daily net assets is as follows:

Schwab
Schwab	Schwab	Schwab		Treasury
Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

0.29%	0.63%	0.29%	0.55%	0.29%

Prior to June 16, 2011, the expense limitation as a percentage of average daily net assets were as follows:

Schwab
Schwab	Schwab	Schwab		Treasury
Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

0.55%	0.63%	0.55%	0.55%	0.50%

Schwab Total Bond Market Fund has incurred legal expenses relating to the lawsuit discussed in note 12, as well as another lawsuit that was dismissed by a California court in April of 2011. The legal fees related to these lawsuits were non-routine and would not have been subject to the expense limitation agreement; however, CSIM and its affiliates have voluntarily agreed to include these expenses under the expense limitation agreement. This voluntary agreement is to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain the expense limitation. The expenses advanced by CSIM pursuant to the contractual agreement are subject to reimbursement by the fund to the extent the expenses are subsequently paid or reimbursed to the fund by its insurance carriers.

For the period ended February 29, 2012 the fund incurred no legal expenses related to these lawsuits. From the commencement of these lawsuits through February 29, 2012, the fund has incurred a total of $1,459,454 in legal expense of which $1,409,948 has been waived by CSIM subject to recoupment in accordance with the provisions noted above.

64

 Schwab Bond Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each fund shares in this report owned by other Schwab Funds as of February 29, 2012.

				Schwab
	Schwab	Schwab	Schwab	Treasury
	Short-Term Bond	Premier	Total Bond	Inflation Protected
	Market Fund	Income Fund	Market Fund	Securities Fund

Schwab MarketTrack Growth Portfolio	—%	—%	10.4%	—%
Schwab MarketTrack Balanced Portfolio	—%	—%	15.5%	—%
Schwab MarketTrack Conservative Portfolio	—%	—%	11.7%	—%
Schwab MarketTrack Growth Portfolio II	—%	—%	0.4%	—%
Schwab Target 2010 Fund	2.3%	0.6%	1.3%	0.8%
Schwab Target 2015 Fund	1.4%	0.5%	1.1%	0.6%
Schwab Target 2020 Fund	2.4%	2.0%	5.6%	2.4%
Schwab Target 2025 Fund	—%	0.8%	2.0%	0.7%
Schwab Target 2030 Fund	—%	2.0%	5.4%	1.8%
Schwab Target 2035 Fund	—%	0.3%	0.8%	0.3%
Schwab Target 2040 Fund	—%	0.8%	2.4%	0.9%
Schwab Monthly Income Fund — Moderate Payout	0.7%	1.2%	0.4%	—%
Schwab Monthly Income Fund — Enhanced Payout	2.7%	5.4%	2.0%	—%
Schwab Monthly Income Fund — Maximum Payout	3.2%	6.1%	2.1%	—%
Schwab Balanced Fund	—%	2.8%	2.5%	—%

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 29, 2012, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Short-Term Bond Market Fund	$407,240
Schwab Premier Income Fund	—
Schwab Total Bond Market Fund	—
Schwab GNMA Fund	—
Schwab Treasury Inflation Protected Securities Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these

 65

 Schwab Bond Funds

Financial Notes, unaudited (continued)

6. Board of Trustees (continued):

limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. (excluding Schwab Total Bond Market Fund) and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:

During the six-month period ended February 29, 2012, certain funds entered into U.S. Treasury futures contracts (“futures”). The funds invested in futures contracts to help manage the effects of interest rate changes. The fair value and variation margin for futures held at February 29, 2012 and the realized/unrealized gains (losses) on futures contracts held during the period ended February 29, 2012 are presented in the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures and financial note 3 for disclosures concerning the risks of investing in futures. During the period, the monthly average market values of futures held by the funds and the monthly average number of futures were as follows:

	Market Values	Number of Contracts

Schwab Short-Term Bond Market Fund	$613,047	5
Schwab Premier Income Fund	—	—
Schwab Total Bond Market Fund	—	—
Schwab GNMA Fund	—	—
Schwab Treasury Inflation Protected Securities Fund	—	—

9. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 29, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Long-Term
	U.S. Government	Purchases of Other	Total Purchases of
	Securities Transactions*	Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$191,589,983	$63,753,248	$255,343,231
Schwab Premier Income Fund	560,381,469	89,585,506	649,966,975
Schwab Total Bond Market Fund	711,402,868	96,906,352	808,309,220
Schwab GNMA Fund	2,422,015,255	—	2,422,015,255
Schwab Treasury Inflation Protected Securities Fund	127,782,781	—	127,782,781

66

 Schwab Bond Funds

Financial Notes, unaudited (continued)

9. Purchases and Sales/Maturities of Investment Securities (continued):

	Sales/Maturities of
	Long-Term U.S. Government	Sales/Maturities of	Total Sales/Maturities of
	Securities Transactions*	Other Long-Term Securities	Long-Term Securities

	Sales/Maturities of
	Long-Term U.S. Government	Sales/Maturities of	Total Sales/Maturities of
	Securities Transactions*	Other Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$122,248,443	$42,941,827	$165,190,270
Schwab Premier Income Fund	512,492,973	129,353,486	641,846,459
Schwab Total Bond Market Fund	678,209,062	83,493,536	761,702,598
Schwab GNMA Fund	2,311,347,383	—	2,311,347,383
Schwab Treasury Inflation Protected Securities Fund	42,116,030	—	42,116,030

*	Includes securities guaranteed by U.S. Government Agencies.

10. Redemption Fee:

The Premier Income Fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are $18,884 and $14,618, respectively.

11. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of August 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

					Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
Expiration Date	Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

August 31,2014	$1,678,486	$—	$—	$—	$—
August 31,2015	8,715,595	—	2,553,888	—	—
August 31,2016	2,401,090	—	5,729,394	—	—
August 31,2017	30,633,553	—	106,929,838	—	—
August 31,2018	15,464,000	—	33,497,357	—	—

Total	$58,892,724	$—	$148,710,477	$—	$—

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended August 31, 2011, the funds had capital losses deferred and capital losses utilized as follows:

Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
	Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

Deferred capital losses	$—	$—	$—	$—	$—
Capital losses utilized	4,032,639	1,954,931	12,955,370	—	2,614,015

As of August 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended August 31, 2011, the funds did not incur any interest or penalties.

 67

 Schwab Bond Funds

Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds are fully compliant with the noted provisions of the Act for the period ending February 29, 2012.

12. Other:

On August 28, 2008, a class action lawsuit was filed in the U.S. District Court for the Northern District of California on behalf of investors in the Schwab Total Bond Market Fund. The lawsuit, which alleges violations of state law and federal securities law in connection with the fund’s investment policy, names the trust, the fund, CSIM and Schwab as defendants. Allegations include that the fund improperly deviated from its stated investment objectives by investing in collateralized mortgage obligations (CMOs) and investing more than 25% of fund assets in CMOs and mortgage-backed securities without obtaining a shareholder vote. Plaintiffs seek unspecified compensatory and rescission damages, unspecified equitable and injunctive relief, and costs and attorneys’ fees. Plaintiffs’ federal securities law claim and certain of plaintiffs’ state law claims were dismissed in proceedings before the court and following a successful petition by defendants to the Ninth Circuit Court of Appeals. On August 8, 2011, the court dismissed plaintiffs’ remaining claims with prejudice. On September 7, 2011, plaintiffs filed a notice of appeal with the court, which remains pending.

A second class action lawsuit filed on September 3, 2010, in the U.S. District Court for the Northern District of California, which raised similar allegations on behalf of investors in the fund, was dismissed with prejudice on April 19, 2011.

At this time the fund is unable to estimate whether it will incur a liability or the range of any liability in this matter; however, any liability incurred could exceed the limits of applicable insurance policies.

13. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

68

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Investments since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

 69

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

70

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006- June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer -– Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Investments since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc., (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan. 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

 71

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

72

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. Government/Credit: 1 − 5 Years Index An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.

Barclays Capital GNMA Index An index that includes the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Barclays Capital U.S. Short Treasury: 9 − 12 Months Index An index that includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon strips.

Barclays Capital U.S. TIPS (Treasury Inflation-Protected Securities) Index An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

 73

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

74

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in a fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13480-16

Semiannual report dated February 29, 2012, enclosed.

Schwab Tax-Free Bond Funds

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free Bond Fundtm

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Schwab Tax-Free Bond Funds

Semiannual Report
February 29, 2012

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free Bond Fundtm

Two smart, cost-effective ways investors can use
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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Tax-Free Bond Fundtm (Ticker Symbol: SWNTX)	4.64%

Barclays Capital 7-Year Municipal Bond Index	4.07%
Fund Category: Morningstar Municipal National Intermediate Bond	4.82%

Performance Details	page 6

Schwab California Tax-Free Bond Fundtm (Ticker Symbol: SWCAX)	4.99%

Barclays Capital 7-Year Municipal Bond Index	4.07%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	5.03%

Performance Details	page 7

Minimum Initial Investment[1]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Tax-Free Bond Funds 1

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc., and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us with your investment needs, and for reading this important report concerning the Schwab Tax-Free Bond Funds.

U.S. bond sectors turned in mixed performances for the six months ended February 29, 2012, as an improving U.S. economy and a possible resolution to the sovereign debt crisis faced by Greece helped convince investors to favor riskier assets. The Barclays Capital U.S. Aggregate Bond Index (the Barclays Aggregate) generated a 2.73% total return in this environment. Lower credit-quality securities generally provided greater returns than higher credit-quality alternatives.

Starting in late summer, a series of events supported U.S. bond prices, while correspondingly driving down yields. A soft patch in U.S. economic data that fueled fears of recession provided one catalyst. The market’s response to Standard & Poor’s August downgrade of U.S. sovereign debt provided another catalyst. As a result, stocks sold off and bonds generally rallied in September, with long-term Treasuries performing particularly well in spite of S&P’s credit rating downgrade. Signs of slower economic growth in China and concerns that the euro zone’s sovereign debt crisis could spread to the “core” countries of France and Germany weighed on equities. Collectively, this drove up financial market volatility and enhanced the appeal of U.S. Treasury securities.

Investors’ risk preferences began to shift thereafter, however, helped by an improvement in U.S. economic prospects. The unemployment rate fell from 9.0% in September to an estimated 8.3% in February. Inflation-adjusted U.S. economic growth for the final quarter of 2011 was another plus for stocks and negative for Treasury bonds. This revealed that the U.S. economy accelerated to a 3.0% seasonally adjusted annual pace,* above expectations.

Worries about the still-fragile economy convinced the Federal Reserve to implement a variety of conventional and unconventional monetary operations. On the more conventional side, the Fed kept the federal funds rate target at a historically low 0-0.25%. On the less conventional side, the Fed began “Operation Twist” in late September, an attempt to further reduce long-term interest rates and help the still-

 Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

*	The figure cited represents the second estimate from the U.S. Bureau of Economic Analysis (BEA). The BEA provides three estimates of quarterly U.S. economic growth: an “initial” estimate, a “second” estimate, and a “final” estimate. Successive estimates are based upon more complete source data, and may result in a faster or slower estimated pace of inflation-adjusted, or “real,” economic activity.

2 Schwab Tax-Free Bond Funds

From the President continued

U.S. bond sectors turned in mixed performances for the six months, as an improving U.S. economy and a possible resolution to the sovereign debt crisis faced by Greece helped convince investors to favor riskier assets.

troubled U.S. housing sector. In addition, the Fed revised its outlook regarding short-term interest rates in late January, forecasting that rates are likely to remain exceptionally low at least through late 2014.

This collective backdrop paved the way for mixed but generally modest returns for fixed-income securities. For example, the U.S. Agency sector of the Barclays Aggregate generated a 1.2% total return for the six months. The U.S. MBS sector returned 1.6%, primarily representing the performance of mortgage-backed securities issued by Ginnie Mae, Freddie Mac, and Fannie Mae. The U.S. Treasury sector provided a 2.4% return, benefiting from “safe haven” demand for Treasuries during September and December in particular, when financial markets experienced bouts of pronounced volatility.

Several bond sectors provided comparatively solid returns. Treasury Inflation-Protected Securities (TIPS) returned 4.5%. TIPS performed well due to slightly faster inflation, and from falling real yields driven partially by TIPS’ high credit-quality allure. The Corporate sector of the Barclays Aggregate generated a 5.3% total return. Corporate bonds—which are affected by interest rates and credit-related factors—benefitted from solid corporate profits and from investors’ heightened appetites for risk.

Municipal bonds performed even better still, returning 5.7% based on the performance of the Barclays Capital Municipal Bond Index. Early 2011 concerns about a substantial increase in municipal defaults failed to materialize, and municipalities improved their balance sheets. Favorable supply/demand dynamics also enhanced the performance of municipal securities, as new issuance slowed to an estimated $285 billion in 2011 from $430 billion in 2010.

For details about the characteristics, investment performances, and objectives of the Schwab Tax-Free Bond Funds, please read the pages that follow this letter.

We also encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab Tax-Free Bond Funds 3

Fund Management

Kenneth Salinger, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2008 and has worked in fixed-income and asset management since 1994.

John Shelton, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income asset management since that time.

4 Schwab Tax-Free Bond Funds

California State Investment Environment

California’s budget for fiscal 2012 (7/1/11-6/30/12) was signed by Governor Jerry Brown on June 30, 2011, resolving a budget gap originally projected at over $26 billion. To help close the final gap, the State Legislature added $4 billion to the revenue estimate, coupled with up to $2.5 billion of automatic cuts that would be triggered if the state later determined that the revenues were unlikely to be received. In December 2011, the state announced a projected revenue shortfall of $2.2 billion for the year which triggered $980 million of cuts to various programs. In addition, the Governor projected that some of the budgeted spending cuts may not be achieved, including some of the cuts to the state’s Medicaid program. Absent further corrective action, the state expects to end fiscal 2012 with a $4.1 billion deficit, which is equal to about 4.8% of annual spending.

On January 5, 2012, Governor Brown introduced his spending plan for fiscal 2013, which begins on July 1, 2012. The plan identified a projected budget gap of $9.2 billion, marking a significant improvement relative to the $26 billion deficit projected for the last budget. The Governor’s plan closes the gap with $4.7 billion of new revenues, mostly by asking voters to pass temporary increases in personal income tax rates on higher income residents and the state sales tax; $4.2 billion of additional spending cuts; and $1.4 billion of other solutions. The tax initiative would not be considered until the November 2012 election and the budget proposes $5.4 billion of automatic reductions that would be implemented if the measure fails. The state’s school districts would feel the greatest impact of a failed tax initiative, with automatic cuts in state funding of over $4.3 billion, or 9% of proposed spending. School districts rely on state funds for nearly 60% of their operating revenues.

As in other states, many of the state’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. California’s recent budget cuts have had varying impacts on the credit quality of these issuers. While California school districts and community college districts receive, in aggregate, over 50% of their total funding from the state, their general obligation bonds are secured by dedicated local property tax levies. While many local property tax bases have been stable, the areas that experienced the most development in recent years have reported substantial tax base declines. Most counties have responded to state cuts in health and social service programs by passing the cuts on to their clients. Through the report period, San Diego, Los Angeles, and Santa Clara Counties maintained their strong financial profiles, making their own budget reductions in response to state cuts and still weak local revenue growth. Both Fitch and Moody’s downgraded Riverside County’s ratings within the last six months to AA- and Aa3, respectively, on tax base contraction and use of reserves. California’s cities continue to face weakness in sales, business, and property taxes while struggling to maintain public safety programs and keep up with pension commitments. S&P maintains a negative outlook on San Francisco City and County’s AA rating, reflecting ongoing budget imbalances and weakened reserves.

In contrast, California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the Los Angeles Department of Water and Power, St. Joseph Health System, and Kaiser Permanente are generally insulated from the state’s financial difficulties as they pay off their bonds with revenues received from the services they provide to customers.

California’s economy is emerging from a deep and long recession, the sharpest since the Great Depression. The state gained 126,100 jobs from January 2011 to January 2012, a 0.9% increase, which marks a significant improvement relative to the 148,000 jobs lost in 2010. However, California’s unemployment rate was still very high at 10.9% in January 2012, though down from 12.1% in January 2011. It was tied with Rhode Island for the second highest state unemployment rate in the country, behind only Nevada, and well above the national average of 8.3%.

Despite its diversified economy and high wealth indicators, California remains a weak investment-grade credit due primarily to its ongoing structural budget problems. As of the end of the report period, the state’s general obligation ratings were A1 from Moody’s Investors Service and A- from Fitch Ratings and Standard & Poor’s Corp.

Schwab Tax-Free Bond Funds 5

Schwab Tax-Free Bond Fund™

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3

Fund and Inception Date	6 months	1 Year	5 Years	10 Years

Fund: Schwab Tax-Free Bond Fundtm (9/11/92)	4.64%	10.58%	5.43%	5.10%
Barclays Capital 7-Year Municipal Bond Index	4.07%	10.57%	6.46%	5.42%
Fund Category: Morningstar Municipal National Intermediate Bond	4.82%	10.30%	4.76%	4.39%

Fund Expense Ratios4: Net 0.49%; Gross 0.61%

 Yields

30-Day SEC Yield[1,3]	1.50%

30-Day SEC Yield-No Waiver[1,5]	1.41%

Taxable-Equivalent Yield[6]	2.30%

12-Month Distribution Yield[1,3]	4.44%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[7]

Fixed Rate Bonds	83.1%
Variable Rate Demand Obligations	4.4%
Refunded Bonds	4.1%
Put Bonds	3.1%
Floating Rate Notes	3.1%
Other	2.2%

By Credit Quality[8]

AAA	14.1%
AA	52.9%
A	25.8%
BBB	5.4%
Short-Term Ratings	0.9%
Unrated Securities	0.9%

Weighted Average Maturity[9]	6.2 Yrs
Weighted Average Duration[9]	5.7 Yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[8]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[9]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

6 Schwab Tax-Free Bond Funds

Schwab California Tax-Free Bond Fund™

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Returns1,2,3

Fund and Inception Date	6 months	1 Year	5 Years	10 Years

Fund: Schwab California Tax-Free Bond Fundtm (2/24/92)	4.99%	11.01%	4.67%	4.73%
Barclays Capital 7-Year Municipal Bond Index	4.07%	10.57%	6.46%	5.42%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	5.03%	10.45%	4.44%	4.07%

Fund Expense Ratios4: Net 0.49%; Gross 0.59%

 Yields

30-Day SEC Yield[1,3]	1.76%

30-Day SEC Yield-No Waiver[1,5]	1.66%

Taxable-Equivalent Yield[6]	2.98%

12-Month Distribution Yield[1,3]	3.08%

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[7]

Fixed Rate Bonds	76.6%
Variable Rate Demand Obligations	9.0%
Refunded Bonds	6.1%
Put Bonds	3.9%
Fixed Rate Notes	3.2%
Other	1.2%

By Credit Quality[8]

AAA	7.2%
AA	44.0%
A	42.0%
BBB	3.3%
Short-Term Ratings	1.9%
Unrated Securities	1.6%

Weighted Average Maturity[9]	5.8 Yrs
Weighted Average Duration[9]	5.5 Yrs

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.05%).
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[8]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[9]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

Schwab Tax-Free Bond Funds 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2011 and held through February 29, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/11	at 2/29/12	9/1/11–2/29/12

Schwab Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$1,046.40	$2.49
Hypothetical 5% Return	0.49%	$1,000	$1,022.43	$2.46

Schwab California Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$1,049.90	$2.50
Hypothetical 5% Return	0.49%	$1,000	$1,022.43	$2.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

8 Schwab Tax-Free Bond Funds

Schwab Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/11–		9/1/10–	9/1/09–	9/1/08–	9/1/07–	9/1/06–
	2/29/12*		8/31/11	8/31/10	8/31/09	8/31/08	8/31/07

Per-Share Data ($)

Net asset value at beginning of period	11.62		11.72	11.12	10.80	10.75	11.10

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.31	0.31	0.39	0.45	0.44
Net realized and unrealized gains (losses)	0.38		0.06	0.72	0.32	0.05	(0.35)

Total from investment operations	0.53		0.37	1.03	0.71	0.50	0.09
Less distributions:
Distributions from net investment income	(0.15)		(0.31)	(0.31)	(0.39)	(0.45)	(0.44)
Distributions from net realized gains	(0.06)		(0.16)	(0.12)	—	—	—

Total distributions	(0.21)		(0.47)	(0.43)	(0.39)	(0.45)	(0.44)

Net asset value at end of period	11.94		11.62	11.72	11.12	10.80	10.75

Total return (%)	4.64	[1]	3.34	9.43	6.80	4.79	0.82

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[2]	0.49	0.49	0.49	0.48	0.59
Gross operating expenses	0.59	[2]	0.61	0.63	0.66	0.69	0.70
Net investment income (loss)	2.59	[2]	2.74	2.71	3.60	4.21	4.03
Portfolio turnover rate	45	[1]	128	122	211	199	29
Net assets, end of period ($ x 1,000,000)	604		484	446	251	108	93

* Unaudited.

1 Not annualized
2 Annualized.

See financial notes 9

 Schwab Tax-Free Bond Fund

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

94.2%		Fixed-Rate Obligations	536,630,555	569,191,189
7.3%		Variable-Rate Obligations	43,905,405	43,933,549

101.5%		Total Investments	580,535,960	613,124,738
(1	.5)%	Other Assets and Liabilities, Net		(8,892,089)

100.0%		Net Assets		604,232,649

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 94.2% of net assets

ALABAMA 0.6%
Birmingham
GO Refunding Warrants Series 2010A	5.00%	02/01/18		1,260,000	1,506,746
Camden IDB
Facilities RB (Weyerhaeuser) Series 2003A	6.13%	12/01/24	(b)(h)	1,725,000	1,898,811
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15	(a)	250,000	286,290

					3,691,847

ARIZONA 2.2%
Glendale IDA
RB (Midwestern Univ) Series 2010	4.00%	05/15/12		500,000	502,650
RB (Midwestern Univ) Series 2010	5.00%	05/15/15		415,000	455,765
Maricopa Cnty IDA
Health Facility RB (Catholic Healthcare West) Series 2009B	5.00%	07/01/25	(b)(f)	3,000,000	3,043,560
Payson USD No.10
School Improvement Bonds Series 2008B	5.75%	07/01/28	(b)(f)	1,375,000	1,563,224
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%	07/01/13		75,000	79,504
Pima Cnty Metropolitan Domestic Water Improvement District
Sr Lien Water Refunding RB Series 2009	3.50%	01/01/18		85,000	94,443
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/14		615,000	663,345
Hospital RB Series 2009	5.00%	07/01/15		170,000	186,252
Hospital RB Series 2009	5.50%	07/01/16		350,000	394,128
Hospital RB Series 2009	6.00%	07/01/18		500,000	585,460
Hospital RB Series 2009	5.75%	07/01/19		350,000	405,111
Hospital RB Series 2011	5.00%	07/01/19		2,050,000	2,273,552
Hospital RB Series 2011	5.00%	07/01/20		1,370,000	1,516,152
Yavapai Cnty IDA
Hospital Refunding RB (Northern Arizona Healthcare) Series 2011	3.00%	10/01/13		600,000	619,722
Hospital Refunding RB (Northern Arizona Healthcare) Series 2011	4.00%	10/01/14		1,000,000	1,072,820

					13,455,688

ARKANSAS 0.1%
Pulaski Cnty
Hospital Refunding RB (Arkansas Children’s Hospital) Series 2010	3.00%	03/01/12		565,000	565,000

10 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

CALIFORNIA 15.5%
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955,000	1,155,512
California
GO Bonds	5.00%	11/01/32	(b)	1,240,000	1,347,892
Various Purpose GO Refunding Bonds	5.00%	10/01/21		1,000,000	1,211,640
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(f)	750,000	881,850
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21		750,000	883,553
California Health Facilities Financing Auth
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	4.00%	02/01/16	(a)(f)	2,475,000	2,650,403
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.50%	02/01/21	(a)	375,000	431,018
RB (Children’s Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(b)(f)	1,850,000	2,141,726
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27	(b)(f)	2,055,000	2,390,458
RB (Sanford Consortium) Series 2010A	5.00%	05/15/28	(b)(f)	2,110,000	2,439,350
California Municipal Finance Auth
RB (Southwestern Law School) Series 2011	6.50%	11/01/41	(b)	1,365,000	1,441,986
California Public Works Board
Lease RB Series 2009I1	6.63%	11/01/34	(b)(f)	2,000,000	2,328,800
California Statewide Communities Development Auth
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13	(f)	4,000,000	4,231,600
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	(f)	2,130,000	2,303,595
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,045,000
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(f)(h)	2,010,000	2,129,595
Irvine Ranch Water District
Refunding COP Series 2010	5.00%	03/01/24	(b)	325,000	380,939
Jefferson UHSD
GO Bonds Series 2006D	0.00%	08/01/37	(b)(g)	5,095,000	867,067
GO Bonds Series 2006D	0.00%	08/01/39	(b)(g)	6,450,000	926,413
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/16		1,935,000	2,204,720
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19		4,245,000	4,876,104
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2009A	5.00%	04/01/17		1,375,000	1,609,190
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/16		1,050,000	1,173,228
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/17		1,100,000	1,244,375
Lease RB (Capital Equipment) Series 2009C	5.00%	09/01/18		800,000	956,120
Lease RB (Capital Equipment) Series 2009C	4.50%	09/01/19		1,050,000	1,191,844
Lease RB (Real Property) Series 2009E	5.13%	09/01/27	(b)	1,590,000	1,733,752
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	2,000,000	2,241,100
Ohlone Community College District
GO Bonds Series 2010A	5.00%	08/01/31	(b)	1,000,000	1,114,210
Palo Alto
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	3.00%	09/02/18		385,000	388,858
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	4.00%	09/02/19		480,000	509,011
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	4.00%	09/02/21		400,000	409,852
Palomar Pomerado Health
COP 2010	5.25%	11/01/21	(b)	810,000	868,101
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/22	(b)	360,000	437,220
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32	(b)	3,530,000	3,903,297
Roseville
Special Tax Refunding RB Series 2010	4.00%	09/01/16		1,000,000	1,054,610

See financial notes 11

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
San Bernardino Cnty Transportation Auth
Limited Sales Tax Revenue Notes Series 2009A	4.00%	05/01/12		2,500,000	2,514,650
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18		2,265,000	2,398,386
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31	(g)	2,000,000	786,360
GO Bonds Series 2010C	0.00%	07/01/32	(g)	1,500,000	552,015
GO Bonds Series 2010C	0.00%	07/01/33	(g)	1,000,000	343,130
GO Bonds Series 2010C	0.00%	07/01/34	(g)	1,750,000	561,243
GO Bonds Series 2010C	0.00%	07/01/35	(g)	1,300,000	388,193
San Jose-Evergreen Community College District
GO Bonds Series A	5.00%	08/01/41	(b)	3,000,000	3,342,420
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	3.00%	09/01/14	(e)	1,680,000	1,750,762
GO Refunding Bonds Series 2012	3.00%	09/01/15	(e)	1,730,000	1,822,399
GO Refunding Bonds Series 2012	4.00%	09/01/18	(e)	1,885,000	2,115,630
GO Refunding Bonds Series 2012	5.00%	09/01/20	(e)	2,195,000	2,603,007
Santa Cruz High SD
GO Refunding Bonds Series 2005	5.00%	08/01/29	(b)	5,180,000	5,334,882
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/31	(b)	2,440,000	2,776,232
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	3.00%	10/01/21		490,000	527,617
RB (Marin Cnty Sanitary District No. 5) Series 2012	5.00%	10/01/31	(b)	1,155,000	1,338,645
Turlock Irrigation District
Sub Refunding RB Series 2011	5.00%	01/01/31	(b)	2,155,000	2,313,759
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,343,420
Woodland Finance Auth
Water RB Series 2011	6.00%	03/01/41	(b)	1,500,000	1,729,530

					93,646,269

COLORADO 0.2%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%	10/01/14	(f)	550,000	612,277
RB (Catholic Health Initiatives) Series 2008D1	6.00%	10/01/23	(b)(f)	250,000	301,545

					913,822

CONNECTICUT 1.8%
New Haven
GO Bonds Series 2011A	5.00%	03/01/15		1,260,000	1,395,841
GO Refunding Bonds Series 2010B	4.00%	11/01/12		2,000,000	2,047,760
GO Refunding Bonds Series 2010B	4.00%	11/01/13		1,000,000	1,058,830
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16		705,000	772,328
GO Refunding Bonds 2011	4.00%	08/01/17		1,505,000	1,739,419
GO Refunding Bonds 2011	4.00%	08/01/18		1,575,000	1,832,386
GO Refunding Bonds 2011	4.00%	08/01/19		500,000	585,770
GO Refunding Bonds 2011	4.00%	08/01/20	(b)	200,000	229,316
GO Refunding Bonds 2011	3.00%	08/01/21	(b)	630,000	663,377
GO Refunding Bonds 2011	3.13%	08/01/22	(b)	275,000	289,787

					10,614,814

DELAWARE 0.4%
Delaware Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29	(b)	2,090,000	2,221,607

DISTRICT OF COLUMBIA 0.6%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(b)(f)	650,000	777,569
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30	(b)	1,460,000	1,693,644

12 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%	10/01/17		50,000	57,875
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(f)	825,000	999,322

					3,528,410

FLORIDA 7.8%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008D1	6.25%	12/01/18		500,000	593,420
Coral Gables Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2004	5.00%	08/15/34	(b)(f)(h)	1,300,000	1,447,342
Escambia Cnty
Solid Waste Disposal RB (Gulf Power) First Series 2009	2.00%	04/01/39	(b)	500,000	500,620
Florida Ports Financing Commission
Refunding RB (State Transportation Trust Fund-Intermodal Program) Series 2011A	5.00%	10/01/28	(b)	1,500,000	1,731,780
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2008A	6.10%	11/15/37	(b)(f)	1,000,000	1,087,800
Hillsborough Cnty School Board
Refunding COP (Master Lease Program) Series 2010A	3.00%	07/01/12		585,000	589,797
Refunding COP (Master Lease Program) Series 2010A	5.00%	07/01/24	(b)	4,000,000	4,537,880
Refunding COP (Master Lease Program) Series 2012A	5.00%	07/01/29	(b)(e)	2,000,000	2,248,960
Jacksonville Electric Auth
Electric System RB Series Three 2010A	3.00%	10/01/13		295,000	307,340
Electric System Sub RB Series 2012A	4.00%	10/01/25	(b)	1,670,000	1,811,415
Electric System Sub RB Series 2012A	4.00%	10/01/31	(b)	2,000,000	2,033,480
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		200,000	239,706
Miami-Dade Cnty
Aviation RB (Miami Int’l Airport) Series 2010A	5.00%	10/01/20		500,000	581,650
Aviation RB (Miami Int’l Airport) Series 2010A	5.50%	10/01/26	(b)	4,750,000	5,455,755
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2007A	5.00%	04/01/31	(b)	2,000,000	2,125,840
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(f)	1,100,000	1,257,663
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/13		800,000	823,416
RB (Nemours Foundation) Series 2009A	4.00%	01/01/14		300,000	318,342
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440,000	478,694
RB (Nemours Foundation) Series 2009A	4.00%	01/01/16		625,000	690,919
RB (Nemours Foundation) Series 2009A	4.00%	01/01/17		560,000	628,214
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		300,000	355,932
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545,000	646,479
Orange Cnty School Board
COP Series 2012A	5.00%	08/01/17	(e)	500,000	575,390
COP Series 2012A	5.00%	08/01/18	(e)	500,000	579,670
Orlando Utilities Commission
Water & Electric RB Series 1996A	3.75%	10/01/23	(b)	1,900,000	1,994,126
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009	5.25%	10/01/18	(a)	2,200,000	2,689,808
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		75,000	87,496
Port St. Lucie
Refunding COP Series 2008	5.00%	09/01/13		845,000	894,830
Water & Sewer Special Assessment Refunding Bonds Series 2011A	1.25%	09/01/12		225,000	225,218
Water & Sewer Special Assessment Refunding Bonds Series 2011A	1.50%	09/01/13		585,000	588,533
Water & Sewer Special Assessment Refunding Bonds Series 2011A	1.75%	09/01/14		575,000	578,778
Tampa
Health System RB (Catholic Health East) Series 2010	5.00%	11/15/15		1,310,000	1,468,130
Sales Tax Refunding RB Series 2010	5.00%	10/01/15		605,000	683,559
Sales Tax Refunding RB Series 2010	4.00%	10/01/20		535,000	612,548
Sales Tax Refunding RB Series 2010	5.00%	10/01/21	(b)	490,000	598,790
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18		1,250,000	1,526,325
Tohopekaliga Water Auth
Utility System Refunding RB Series 2011A	5.75%	10/01/30	(b)	2,000,000	2,428,640

See financial notes 13

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Utility System Refunding RB Series 2011A	5.75%	10/01/31	(b)	950,000	1,144,009

					47,168,294

GEORGIA 1.2%
Dawson Cnty SD
GO School Bonds Series 2010	3.00%	02/01/13	(f)	600,000	615,138
DeKalb Private Hospital Auth
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%	11/15/16		105,000	123,211
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.25%	11/15/39	(b)	300,000	325,020
Fulton Cnty Development Auth
RB (Georgia State Univ-Student Recreation Center) Series 2011	5.00%	10/01/15		825,000	927,514
RB (Georgia State Univ-Student Recreation Center) Series 2011	5.00%	10/01/17		500,000	589,690
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(b)(f)	2,130,000	2,136,070
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	4.00%	08/01/19		250,000	283,333
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/21	(b)	95,000	110,267
Private Colleges & Universities Auth
RB (Mercer Univ) Series 2012A	5.25%	10/01/27	(b)	2,000,000	2,165,700

					7,275,943

HAWAII 2.1%
Hawaii
GO Bonds Series 2004DD	5.00%	05/01/19	(b)	2,275,000	2,504,047
GO Bonds Series 2011DZ	5.00%	12/01/21		3,500,000	4,424,875
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26	(b)	2,215,000	2,407,616
Honolulu
GO Bonds Series 2011A	5.25%	08/01/30	(b)	2,000,000	2,397,180
GO Bonds Series 2011A	5.25%	08/01/31	(b)	1,000,000	1,195,850

					12,929,568

IDAHO 0.9%
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19	(f)	1,965,000	2,215,734
GO Refunding Bonds Series 2011B	4.00%	08/15/21		1,885,000	2,181,605
GO Refunding Bonds Series 2011B	4.00%	08/15/22		1,000,000	1,162,070

					5,559,409

ILLINOIS 2.5%
Arlington Heights Park District
GO Refunding Park Bonds Series 2010B	2.00%	12/01/12		705,000	713,523
GO Refunding Park Bonds Series 2010B	2.00%	12/01/15		200,000	206,352
Chicago
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/17		1,000,000	1,148,140
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/18		1,200,000	1,393,320
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/19		750,000	876,127
Chicago Park District
GO Limited Tax Park Bonds Series 2010A	5.00%	01/01/25	(b)	475,000	557,085
Illinois
GO Refunding Bonds Series February 2010	5.00%	01/01/18		2,375,000	2,709,970
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/14		200,000	219,684
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/20		400,000	493,864
Illinois Finance Auth
Refunding RB (Alexian Brothers Health) Series 2010	4.00%	02/15/13		2,000,000	2,049,360
Railsplitter Tobacco Settlement Auth
Tobacco Settlement RB Series 2010	4.00%	06/01/13		50,000	51,924
Will Cnty Forest Preserve District
Unlimited Tax GO Refunding Bonds Series 2012	5.00%	12/15/23		2,405,000	2,998,338

14 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Unlimited Tax GO Refunding Bonds Series 2012	5.00%	12/15/24		1,500,000	1,870,680

					15,288,367

INDIANA 1.3%
Indiana Finance Auth
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/15		1,370,000	1,436,294
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/16		1,430,000	1,502,186
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	5.13%	08/15/27	(b)	1,000,000	996,270
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19		945,000	1,168,871
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1	1.50%	11/15/36	(b)	2,500,000	2,541,600

					7,645,221

IOWA 0.6%
Iowa
Special Obligation Bonds (Prison Infrastructure Fund) Series 2010	5.00%	06/15/25	(b)	950,000	1,138,337
Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2010	4.00%	12/01/12		1,000,000	1,028,120
Private College Facility RB (Grinnell College) Series 2010	4.00%	12/01/13		1,500,000	1,595,100

					3,761,557

KANSAS 0.5%
Kansas Development Finance Auth
Health Facilities RB (Hays Medical Center) Series 2010Q	3.00%	05/15/13		100,000	102,139
Hospital RB (Adventist Health/Sunbelt) Series 2009D	3.50%	11/15/12		180,000	184,068
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/14		50,000	55,629
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15		185,000	210,759
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012B	4.00%	09/01/20		365,000	399,620
Health Facilities RB (Olathe Medical Center) Series 2012B	4.00%	09/01/21		325,000	353,626
Health Facilities RB (Olathe Medical Center) Series 2012B	5.00%	09/01/24	(b)	490,000	560,393
Wichita
Hospital Facilities Refunding RB (Via Christi Health) Series 2009-IIIA	4.50%	11/15/12		340,000	347,970
Hospital Facilities Refunding RB (Via Christi Health) Series 2009X	5.25%	11/15/24	(b)	890,000	992,315

					3,206,519

KENTUCKY 0.4%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18		1,000,000	1,174,590
Kentucky State Property & Buildings Commission
Refunding RB (Project No. 100) Series A	5.00%	08/01/20		1,210,000	1,476,986

					2,651,576

LOUISIANA 0.4%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/12		2,610,000	2,643,539

MARYLAND 0.6%
Howard Cnty
Consolidated Public Improvement Refunding Bonds Series 2011B	4.00%	08/15/28	(b)	2,625,000	2,852,981
Maryland Community Development Admin
Housing RB Series 1996A	5.88%	07/01/16	(b)	80,000	80,071
Prince George’s Cnty
COP Series 2011	5.00%	10/01/30	(b)	800,000	912,344

					3,845,396

MASSACHUSETTS 3.3%
Chatham
GO Refunding Bonds	4.00%	07/01/13		285,000	299,059

See financial notes 15

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Refunding Bonds	4.00%	07/01/14		60,000	64,856
GO Refunding Bonds	5.00%	07/01/16		250,000	295,923
GO Refunding Bonds	5.00%	07/01/17		245,000	297,795
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/31	(b)(f)(h)	6,700,000	7,460,249
Assessment Bonds Series 2005A	5.00%	07/01/14	(h)	535,000	592,614
Assessment Bonds Series 2005A	5.00%	07/01/14		315,000	348,847
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/31		2,795,000	3,562,507
Massachusetts Development Finance Agency
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/12		70,000	70,638
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		325,000	344,172
RB (Tufts Medical Center) Series 2011I	4.00%	01/01/13		700,000	714,294
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/14		915,000	965,709
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17		1,000,000	1,103,780
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18		885,000	979,376
Massachusetts Health & Educational Facilities Auth
RB (Northeastern Univ) Series 2008T3	2.70%	10/01/37	(b)	2,000,000	2,072,900
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20	(h)	725,000	867,724

					20,040,443

MICHIGAN 2.9%
Delta Cnty Economic Development Corp
Environmental Improvement Refunding RB (MeadWestvaco-Escanaba Paper) Series 2002A	6.25%	04/15/27	(b)(h)	1,000,000	1,006,770
Grand Rapids
Sewer System Refunding RB Series 2010	5.00%	01/01/25		950,000	1,163,465
Sewer System Refunding RB Series 2010	5.00%	01/01/26		1,245,000	1,526,582
Sewer System Refunding RB Series 2010	5.00%	01/01/27		1,950,000	2,398,012
Michigan
Refunding Bonds (State Trunk Line Fund) Series 2009	5.00%	11/01/22	(b)	2,700,000	3,208,950
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	4.00%	12/01/13		1,000,000	1,061,960
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15		1,000,000	1,152,790
Michigan State Hospital Finance Auth
Refunding & Project RB (Ascension Health) Series 2010F4	1.35%	11/15/47	(b)	2,925,000	2,956,268
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15		1,500,000	1,742,955
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19	(b)	1,000,000	1,013,210

					17,230,962

MINNESOTA 1.9%
Minneapolis & St. Paul Housing & Redevelopment Auth
Health Care Facilities RB (Children’s Health Care) Series 2010A	3.00%	08/15/12		75,000	75,677
Health Care Facilities RB (Children’s Hospitals & Clinics) Series 2004A1	3.00%	08/15/12		300,000	303,216
Olmsted Cnty
GO Crossover Refunding Bonds Series 2012A	4.00%	02/01/23	(b)	2,100,000	2,486,043
Shakopee ISD No. 720
GO Crossover Refunding Bonds Series 2012A	4.00%	02/01/19		840,000	970,704
GO Crossover Refunding Bonds Series 2012A	4.00%	02/01/20		2,000,000	2,310,100
GO Crossover Refunding Bonds Series 2012A	5.00%	02/01/21		1,000,000	1,252,860
St. Paul Housing & Redevelopment Auth
Health Care RB (Gillette Children’s Specialty Healthcare) Series 2010	3.00%	02/01/13		240,000	242,400
University of Minnesota
GO Bonds Series 2011D	5.00%	12/01/20		220,000	277,702
GO Bonds Series 2011D	5.00%	12/01/21		475,000	602,442
GO Bonds Series 2011D	5.00%	12/01/30	(b)	2,460,000	2,957,953

					11,479,097

MISSISSIPPI 0.4%
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25	(b)	2,490,000	2,679,439

16 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

MISSOURI 1.1%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%	08/01/13	(f)	1,550,000	1,621,827
Hanley Road & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/25	(b)(h)	1,260,000	1,294,789
Missouri Health & Educational Facilities Auth
Health Facilities RB (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011	3.00%	12/01/12		1,150,000	1,167,135
Health Facilities RB (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011	5.00%	12/01/15		1,000,000	1,113,640
St. Charles SD
GO Refunding Bonds Series 2011	4.00%	03/01/17		1,400,000	1,601,698

					6,799,089

NEBRASKA 0.1%
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19		425,000	513,753

NEVADA 2.2%
Clark Cnty
Airport Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15		1,115,000	1,236,390
Airport System Jr Sub Lien Revenue Notes Series 2010E2	5.00%	07/01/12		2,000,000	2,028,200
Airport System RB Sr Series 2010D	5.00%	07/01/17		1,000,000	1,176,690
Airport System RB Sr Series 2010D	5.00%	07/01/18		1,920,000	2,285,549
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18	(b)	340,000	383,200
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18		5,375,000	6,345,510

					13,455,539

NEW HAMPSHIRE 0.7%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		305,000	381,284
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38	(b)	600,000	679,518
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38	(b)	1,400,000	1,518,244
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28	(b)	1,500,000	1,593,510

					4,172,556

NEW JERSEY 7.2%
Bergen Cnty
GO Bonds Series 2011A	2.25%	12/01/21		1,975,000	2,011,439
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15	(f)	430,000	462,306
General Improvement Refunding Bonds	3.00%	12/01/16		320,000	353,773
General Improvement Refunding Bonds	3.00%	12/01/17		285,000	318,231
General Improvement Refunding Bonds	4.00%	12/01/18		400,000	472,008
Gloucester Cnty Improvement Auth
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/17		425,000	483,960
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/18		465,000	529,640
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/19		485,000	551,978
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/20		510,000	579,564
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/21		455,000	516,184
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/22		480,000	538,771
Kearny
GO Refunding Bonds Series 2011	2.00%	01/15/13		2,355,000	2,370,684
GO Refunding Bonds Series 2011	3.00%	01/15/14		2,110,000	2,167,075
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/14		215,000	232,697
Refunding RB Series 2011	4.00%	09/01/15		1,000,000	1,108,420
Refunding RB Series 2011	4.00%	09/01/16		150,000	170,271

See financial notes 17

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Refunding RB Series 2011	4.00%	09/01/17		1,620,000	1,870,501
Middlesex Cnty
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/18		1,150,000	1,270,727
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	3.00%	06/15/19		1,020,000	1,056,475
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/20		1,000,000	1,093,490
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/21		565,000	614,262
Middlesex Cnty Improvement Auth
Capital Equipment RB Series 2010	3.00%	09/15/14		2,935,000	3,108,400
Lease RB Series 2008	4.00%	12/15/15		415,000	464,646
Lease Refunding RB (Youth Detention Center) Series 2010	2.00%	07/01/14		430,000	444,263
Lease Refunding RB (Youth Detention Center) Series 2010	3.00%	07/01/16		225,000	245,786
Refunding RB (Open Space Trust Fund) Series 2011	3.00%	09/15/16		1,520,000	1,673,398
Refunding RB (Open Space Trust Fund) Series 2011	4.00%	09/15/21		625,000	718,325
Monmouth Cnty Improvement Auth
Governmental Loan RB (Atlantic Highlands) Series 2010	3.00%	02/01/13		245,000	251,022
Governmental Loan RB Series 2008	5.25%	12/01/18		85,000	106,719
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/29	(b)	150,000	165,110
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19		135,000	153,626
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16		920,000	1,078,047
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19		2,500,000	3,021,150
New Jersey Health Care Facilities Financing Auth
Refunding RB (Atlantic Health) Series 1997A	6.00%	07/01/12	(f)(h)	2,000,000	2,037,200
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15		10,000	11,632
Transportation System Bonds Series 2011A	5.13%	06/15/29	(b)	1,000,000	1,143,070
Transportation System Bonds Series 2011B	5.50%	06/15/31	(b)	1,150,000	1,344,706
Passaic Cnty
Refunding Bonds Series 2011	2.00%	05/01/12		1,210,000	1,212,432
Refunding Bonds Series 2011	5.00%	05/01/13		2,450,000	2,568,090
Refunding Bonds Series 2011	5.00%	05/01/17		4,180,000	4,882,783
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/12		75,000	76,396
General Improvement Refunding Bonds	4.00%	09/01/13		125,000	131,924

					43,611,181

NEW MEXICO 0.7%
Albuquerque
Sub Lien Airport Refunding RB Series 2008E	5.00%	07/01/12	(f)	1,150,000	1,166,296
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19		500,000	584,565
GO Refunding Bonds Series 2010	4.00%	02/01/20		105,000	122,454
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		500,000	562,370
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10,000	11,606
Santa Fe
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18	(e)	735,000	846,404
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/19	(e)	1,000,000	1,154,540

					4,448,235

NEW YORK 8.5%
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18		360,000	420,743
GO Refunding Bonds Series 2010B	4.00%	12/01/19		125,000	146,059
Long Island Power Auth
Electric System General RB Series 2011A	5.00%	05/01/38	(b)	3,500,000	3,768,730
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15		320,000	368,445
Dedicated Tax Fund Refunding Bonds Series 2011A	4.00%	11/15/13		1,000,000	1,062,130
Transportation RB Series 2011A	5.00%	11/15/21		2,500,000	2,975,725
Transportation Refunding RB Series 2011C	5.00%	11/15/27	(b)	5,000,000	5,758,350

18 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145,000	178,244
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/16	(b)(h)	60,000	61,357
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17	(b)	3,090,000	3,531,067
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2012 Series CC	5.00%	06/15/45	(b)	2,500,000	2,753,700
Water & Sewer System RB Fiscal 2012 Series DD	4.00%	06/15/18	(b)	2,500,000	2,836,500
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16		3,000,000	3,427,350
Future Tax Secured Sub RB Fiscal 2010 Series I-2	5.00%	11/01/18		900,000	1,107,765
Future Tax Secured Sub RB Fiscal 2010 Series I-2	5.00%	11/01/20	(b)	700,000	863,807
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35	(b)	5,000,000	5,589,750
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		750,000	868,380
Mental Health Services Facilities RB Series 2010A	4.00%	02/15/13		950,000	983,126
RB (Cornell Univ) Series 1990B	5.00%	07/01/18		80,000	98,454
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/15		1,000,000	1,122,340
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/19		1,370,000	1,618,929
RB (State Univ Educational Facilities) Series 2012A	5.00%	05/15/24	(b)	3,000,000	3,641,040
RB (State Univ Educational Facilities) Series 2012A	5.00%	05/15/27	(b)	500,000	592,560
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000,000	3,648,300
New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/16		505,000	567,670
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%	04/01/16		1,590,000	1,854,242
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/17		750,000	854,625
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17		570,000	699,116

					51,398,504

NORTH CAROLINA 1.2%
Durham Cnty
COP Series 2009A	4.00%	06/01/18		1,800,000	2,034,936
North Carolina
Limited Obligation Refunding Bonds Series 2011B	5.00%	11/01/23	(b)	500,000	613,365
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28	(b)	1,500,000	1,581,195
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/15		915,000	957,758
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/17		990,000	1,044,579
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	3.50%	01/01/18		120,000	123,504
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17		525,000	608,674

					6,964,011

OHIO 3.0%
Bowling Green State Univ
General Receipts Bonds Series 2010A	2.00%	06/01/12		125,000	125,497
General Receipts Bonds Series 2010A	3.00%	06/01/13		170,000	175,306
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/14		585,000	611,963
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15		580,000	608,078
Cleveland
Airport System RB Series 2012A	5.00%	01/01/29	(b)	3,320,000	3,576,105
Columbus
Unlimited Tax GO Bonds Series 2011A	5.00%	07/01/18		2,000,000	2,472,340
Ohio
Capital Facilities Lease Appropriation Bonds Series A	5.00%	04/01/31	(b)(e)	1,000,000	1,128,190
Capital Facilities Lease-Appropriation Bonds Series A	5.00%	04/01/28	(b)(e)	1,955,000	2,252,277
Ohio Water Development Auth
RB (Water Pollution Control Loan Fund) Series 2010	5.00%	12/01/23	(b)	2,235,000	2,704,529
RB (Water Pollution Control Loan Fund) Series 2010A	5.00%	12/01/24	(b)	1,400,000	1,679,706
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18		1,100,000	1,277,903

See financial notes 19

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
General Receipts Bonds Series 2011B	5.00%	06/01/30	(b)	1,000,000	1,095,970
Westerville
GO Limited Tax Bonds Series 2010	4.00%	12/01/18		365,000	430,707

					18,138,571

OKLAHOMA 0.1%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(f)	695,000	802,829

OREGON 0.8%
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	600,000	612,624
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2011C	5.00%	10/01/21		800,000	958,016
RB (Providence Health & Services) Series 2011C	5.00%	10/01/22	(b)	500,000	590,415
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21		2,000,000	2,366,640

					4,527,695

PENNSYLVANIA 3.3%
Beaver Cnty Hospital Auth
RB (Heritage Valley Health) Series 2012	3.00%	05/15/13		500,000	513,105
RB (Heritage Valley Health) Series 2012	5.00%	05/15/16		1,000,000	1,137,810
RB (Heritage Valley Health) Series 2012	5.00%	05/15/17		1,635,000	1,893,298
Lehigh Cnty General Purpose Auth
Hospital RB (St Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/33	(b)(h)	1,900,000	2,040,315
Pennsylvania
COP (Dept of Corrections) Series 2010A	3.00%	04/01/18		620,000	655,278
COP (Dept of Corrections) Series 2010A	3.05%	10/01/18		1,580,000	1,676,680
COP (Dept of Corrections) Series 2010A	3.30%	10/01/19		955,000	1,017,591
COP (Dept of Corrections) Series 2010A	3.50%	04/01/20		465,000	497,387
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Waste Management) Series 2006	2.75%	09/01/13		2,000,000	2,053,700
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/18		2,000,000	2,437,940
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/20		1,070,000	1,315,565
Philadelphia
GO Refunding Bonds Series 2008A	5.25%	12/15/19	(b)	4,080,000	4,797,631

					20,036,300

PUERTO RICO 2.5%
Puerto Rico
Public Improvement Refunding Bonds Series 2006A	5.00%	07/01/16		850,000	931,404
Puerto Rico Electric Power Auth
Power RB Series DDD	5.00%	07/01/19		1,555,000	1,782,217
Power RB Series LL	5.50%	07/01/19		2,240,000	2,641,050
Power RB Series NN	5.50%	07/01/20		1,500,000	1,769,460
Power RB Series ZZ	5.25%	07/01/23	(b)	1,900,000	2,157,260
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.75%	08/01/37	(b)	5,000,000	5,555,850

					14,837,241

SOUTH CAROLINA 0.5%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22		320,000	404,544
Refunding RB Series 2010B	5.00%	03/01/23		495,000	631,863
Medical Univ Hospital Auth
Hospital Facilities Refunding RB Series 2002A	6.50%	08/15/32	(b)(f)(h)	2,000,000	2,056,220

					3,092,627

20 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

SOUTH DAKOTA 0.8%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/12		220,000	221,320
RB Series 2011	3.00%	06/01/13		300,000	308,418
RB Series 2011	3.00%	06/01/15		620,000	654,937
RB Series 2011	3.00%	06/01/16		615,000	657,447
RB Series 2011	3.50%	06/01/19		240,000	263,803
RB Series 2011	4.00%	06/01/20	(b)	470,000	521,663
RB Series 2011	4.00%	06/01/21	(b)	905,000	994,351
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17		950,000	1,096,167

					4,718,106

TENNESSEE 0.6%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%	12/01/14		70,000	73,120
Electric System Sub Refunding RB Series 2010	5.00%	12/01/14		900,000	1,003,491
Refunding Bonds Series 2011	5.00%	05/01/20		2,000,000	2,478,260

					3,554,871

TEXAS 6.9%
Arlington ISD
Unlimited Tax GO Bonds Series 2011A	5.00%	02/15/36	(a)(b)(f)	3,650,000	4,096,723
Beaumont ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/33	(a)(b)(f)	2,315,000	2,685,678
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/36	(a)(b)(f)	1,900,000	2,153,099
Burkburnett ISD
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	250,000	253,180
Collin Cnty
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	4.00%	02/15/19		695,000	808,681
Conroe ISD
Unlimited Tax Bonds Series 2011	5.00%	02/15/30	(a)(b)	1,380,000	1,594,880
Dallas-Fort Worth
Jt Refunding RB Series 2012B	5.00%	11/01/22	(b)(e)	1,630,000	1,917,597
Del Valle ISD
Unlimited Tax Refunding Bonds Series 2010	4.00%	02/01/13	(a)	250,000	258,590
El Paso
Water & Sewer Refunding RB Series 2008C	5.00%	03/01/19	(b)	400,000	478,384
Ferris ISD
Unlimited Tax Refunding Bonds Series 2011	2.00%	08/15/17	(a)	345,000	363,237
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/18	(a)	250,000	268,648
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/19	(a)(b)	340,000	355,688
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		100,000	119,850
Fort Worth
Combination Tax & Parking Revenue GO Bonds Series 2009	4.45%	03/01/18	(c)	1,880,000	2,116,767
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009B2	5.00%	12/01/41	(b)	1,000,000	1,053,710
Houston Community College System
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/16		500,000	585,630
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/17		500,000	602,685
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/18		1,000,000	1,223,810
Katy ISD
Refunding Bonds Series 2010A	4.00%	02/15/13	(a)	1,050,000	1,087,632
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		660,000	768,088
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%	09/15/18		150,000	168,249
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20		1,750,000	2,066,732
Midland ISD
Unlimited Tax Refunding Bonds Series 2011	5.00%	02/15/18	(a)	625,000	764,081
Unlimited Tax Refunding Bonds Series 2011	4.00%	02/15/20	(a)	960,000	1,126,541

See financial notes 21

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21		500,000	599,865
Plano
GO Refunding RB Series 2011	5.00%	09/01/21		750,000	939,900
Rockwall ISD
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/20	(a)	185,000	229,567
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/22	(a)(b)	450,000	552,055
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/24	(a)(b)	725,000	876,307
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%	02/01/14		200,000	219,190
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		1,130,000	1,356,045
Sharyland ISD
Unlimited Tax GO Bonds Series 2012	5.00%	02/15/31	(a)(b)	1,980,000	2,320,817
Sunnyvale ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/19	(a)	295,000	365,263
Unlimited Tax GO Bonds Series 2011	3.00%	02/15/20	(a)	110,000	120,927
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/22	(a)(b)	220,000	272,994
Texas Public Finance Auth
Unemployment Compensation Obligation Assessment RB Series 2010A	2.60%	07/01/20		2,155,000	2,181,356
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28	(b)	900,000	975,969
Tomball ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/21	(a)	250,000	313,938
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%	03/01/18		1,625,000	1,978,714
Williamson Cnty
Limited Tax GO Refunding Bonds Series 2011	5.00%	02/15/21		1,000,000	1,249,220

					41,470,287

UTAH 0.4%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		950,000	1,088,776
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%	02/01/15		725,000	771,364
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16		300,000	325,689

					2,185,829

VERMONT 0.8%
Vermont HFA
RB Series 2011A	4.50%	02/01/26	(b)	4,500,000	4,922,100

VIRGINIA 1.9%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB (Juvenile Courts) Series 2010A	4.00%	01/01/19		455,000	528,173
Hanover Cnty
Public Improvement Refunding RB Series 2011A	5.25%	01/15/31	(b)	750,000	889,403
Henrico Cnty
GO Refunding Bonds Series 2009	4.00%	03/01/18		95,000	111,829
GO Refunding Bonds Series 2010	5.00%	07/15/17		500,000	612,045
Leesburg
GO Refunding Bonds Series 2009B	3.00%	02/01/13		60,000	61,525
Prince William Cnty IDA
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.00%	09/01/17		445,000	512,070
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/18		255,000	279,381
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/20		325,000	349,700
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.50%	09/01/34	(b)	670,000	745,904
Richmond
GO Bonds Series 2009A	4.00%	07/15/16		85,000	96,830
GO Bonds Series 2009B	4.00%	07/15/14		2,395,000	2,587,965
Virginia Beach Development Auth
M/F Housing RB (New Sands Apts) Series 2011	1.10%	12/01/13	(b)	2,925,000	2,930,733
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20	(b)	175,000	185,815

22 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Virginia Univ Health System Auth
General RB Series 2011	5.00%	07/01/26	(b)	590,000	681,680
General RB Series 2011	5.00%	07/01/27	(b)	1,000,000	1,147,530

					11,720,583

WASHINGTON 1.0%
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000,000	1,242,410
Pierce Cnty SD No. 3 WA
Unlimited Tax GO Refunding Bonds Series 2012	5.00%	12/01/21	(a)	3,000,000	3,762,570
Washington
GO Bonds Series 1990A	6.75%	02/01/15		640,000	696,544

					5,701,524

WISCONSIN 1.7%
Kaukauna Area SD
GO Refunding Bonds	2.00%	03/01/12		1,100,000	1,100,000
GO Refunding Bonds	3.00%	03/01/13		1,000,000	1,024,530
GO Refunding Bonds	3.00%	03/01/14		495,000	518,354
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/25	(b)	475,000	512,387
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27	(b)	1,250,000	1,422,737
RB (Aurora Health Care) Series 2012A	5.00%	07/15/26	(b)	2,000,000	2,215,720
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		450,000	501,791
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%	08/15/24	(b)	805,000	914,255
RB (Gundersen Lutheran) Series 2011A	2.50%	10/15/13		750,000	769,267
RB (Gundersen Lutheran) Series 2011A	5.00%	10/15/14		1,000,000	1,097,930

					10,076,971

Total Fixed-Rate Obligations
(Cost $536,630,555)					569,191,189

Variable-Rate Obligations 7.3% of net assets

ALASKA 0.4%
Valdez
Marine Terminal Refunding RB (Exxon Pipeline) Series 1993C	0.12%	12/01/33	(b)	2,500,000	2,500,000

CALIFORNIA 1.2%
California
GO Bonds Series 2004A1	0.10%	05/01/34	(a)(b)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank
RB (Contemporary Jewish Museum) Series 2006	0.20%	12/01/36	(a)(b)	980,000	980,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B6	0.08%	07/01/34	(a)(b)	2,000,000	2,000,000
Orange Cnty Sanitation District
Refunding COP Series 2000B	0.12%	08/01/30	(a)(b)	160,000	160,000
Sacramento Cnty Sanitation District Financing Auth
Sub Lien Refunding RB Series 2008B	0.15%	12/01/37	(a)(b)	3,000,000	3,000,000
Southern California Metropolitan Water District
Water RB Series 2000B3	0.06%	07/01/35	(a)(b)	250,000	250,000

					7,390,000

CONNECTICUT 2.5%
Connecticut
GO Bonds Series 2011A	1.08%	05/15/18		5,275,000	5,274,947
GO Bonds Series 2011C	1.26%	05/15/19		5,000,000	5,009,850
Connecticut HFA
Housing Mortgage Finance Program Series 2009A2	0.10%	05/15/39	(a)(b)	4,500,000	4,500,000

					14,784,797

See financial notes 23

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	0.91%	12/01/17	(b)	3,240,000	3,245,022

FLORIDA 0.2%
Sarasota Cnty Public Hospital District
Hospital Refunding RB (Sarasota Memorial Hospital) Series 2008B	0.10%	07/01/37	(a)(b)	1,000,000	1,000,000

INDIANA 0.8%
Indiana Finance Auth
Refunding RB (Duke Energy Indiana) Series 2009A5	0.12%	10/01/40	(a)(b)	4,000,000	4,000,000
St. Joseph Cnty
Educational Facilities RB (Univ of Notre Dame Du Lac) Series 2005	3.88%	03/01/40	(a)(b)	1,000,000	1,000,000

					5,000,000

MASSACHUSETTS 0.4%
Massachusetts
GO Refunding Bonds Series 2010A	0.54%	02/01/13	(b)	1,500,000	1,502,550
GO Refunding Bonds Series 2011A	0.82%	02/01/15	(b)	1,000,000	1,010,490

					2,513,040

NEW YORK 0.5%
New York City
GO Bonds Fiscal 1995 Series B5	0.14%	08/15/22	(a)(b)	3,000,000	3,000,000

OREGON 0.3%
Oregon
Veterans’ Welfare GO Bonds Series 88B	0.09%	12/01/41	(a)(b)	2,000,000	2,000,000

PENNSYLVANIA 0.3%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F	1.21%	05/15/38	(b)	1,500,000	1,500,690

WYOMING 0.2%
Uinta Cnty
Pollution Control Refunding RB (Chevron) Series 1993	0.08%	08/15/20	(b)	1,000,000	1,000,000

Total Variable-Rate Obligations
(Cost $43,905,405)					43,933,549

End of Investments.

At 02/29/12, the tax basis cost of the fund’s investments was $580,527,586 and the unrealized appreciation and depreciation were $32,694,894 and ($97,742), respectively, with a net unrealized appreciation of $32,597,152.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,729,391 or 0.5% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $612,624 or 0.1% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	Zero Coupon Bond.
(h)	Refunded bond.

24 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
ISD —	Independent school district
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

The following is a summary of the inputs used to value the funds’ investments as of February 29, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$569,191,189	$—	$569,191,189
Variable-Rate Obligations(a)	—	43,933,549	—	43,933,549

Total	$—	$613,124,738	$—	$613,124,738

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2012.

See financial notes 25

 Schwab Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $580,535,960)		$613,124,738
Cash		312,159
Receivables:
Investments sold		7,593,251
Interest		5,067,783
Fund shares sold		1,656,447
Prepaid expenses	+	3,258

Total assets		627,757,636

Liabilities

Payables:
Investments bought		22,045,078
Investment adviser and administrator fees		10,230
Shareholder services fees		14,790
Fund shares redeemed		943,301
Distributions to shareholders		472,557
Trustees’ fees		470
Accrued expenses	+	38,561

Total liabilities		23,524,987

Net Assets

Total assets		627,757,636
Total liabilities	−	23,524,987

Net assets		$604,232,649

Net Assets by Source
Capital received from investors		568,169,248
Net investment income not yet distributed		52,439
Net realized capital gains		3,422,184
Net unrealized capital gains		32,588,778

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$604,232,649		50,598,234		$11.94

26 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Interest		$8,064,733

Expenses

Investment adviser and administrator fees		773,480
Shareholder service fees		630,068
Portfolio accounting fees		40,891
Shareholder reports		24,581
Professional fees		22,153
Registration fees		21,078
Transfer agent fees		13,193
Custodian fees		7,425
Trustees’ fees		7,360
Interest expense		122
Other expenses	+	4,577

Total expenses		1,544,928
Expense reduction by CSIM and/or Schwab	−	263,612
Custody credits	−	99

Net expenses	−	1,281,217

Net investment income		6,783,516

Realized and Unrealized Gains (Losses)

Net realized gains on investments		4,460,696
Net unrealized gains on investments	+	12,832,138

Net realized and unrealized gains		17,292,834

Increase in net assets resulting from operations		$24,076,350

See financial notes 27

 Schwab Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			9/1/10-8/31/11
Net investment income		$6,783,516	$11,756,182
Net realized gains		4,460,696	3,424,669
Net unrealized gains (losses)	+	12,832,138	(2,035,741)

Increase in net assets from operations		24,076,350	13,145,110

Distributions to shareholders

Distributions from net investment income		(6,778,829)	(11,758,877)
Distributions from net realized gains	+	(2,753,934)	(6,038,451)

Total distributions		($9,532,763)	($17,797,328)

Transactions in Fund Shares

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,560,863	$171,519,482	24,816,252	$281,888,872
Shares reinvested		500,292	5,874,273	980,826	11,064,589
Shares redeemed	+	(6,072,370)	(71,237,951)	(22,242,258)	(250,832,157)

Net transactions in fund shares		8,988,785	$106,155,804	3,554,820	$42,121,304

Shares Outstanding and Net Assets

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		41,609,449	$483,533,258	38,054,629	$446,064,172
Total increase	+	8,988,785	120,699,391	3,554,820	37,469,086

End of period		50,598,234	$604,232,649	41,609,449	$483,533,258

Net investment income not yet distributed			$52,439		$47,752

28 See financial notes

Schwab California Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/11–		9/1/10–	9/1/09–	9/1/08–	9/1/07–	9/1/06–
	2/29/12*		8/31/11	8/31/10	8/31/09	8/31/08	8/31/07

Per-Share Data ($)

Net asset value at beginning of period	11.77		11.94	11.30	11.37	11.30	11.66

Income (loss) from investment operations:
Net investment income (loss)	0.18		0.36	0.35	0.42	0.47	0.48
Net realized and unrealized gains (losses)	0.41		(0.07)	0.64	(0.07)	0.07	(0.30)

Total from investment operations	0.59		0.29	0.99	0.35	0.54	0.18
Less distributions:
Distributions from net investment income	(0.18)		(0.36)	(0.35)	(0.42)	(0.47)	(0.48)
Distributions from net realized gains	(0.02)		(0.10)	—	—	—	(0.06)

Total distributions	(0.20)		(0.46)	(0.35)	(0.42)	(0.47)	(0.54)

Net asset value at end of period	12.16		11.77	11.94	11.30	11.37	11.30

Total return (%)	4.99	[1]	2.55	8.89	3.24	4.89	1.57

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[2]	0.49	0.49	0.49	0.49	0.56
Gross operating expenses	0.59	[2]	0.59	0.59	0.60	0.61	0.61
Net investment income (loss)	2.97	[2]	3.12	2.99	3.82	4.16	4.15
Portfolio turnover rate	47	[1]	68	88	119	89	19
Net assets, end of period ($ x 1,000,000)	416		379	446	361	308	217

* Unaudited.

1 Not annualized
2 Annualized.

See financial notes 29

 Schwab California Tax-Free Bond Fund

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

93.7%		Fixed-Rate Obligations	363,569,218	389,205,037
8.7%		Variable-Rate Obligations	36,250,000	36,274,668

102.4%		Total Investments	399,819,218	425,479,705
(2	.4)%	Other Assets and Liabilities, Net		(9,920,098)

100.0%		Net Assets		415,559,607

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 93.7% of net assets

CALIFORNIA 91.8%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20	(a)(e)	5,000,000	5,758,650
RB (Channing House) Series 2010	5.25%	05/15/20	(a)(e)	2,000,000	2,217,300
RB (Sharp HealthCare) Series 2009B	6.00%	08/01/24	(b)(e)	875,000	1,039,815
RB (Sharp HealthCare) Series 2011A	6.00%	08/01/30	(b)(e)	1,000,000	1,170,850
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/24	(b)	1,700,000	1,922,496
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28	(b)	535,000	585,718
Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6	5.25%	12/15/17	(a)(b)(e)	95,000	95,183
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%	10/01/16	(b)(e)	1,170,000	1,173,709
Alameda-Contra Costa Transit District
COP (FHR Computer System Financing) Series 2007	4.00%	08/01/12	(e)	415,000	420,619
Anaheim Public Financing Auth
Electric System Distribution Facilities RB Series 2011A	5.00%	10/01/25	(b)(e)	2,000,000	2,288,260
Lease Refunding RB Series 2008	4.50%	08/01/17	(e)	565,000	668,802
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16	(e)	100,000	113,042
Bret Harte UHSD
GO BAN 2012	3.00%	03/15/15	(d)	2,500,000	2,638,275
California
Economic Recovery Bonds Series 2004A	5.00%	07/01/12		1,710,000	1,736,317
Economic Recovery Bonds Series 2004A	5.25%	07/01/13	(g)	165,000	175,883
Economic Recovery Bonds Series 2004A	5.25%	07/01/13		275,000	292,608
GO Bonds	5.00%	09/01/18		3,000,000	3,609,870
GO Bonds	5.50%	04/01/19		1,000,000	1,236,420
GO Bonds	5.00%	11/01/19		3,000,000	3,640,560
GO Bonds	5.00%	11/01/24	(b)	2,000,000	2,312,760
GO Bonds	5.00%	11/01/25	(b)	3,590,000	4,110,083
GO Bonds	5.25%	12/01/28	(b)(g)	525,000	582,818
GO Bonds	6.50%	04/01/33	(b)	1,425,000	1,740,652
GO Bonds	6.00%	11/01/35	(b)	1,440,000	1,678,810
GO Bonds Series 2000	5.63%	05/01/18	(b)	50,000	50,194
GO Refunding Bonds	5.25%	09/01/25	(b)	2,000,000	2,367,400
Home Purchase RB Series 2012A	3.00%	12/01/21	(b)	3,105,000	3,144,775
Various Purpose GO Refunding Bonds	5.00%	10/01/17		2,000,000	2,391,740
Various Purpose GO Refunding Bonds	5.25%	10/01/32	(b)	5,000,000	5,658,550
Various Purpose GO Refunding Bonds	5.00%	10/01/41	(b)	3,000,000	3,199,650
California Dept of Water Resources
Power Supply RB Series 2002A	5.50%	05/01/16	(b)(g)	4,110,000	4,185,254
Power Supply RB Series 2002A	5.38%	05/01/17	(b)(g)	500,000	509,060
Power Supply RB Series 2002A	5.75%	05/01/17	(b)(e)(g)	3,000,000	3,056,100

30 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Power Supply RB Series 2008H	4.50%	05/01/17		1,550,000	1,837,354
Power Supply RB Series 2010M	4.00%	05/01/19		750,000	877,867
Water System RB (Central Valley) Series AI	5.00%	12/01/16		2,000,000	2,415,740
California Educational Facilities Auth
RB (Pomona College) Series 2011	4.00%	01/01/13	(e)	320,000	329,904
RB (Pomona College) Series 2011	4.00%	01/01/14	(e)	395,000	421,090
RB (Pomona College) Series 2011	4.00%	01/01/15	(e)	280,000	306,023
RB (Pomona College) Series 2011	4.00%	01/01/16	(e)	400,000	450,504
RB (Pomona College) Series 2011	4.00%	01/01/17	(e)	200,000	229,192
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21		575,000	677,390
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	(e)	2,000,000	2,623,040
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17		1,230,000	1,378,953
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18		680,000	784,210
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/21		500,000	581,755
California Health Facilities Financing Auth
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.25%	02/01/20	(a)	1,000,000	1,130,970
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.25%	12/01/12	(a)(e)	100,000	101,662
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.38%	12/01/13	(a)(e)	170,000	176,239
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)	150,000	163,604
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.75%	12/01/16	(a)	340,000	380,756
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)	200,000	227,418
Insured RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)	175,000	202,559
RB (Adventist Health/West) Series 2009C	5.00%	03/01/14		750,000	803,542
RB (Catholic Healthcare West) Series 2009B	5.00%	07/01/28	(b)(e)	4,560,000	4,628,172
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/27	(b)	1,500,000	1,623,645
RB (Rady Children’s Hospital) Series 2011	5.50%	08/15/26	(b)(e)	3,985,000	4,467,862
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(e)	3,285,000	3,854,718
RB (Scripps Health) Series 2012A	5.00%	11/15/24	(b)	1,075,000	1,266,533
RB (Scripps Health) Series 2012A	5.00%	11/15/26	(b)	1,680,000	1,950,026
RB (St. Joseph Health) Series 2009C	5.00%	07/01/34	(b)	3,000,000	3,305,520
RB (Sutter Health) Series 2008A	5.00%	08/15/12	(e)	1,705,000	1,740,634
Refunding RB (Cedars-Sinai Medical Center) Series 2011	4.00%	08/15/14		1,000,000	1,077,310
Refunding RB (Sutter Health) Series 2011D	5.00%	08/15/24	(b)	1,000,000	1,171,490
Refunding RB (Sutter Health) Series 2011D	5.25%	08/15/31	(b)	1,000,000	1,144,880
California Housing Finance Agency
Limited Obligation M/F Housing RB (Woolf House Apts) Series 2011B	1.05%	01/01/14	(b)	5,000,000	5,013,100
California Infrastructure & Economic Development Bank
RB (California ISO) Series 2009A	5.25%	02/01/21	(b)	1,925,000	2,112,148
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17		315,000	365,488
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18		775,000	908,199
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20		245,000	306,595
RB (USC-Soto St. Health Sciences Building) Series 2010	5.00%	12/01/19		470,000	591,321
RB (USC-Soto St. Health Sciences Building) Series 2010	3.25%	12/01/21	(b)	750,000	826,710
RB (USC-Soto St. Health Sciences Building) Series 2010	5.00%	12/01/23	(b)	720,000	875,628
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/25	(b)	50,000	57,271
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/26	(b)	400,000	455,516
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/27	(b)	300,000	340,536
California Pollution Control Financing Auth
Solid Waste Refunding RB (Republic Services) Series 2010B	0.50%	08/01/24	(b)	1,000,000	999,950
California Public Works Board
Lease RB (California State Univ) Series 2009J	6.00%	11/01/29	(b)	400,000	471,628
Lease RB (Dept of Corrections & Rehabilitation) Series 2011C	5.75%	10/01/31	(b)	1,000,000	1,135,450
Lease RB (Dept of Corrections) Series 1993E	5.50%	06/01/15		455,000	482,377
Lease RB (Judicial Council of California) Series 2011D	5.00%	12/01/22	(b)	1,000,000	1,133,430
Lease RB (Univ of California) Series 2011G	5.00%	12/01/25	(b)	3,000,000	3,500,580
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26	(b)	1,000,000	1,184,110
Lease RB Series 2009I1	6.63%	11/01/34	(b)	2,750,000	3,202,100
California Statewide Communities Development Auth
Collateralized RB (Sunnyside/Vermont) Series 2001A	7.00%	04/20/36	(a)(b)	3,790,000	3,987,307
Health Facility RB (Monterey Peninsula Community Hospital) Series 2011A	6.00%	06/01/33	(b)	1,000,000	1,149,810
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%	07/20/14	(a)	410,000	411,132
RB (Cottage Health) Series 2010	5.00%	11/01/16		225,000	256,039
RB (Cottage Health) Series 2010	5.00%	11/01/17		475,000	548,083
RB (Cottage Health) Series 2010	5.00%	11/01/18		600,000	696,216
RB (Enloe Medical Center) Series 2008A	5.25%	08/15/12	(a)	975,000	990,902

See financial notes 31

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB (Enloe Medical Center) Series 2008A	5.50%	08/15/13	(a)	250,000	262,833
RB (Kaiser Permanente) Series 2002C	3.85%	11/01/29	(b)	1,200,000	1,210,272
RB (Kaiser Permanente) Series 2009A	5.00%	04/01/14		4,340,000	4,724,177
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19		100,000	116,656
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13		5,095,000	5,390,000
RB (St. Joseph Health) Series 2000	4.50%	07/01/18		5,130,000	5,548,095
RB (Sutter Health) Series 2011A	6.00%	08/15/42	(b)	950,000	1,096,775
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%	11/15/14		630,000	666,735
Carlsbad USD
GO Bonds Series 2011C	0.00%	08/01/12	(f)	375,000	374,483
Carson Redevelopment Agency
Tax Allocation Sub Bonds (Merged & Amended Area) Series 2003D	6.00%	01/01/35	(b)(g)	500,000	551,460
Citrus Heights Water District
Revenue Refunding COP Series 2010	3.00%	10/01/13		200,000	205,842
Revenue Refunding COP Series 2010	4.00%	10/01/17		235,000	254,881
Revenue Refunding COP Series 2010	4.00%	10/01/20		120,000	126,042
Contra Costa Community College District
GO Refunding Bonds Series 2011	5.00%	08/01/22	(b)	1,000,000	1,235,750
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23	(b)	240,000	294,293
GO Refunding Bonds Series 2011A	5.00%	08/01/24	(b)	600,000	728,946
GO Refunding Bonds Series 2011A	5.00%	08/01/26	(b)	325,000	390,605
East Bay Regional Park District
GO Refunding Bonds Series 2008	5.00%	09/01/13		135,000	144,482
Elsinore Valley Municipal Water District
Refunding COP Series 1992A	6.00%	07/01/12		880,000	893,438
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,045,000
Forestville Union SD
GO Bonds Series 2011	6.25%	08/01/32	(b)	835,000	1,011,678
Fresno
Water System RB Series 2010A1	5.50%	06/01/21	(b)	2,000,000	2,411,100
Water System RB Series 2010A1	5.50%	06/01/22	(b)	2,000,000	2,388,600
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(g)	5,630,000	5,964,985
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,675,000	2,127,283
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.00%	08/01/25	(b)	500,000	553,425
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30	(b)	1,000,000	1,090,680
Huntington Beach Public Finance Auth
Lease Refunding RB Series 2011A	2.50%	09/01/13		750,000	772,672
Imperial Irrigation District
Electric System Refunding RB Series 2011B	5.00%	11/01/31	(b)	2,240,000	2,476,611
Electric System Refunding RB Series 2011C	3.00%	11/01/12		350,000	356,066
Electric System Refunding RB Series 2011C	5.00%	11/01/14		200,000	222,586
Electric System Refunding RB Series 2011C	5.00%	11/01/15		365,000	418,126
Electric System Refunding RB Series 2011C	5.00%	11/01/17		675,000	812,788
Electric System Refunding RB Series 2011C	5.00%	11/01/18		425,000	515,278
Electric System Refunding RB Series 2011D	5.00%	11/01/19		720,000	874,879
Electric System Refunding RB Series 2011D	5.00%	11/01/20		750,000	912,030
Electric System Refunding RB Series 2011D	5.00%	11/01/21		1,235,000	1,507,849
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/17		1,460,000	1,682,957
Refunding COP 2011 Series A	5.00%	11/01/18		1,235,000	1,428,105
Los Angeles
Airport Sr RB Series 2010A	4.00%	05/15/20		300,000	347,346
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20		5,690,000	6,980,492
Los Angeles Community College District
GO Bonds Series 2008F1	5.00%	08/01/27	(b)	2,500,000	2,812,600
GO Bonds Series 2009A	6.00%	08/01/33	(b)	1,650,000	1,982,541
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%	09/01/17	(b)	1,340,000	1,432,272
Los Angeles Dept of Airports
Airport Sub RB (Los Angeles Int’l Airport) Series 2010B	5.00%	05/15/21	(b)	430,000	508,492

32 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Los Angeles Dept of Water & Power
Power System RB Series 2009B	5.25%	07/01/23	(b)	2,250,000	2,708,325
Power System RB Series 2011A	4.00%	07/01/16		515,000	589,835
Power System RB Series 2011A	5.00%	07/01/18		3,350,000	4,122,744
Water System RB Series 2011A	5.00%	07/01/19		125,000	153,574
Los Angeles Harbor Dept
Refunding RB Series 2011B	5.00%	08/01/24	(b)	1,000,000	1,220,550
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2007A	5.00%	08/01/14		175,000	191,158
Los Gatos
COP (Library) 2010	5.00%	08/01/21	(b)	500,000	572,830
Lynwood Public Financing Auth
Lease Refunding RB Series 2003	5.00%	09/01/18	(b)	1,000,000	1,046,050
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16		830,000	949,620
Sub Lien RB Series 2008L	5.00%	07/01/17		855,000	1,000,820
Malibu
COP (City Hall) Series 2009A	4.00%	07/01/14		70,000	74,094
COP (City Hall) Series 2009A	4.00%	07/01/17		100,000	111,547
COP (City Hall) Series 2009A	4.00%	07/01/18		75,000	83,582
COP (City Hall) Series 2009A	5.00%	07/01/20	(b)	75,000	87,091
COP (City Hall) Series 2009A	5.00%	07/01/21	(b)	110,000	126,152
COP (City Hall) Series 2009A	5.00%	07/01/22	(b)	150,000	171,812
Menifee USD
GO Bonds Series A	5.50%	08/01/27	(b)	110,000	125,365
GO Bonds Series A	5.50%	08/01/29	(b)	235,000	266,363
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	3,000,000	3,361,650
Modesto Irrigation District
Electric System Refunding RB Series 2011A	5.00%	07/01/14		500,000	544,820
Electric System Refunding RB Series 2011A	5.00%	07/01/15		945,000	1,056,671
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19		420,000	466,267
RB Series 2011A	5.00%	08/01/20		400,000	440,292
RB Series 2011A	5.00%	08/01/21		550,000	603,135
RB Series 2011A	5.75%	08/01/40	(b)	750,000	810,457
Mt. Diablo Hospital District
Insured Hospital RB Series 1993A	5.00%	12/01/13	(g)	1,830,000	1,920,201
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009D	5.00%	12/01/38	(b)	2,500,000	2,599,350
Northern California Power Agency
Refunding RB (Hydroelectric Project No. 1) Series 2012A	5.00%	07/01/24	(b)	500,000	594,540
Refunding RB (Hydroelectric Project No. 1) Series 2012A	5.00%	07/01/32	(b)	700,000	787,045
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	7.00%	05/01/13		690,000	717,876
Novato Redevelopment Agency
Tax Allocation Bonds (Hamilton Field Redevelopment) Series 2011	6.75%	09/01/40	(b)	1,000,000	1,093,770
Oakland
GO Refunding Bonds Series 2012	5.00%	01/15/24	(b)	1,210,000	1,411,380
Ohlone Community College District
GO Bonds Series 2010A	5.00%	08/01/31	(b)	1,000,000	1,114,210
Orange Cove Irrigation District
Water Refunding RB Series 2009	4.00%	02/01/17		1,465,000	1,584,837
Palo Alto
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	5.00%	09/02/27	(b)	570,000	618,399
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	5.00%	09/02/30	(b)	400,000	425,180
Palomar Pomerado Health
COP 2009	5.50%	11/01/19		3,000,000	3,314,880
Pasadena
Refunding COP Series 2008C	5.00%	02/01/28	(b)	1,170,000	1,275,897
Pasadena Area Community College District
GO Bonds Series 2009D	5.00%	08/01/21	(b)	130,000	154,162
GO Bonds Series 2009D	5.00%	08/01/22	(b)	300,000	352,404

See financial notes 33

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/25	(b)	200,000	236,146
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23	(g)	925,000	1,231,795
Port of Oakland
RB Series 2002M	5.25%	11/01/16	(b)(g)	3,600,000	3,719,772
Redlands USD
GO Bonds Series 2008	5.00%	07/01/27	(a)(b)	90,000	99,040
Riverside Cnty Asset Leasing Corp
Lease Refunding RB (Cnty Administrative Center) Series 2012	5.00%	11/01/25	(b)	1,430,000	1,612,568
Lease Refunding RB (Cnty Administrative Center) Series 2012	5.00%	11/01/26	(b)	1,945,000	2,171,340
Lease Refunding RB (Cnty Administrative Center) Series 2012	5.00%	11/01/27	(b)	1,045,000	1,157,850
Roseville
Special Tax Refunding RB Series 2010	3.00%	09/01/14		2,200,000	2,244,550
Roseville City SD
GO Refunding Bonds Series 2011	4.00%	08/01/14		500,000	541,540
GO Refunding Bonds Series 2011	5.00%	08/01/25	(b)	780,000	934,565
GO Refunding Bonds Series 2011	5.00%	08/01/28	(b)	1,000,000	1,170,860
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31	(b)	1,000,000	1,144,300
San Bernardino Cnty Transportation Auth
Limited Sales Tax Revenue Notes Series 2009A	4.00%	05/01/12		5,600,000	5,632,816
San Bernardino Community College District
GO Bonds Series A	6.25%	08/01/33	(b)	165,000	197,416
San Diego Community College District
GO Bonds Series 2011	5.00%	08/01/36	(b)	2,000,000	2,320,300
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	5.00%	09/01/19		1,010,000	1,151,127
Lease Refunding RB Series 2010A	4.25%	03/01/20		950,000	1,016,367
Lease Refunding RB Series 2010A	5.00%	09/01/20		795,000	903,804
San Diego Regional Building Auth
Lease RB Series 2009A	3.00%	02/01/13		25,000	25,525
Lease RB Series 2009A	4.00%	02/01/16		415,000	458,699
Lease RB Series 2009A	4.00%	02/01/17		890,000	989,938
San Francisco
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/15		550,000	605,313
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/17		950,000	1,082,373
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/21	(b)	4,225,000	4,728,366
GO Bonds (San Francisco General Hospital) Series 2010A	5.00%	06/15/12		4,000,000	4,052,040
Refunding COP (Moscone Center South) Series 2011A	5.00%	09/01/24	(b)	2,340,000	2,753,572
San Francisco Airport Commission
Second Series RB Series 2009E	5.25%	05/01/24	(b)	300,000	348,405
Second Series RB Series 2009E	5.50%	05/01/25	(b)	1,400,000	1,642,522
Second Series Refunding RB Series 2011B	5.50%	05/01/21		750,000	933,082
Second Series Refunding RB Series 2012A	5.00%	05/01/26	(b)(d)	500,000	586,965
Second Series Refunding RB Series 2012B	5.00%	05/01/27	(b)(d)	1,150,000	1,340,164
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35	(b)	2,565,000	2,865,285
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19		2,535,000	2,977,662
Water RB Series 2011A	5.00%	11/01/20		2,360,000	2,934,920
San Francisco Redevelopment Financing Auth
Tax Allocation RB Series 2011B	6.13%	08/01/26	(b)	350,000	396,277
Tax Allocation RB Series 2011B	6.63%	08/01/41	(b)	1,250,000	1,411,737
San Jose
Airport RB Series 2011A2	5.00%	03/01/19		610,000	716,201
Airport RB Series 2011A2	5.00%	03/01/21		1,110,000	1,296,147
San Jose-Evergreen Community College District
GO Bonds Series A	5.00%	08/01/35	(b)	1,750,000	1,975,610
GO Bonds Series A	5.00%	08/01/41	(b)	2,000,000	2,228,280
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%	08/01/28	(a)(f)	500,000	240,550
GO Bonds Series 2008A	0.00%	08/01/30	(a)(f)	250,000	106,698
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/17		525,000	583,768
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%	07/15/20	(b)	400,000	454,432

34 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	2.00%	09/01/13	(d)	1,635,000	1,666,278
GO Refunding Bonds Series 2012	4.00%	09/01/16	(d)	1,775,000	1,970,445
GO Refunding Bonds Series 2012	4.00%	09/01/17	(d)	1,840,000	2,063,983
GO Refunding Bonds Series 2012	4.00%	09/01/19	(d)	1,960,000	2,196,239
Santa Clara Cnty Financing Auth
Lease RB (VMC Refunding) Series 2008A	5.00%	11/15/22	(b)	1,600,000	1,831,312
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		230,000	262,085
RB (El Camino Hospital) Series 2007B	5.00%	02/01/16	(e)	50,000	56,028
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115,000	131,043
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300,000	341,850
Santa Cruz Cnty Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36	(b)	900,000	1,028,187
Santa Cruz High SD
GO Refunding Bonds Series 2005	5.00%	08/01/29	(b)	5,680,000	5,849,832
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/28	(b)	1,195,000	1,386,547
Lease RB Series 2011A	5.00%	06/01/29	(b)	2,305,000	2,658,403
Lease RB Series 2011A	5.00%	06/01/30	(b)	2,420,000	2,772,158
Santa Monica Redevelopment Agency
Tax Allocation Bonds (Earthquake Recovery) Series 2011	5.88%	07/01/36	(b)	1,125,000	1,310,580
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17		115,000	138,072
GO Bonds Series B	5.00%	08/01/18		200,000	243,962
GO Bonds Series B	5.00%	08/01/19		75,000	92,094
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		5,195,000	6,476,347
Southern California Public Power Auth
Transmission Sub Refunding RB Series 2011A	5.00%	07/01/12		500,000	507,695
Sunnyvale SD
GO Series 2012D	0.00%	09/01/36	(d)(f)	5,000,000	1,297,750
Tamalpais UHSD
GO Refunding Bonds Series 2011	5.00%	08/01/27	(b)	1,000,000	1,220,550
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	5.00%	10/01/31	(b)	4,000,000	4,636,000
Tuolumne Wind Project Auth
RB Series 2009A	5.00%	01/01/22	(b)	600,000	678,252
Tustin USD
GO Bonds Series 2008B	6.00%	08/01/36	(b)	1,450,000	1,743,494
Univ of California
General RB Series 2009Q	5.25%	05/15/26	(b)	4,380,000	5,047,950
General RB Series 2011AB	3.00%	05/15/18		895,000	993,710
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,343,420
COP (San Antonio Community Hospital) Series 2011	6.50%	01/01/41		1,500,000	1,713,990
Washington Township Health Care District
GO Bonds Series 2009A	6.00%	08/01/12		1,000,000	1,021,420
RB Series 2009A	4.50%	07/01/12		275,000	278,319
RB Series 2009A	4.50%	07/01/13		250,000	259,980
RB Series 2009A	5.00%	07/01/14		300,000	322,797
RB Series 2009A	5.00%	07/01/15		300,000	329,898
RB Series 2009A	5.00%	07/01/16	(e)	75,000	83,644
RB Series 2009A	5.13%	07/01/17		200,000	227,392
RB Series 2009A	5.25%	07/01/18		250,000	286,190
RB Series 2009A	5.50%	07/01/19		300,000	347,253
RB Series 2009A	6.00%	07/01/29	(b)	1,000,000	1,133,260
RB Series 2010A	4.00%	07/01/12		515,000	520,387
West Kern Water District
Revenue COP Series 2011	2.00%	06/01/12		500,000	501,605
Revenue COP Series 2011	4.00%	06/01/18		70,000	79,981
Revenue COP Series 2011	4.00%	06/01/19		500,000	572,145
Revenue COP Series 2011	5.00%	06/01/20		500,000	608,740
Revenue COP Series 2011	5.00%	06/01/28	(b)	1,000,000	1,145,520
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/22	(b)(g)	2,000,000	2,045,420
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		700,000	775,747

See financial notes 35

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,100,000	2,364,789
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,050,000	2,343,416
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18		145,000	157,592
Water RB Series 2011	4.15%	03/01/19		180,000	198,815
Water RB Series 2011	4.45%	03/01/20		100,000	111,738
Water RB Series 2011	4.65%	03/01/21		115,000	130,047
Water RB Series 2011	6.00%	03/01/36	(b)	600,000	696,246

					381,226,836

PUERTO RICO 1.9%
Puerto Rico Electric Power Auth
Power RB Series NN	5.00%	07/01/32	(b)(g)	925,000	982,961
Power RB Series ZZ	5.25%	07/01/18		5,000,000	5,796,150
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Sr Series 2011C	5.00%	08/01/22	(b)	1,000,000	1,199,090

					7,978,201

Total Fixed-Rate Obligations
(Cost $363,569,218)					389,205,037

Variable-Rate Obligations 8.7% of net assets

CALIFORNIA 8.7%
California
Economic Recovery Bonds Series 2004C1	0.06%	07/01/23	(a)(b)	4,020,000	4,020,000
Economic Recovery Bonds Series 2004C2	0.07%	07/01/23	(a)(b)	3,125,000	3,125,000
Economic Recovery Bonds Series 2004C5	0.15%	07/01/23	(a)(b)	1,200,000	1,200,000
GO Bonds Series 2004A1	0.10%	05/01/34	(a)(b)	5,600,000	5,600,000
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	0.96%	10/01/15	(b)(e)	4,405,000	4,429,668
California Health Facilities Financing Auth
RB (St. Joseph Health) Series 2011B	0.13%	07/01/41	(a)(b)	2,700,000	2,700,000
California Infrastructure & Economic Development Bank
RB (PG&E) Series 2009D	0.07%	12/01/16	(a)(b)	2,200,000	2,200,000
California Municipal Finance Auth
Recovery Zone RB (Chevron) Series 2010C	0.14%	11/01/35	(b)	5,000,000	5,000,000
California Statewide Communities Development Auth
RB (Rady Children’s Hospital) Series 2008B	0.09%	08/15/47	(a)(b)	1,000,000	1,000,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B6	0.08%	07/01/34	(a)(b)	1,000,000	1,000,000
Norwalk-La Mirada USD
GO Bonds Series 2003A	0.35%	08/01/27	(a)(b)(c)(g)	1,000,000	1,000,000
Orange Cnty Sanitation District
Refunding COP Series 2000B	0.12%	08/01/30	(a)(b)	2,000,000	2,000,000
Southern California Metropolitan Water District
Water RB Series 2000B3	0.06%	07/01/35	(a)(b)	3,000,000	3,000,000

Total Variable-Rate Obligations
(Cost $36,250,000)					36,274,668

End of Investments.

36 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

At 02/29/12, the tax basis cost of the fund’s investments was $399,809,723 and the unrealized appreciation and depreciation were $25,702,175 and ($32,193), respectively, with a net unrealized appreciation of $25,669,982.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,000,000 or 0.2% of net assets.
(d)	Delayed-delivery security.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero Coupon Bond.
(g)	Refunded bond.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

The following is a summary of the inputs used to value the funds’ investments as of February 29, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$389,205,037	$—	$389,205,037
Variable-Rate Obligations(a)	—	36,274,668	—	36,274,668

Total	$—	$425,479,705	$—	$425,479,705

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
	August 31,	Discounts	Gain	Gains	Gross	Gross	Transfers	Transfers	February 29,
Investments in Securities	2011	(Premiums)	(Loss)	(Losses)	Purchases	Sales	in*	out*	2012

Variable-Rate Obligations	$1,425,000	$—	($106,500)	$75,000	$—	($1,393,500)	$—	$—	$—

Total	$1,425,000	$—	($106,500)	$75,000	$—	($1,393,500)	$—	$—	$—

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no significant transfers between Level 1 and Level 2 for the period ended February 29, 2012.

See financial notes 37

 Schwab California Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $399,819,218)		$425,479,705
Cash		197,205
Receivables:
Interest		4,133,341
Fund shares sold	+	450,573

Total assets		430,260,824

Liabilities

Payables:
Investments bought		14,171,758
Investment adviser and administrator fees		6,911
Shareholder services fees		8,760
Distributions to shareholders		381,795
Fund shares redeemed		89,013
Trustees’ fees		477
Accrued expenses	+	42,503

Total liabilities		14,701,217

Net Assets

Total assets		430,260,824
Total liabilities	−	14,701,217

Net assets		$415,559,607

Net Assets by Source
Capital received from investors		386,508,995
Net investment income not yet distributed		3,675
Net realized capital gains		3,386,450
Net unrealized capital gains		25,660,487

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$415,559,607		34,186,223		$12.16

38 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Interest		$6,697,487

Expenses

Investment adviser and administrator fees		581,358
Shareholder service fees		474,062
Portfolio accounting fees		34,654
Professional fees		20,988
Shareholder reports		11,792
Transfer agent fees		9,137
Trustees’ fees		6,824
Custodian fees		5,680
Registration fees		2,215
Interest expense		105
Other expenses	+	4,146

Total expenses		1,150,961
Expense reduction by CSIM and/or Schwab	−	201,496
Custody credits	−	78

Net expenses	−	949,387

Net investment income		5,748,100

Realized and Unrealized Gains (Losses)

Net realized gains on investments		3,990,925
Net unrealized gains on investments	+	9,243,586

Net realized and unrealized gains		13,234,511

Increase in net assets resulting from operations		$18,982,611

See financial notes 39

 Schwab California Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			9/1/10-8/31/11
Net investment income		$5,748,100	$12,150,361
Net realized gains		3,990,925	222,046
Net unrealized gains (losses)	+	9,243,586	(5,451,794)

Increase in net assets from operations		18,982,611	6,920,613

Distributions to shareholders

Distributions from net investment income		(5,742,629)	(12,143,521)
Distributions from net realized gains	+	(556,036)	(3,352,820)

Total distributions		($6,298,665)	($15,496,341)

Transactions in Fund Shares

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,754,159	$56,630,098	8,652,242	$100,114,608
Shares reinvested		321,422	3,830,412	833,983	9,574,313
Shares redeemed	+	(3,108,300)	(36,845,272)	(14,602,735)	(167,819,220)

Net transactions in fund shares		1,967,281	$23,615,238	(5,116,510)	($58,130,299)

Shares Outstanding and Net Assets

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,218,942	$379,260,423	37,335,452	$445,966,450
Total increase (decrease)	+	1,967,281	36,299,184	(5,116,510)	(66,706,027)

End of period		34,186,223	$415,559,607	32,218,942	$379,260,423

Distributions in excess of net investment income / Net investment income not yet distributed			$3,675		($1,796)

40 See financial notes

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)	Schwab Total Bond Market Fund
Schwab Tax-Free Bond Fund	Schwab GNMA Fund
Schwab California Tax-Free Bond Fund	Schwab Treasury Inflation Protected Securities Fund
Schwab Short-Term Bond Market Fund	Schwab 1000 Index Fund
Schwab Premier Income Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures

 41

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended February 29, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the

42

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about

 43

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk Factors:

The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the fund will fluctuate, which means that the shareholder could lose money.

Investment style risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. The funds’ emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than securities in taxable bond funds.

Interest rate risk. Interest rates will rise and fall over time. During periods when interest rates are low, a fund’s yield and total return also may be low. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

High yield risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Leverage risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the funds to greater risk. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Prepayment and extension risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.

Municipal securities risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

Derivatives risk. The funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds.

Securities lending risk. Securities lending risk involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

44

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

	Schwab	Schwab
	Tax-Free	California Tax-Free
Average Daily Net Assets	Bond Fund	Bond Fund

First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees to limit the total annual fund operating expenses to 0.49%, excluding interest, taxes and certain non-routine expenses.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 29, 2012, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Tax-Free Bond Fund	$1,000,000
Schwab California Tax-Free Bond Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

 45

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 29, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Tax-Free Bond Fund	$335,958,425	$235,325,325
Schwab California Tax-Free Bond Fund	191,826,814	176,158,777

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2011, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended August 31, 2011, the funds had no capital losses utilized and had capital losses deferred as follows:

	Schwab	Schwab
	Tax-Free	California Tax-Free
	Bond Fund	Bond Fund

Deferred capital losses	$—	$52,719
Capital losses utilized	—	—

As of August 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs

46

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):

from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds are fully compliant with the noted provisions of the Act for the period ending February 29, 2012.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 47

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Investments since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

48

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

 49

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006- June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer -– Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Investments since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc., (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan. 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

50

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 51

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

Barclays Capital 1-Year Municipal Bond Index An index that includes the 1-Year (1 − 2) component of the Barclays Capital General Municipal Bond Index.

Barclays Capital 7-Year Municipal Bond Index An index that includes the 7-Year (6 − 8) component of the Barclays Capital General Municipal Bond Index.

Barclays Capital General Municipal Bond Index An index that covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

52

generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

 53

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in a fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13481-15

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 04/10/12
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 04/10/12

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: 04/04/12